JPMorgan Core Bond Fund

Schedule of Portfolio Investments as of November 30, 2020

(Unaudited)

THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc., member FINRA

© J.P. Morgan Chase & Co., 2021.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 30.0%
Aerospace & Defense — 0.9%
Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	3,267	3,423
Airbus SE (France)
3.15%, 4/10/2027 (a)	4,909	5,286
3.95%, 4/10/2047 (a)	1,046	1,193
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (a)	5,000	5,569
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	14,745	14,845
5.80%, 10/11/2041 (a)	2,500	3,589
3.00%, 9/15/2050 (a)	5,645	5,978
Boeing Co. (The)
4.51%, 5/1/2023	39,141	41,975
1.95%, 2/1/2024	15,770	15,921
4.88%, 5/1/2025	9,325	10,410
2.75%, 2/1/2026	15,605	15,993
3.10%, 5/1/2026	9,560	9,956
5.15%, 5/1/2030	14,590	17,127
3.60%, 5/1/2034	5,076	5,126
5.71%, 5/1/2040	12,565	15,861
L3Harris Technologies, Inc.
3.83%, 4/27/2025	7,570	8,509
1.80%, 1/15/2031	14,120	14,322
4.85%, 4/27/2035	1,918	2,531
Leidos, Inc. 2.30%, 2/15/2031 (a)	8,020	8,140
Lockheed Martin Corp.
1.85%, 6/15/2030	5,280	5,525
4.50%, 5/15/2036	7,200	9,489
2.80%, 6/15/2050	5,055	5,537
Northrop Grumman Corp.
3.20%, 2/1/2027	5,364	6,008
3.25%, 1/15/2028	1,700	1,919
5.15%, 5/1/2040	13,000	18,099
Precision Castparts Corp. 3.25%, 6/15/2025	5,751	6,370
Raytheon Technologies Corp.
3.20%, 3/15/2024 (a)	2,992	3,224
6.70%, 8/1/2028	701	946
6.05%, 6/1/2036	4,095	5,877
4.50%, 6/1/2042	13,927	18,407
4.15%, 5/15/2045	7,861	9,836
3.75%, 11/1/2046	7,060	8,561
4.35%, 4/15/2047 (a)	4,020	5,197

		310,749

Airlines — 0.0% (b)
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	3,605	3,548

Automobiles — 0.2%
BMW US Capital LLC (Germany) 2.25%, 9/15/2023 (a)	5,568	5,804
Daimler Finance North America LLC (Germany)
2.00%, 7/6/2021 (a)	1,250	1,261
3.35%, 2/22/2023 (a)	5,000	5,292
3.30%, 5/19/2025 (a)	1,200	1,317
Hyundai Capital America
3.00%, 3/18/2021 (a)	7,600	7,646
1.15%, 11/10/2022 (a)	26,248	26,322
1.80%, 10/15/2025 (a)	8,870	8,978
2.38%, 10/15/2027 (a)	9,020	9,297
Kia Motors Corp. (South Korea) 2.63%, 4/21/2021 (a)	904	911
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (a)	12,310	12,309

		79,137

Banks — 5.4%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	7,879	9,036
AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	13,710	15,075
ANZ New Zealand Int’l Ltd. (New Zealand)
3.45%, 1/21/2028 (a)	2,000	2,287
2.55%, 2/13/2030 (a)	19,875	21,678
ASB Bank Ltd. (New Zealand)
3.75%, 6/14/2023 (a)	1,700	1,838
3.13%, 5/23/2024 (a)	13,905	14,992
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	1,834	2,108
Banco Santander SA (Spain)
3.13%, 2/23/2023	5,000	5,269
4.38%, 4/12/2028	6,600	7,659
2.75%, 12/3/2030	10,800	10,800
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022 (c)	29,628	30,056
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (c)	6,248	6,435
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (c)	10,925	11,284
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	20,618	21,660
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	1,890	2,016
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (c)	530	575
4.00%, 1/22/2025	18,371	20,554
Series L, 3.95%, 4/21/2025	8,782	9,848
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (c)	1,840	1,989
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (c)	5,215	5,718
4.45%, 3/3/2026	5,041	5,883
4.25%, 10/22/2026	6,055	7,067
3.25%, 10/21/2027	20,908	23,244

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	10,025	11,433
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	27,187	30,593
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (c)	26,230	30,495
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (c)	22,913	26,864
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (c)	13,840	14,635
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	84,117	87,814
Bank of Montreal (Canada)
Series E, 3.30%, 2/5/2024	8,700	9,427
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (c)	6,000	6,524
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c)	5,021	5,681
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	6,160	6,705
Bank of Nova Scotia (The) (Canada)
1.63%, 5/1/2023	52,010	53,502
4.50%, 12/16/2025	5,835	6,714
Barclays plc (United Kingdom)
3.65%, 3/16/2025	15,214	16,663
5.20%, 5/12/2026	3,000	3,467
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.64%, 6/24/2031 (c)	25,980	27,001
BNP Paribas SA (France)
3.38%, 1/9/2025 (a)	6,025	6,568
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	10,920	11,379
(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (c)	18,020	19,547
BNZ International Funding Ltd. (New Zealand) 3.38%, 3/1/2023 (a)	4,500	4,789
Capital One Bank USA NA 3.38%, 2/15/2023	9,474	10,034
Citigroup, Inc.
2.75%, 4/25/2022	12,240	12,621
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (c)	6,399	6,591
3.88%, 3/26/2025	3,077	3,432
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	6,470	7,013
4.40%, 6/10/2025	13,411	15,359
(SOFR + 2.75%), 3.11%, 4/8/2026 (c)	28,260	30,719
3.40%, 5/1/2026	6,100	6,817
4.30%, 11/20/2026	6,200	7,174
4.45%, 9/29/2027	1,491	1,748
6.63%, 1/15/2028	3,363	4,405
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	18,453	20,919
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	5,000	5,651
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (c)	20,900	24,468
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	3,330	3,985
8.13%, 7/15/2039	1,424	2,578
5.30%, 5/6/2044	698	983
Citizens Bank NA 3.70%, 3/29/2023	9,645	10,333
Citizens Financial Group, Inc. 2.38%, 7/28/2021	1,590	1,608
Comerica, Inc. 4.00%, 2/1/2029	8,910	10,367
Commonwealth Bank of Australia (Australia)
4.50%, 12/9/2025 (a)	4,920	5,630
2.85%, 5/18/2026 (a)	7,040	7,756
3.74%, 9/12/2039 (a)	10,835	12,499
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	7,101	8,115
3.75%, 7/21/2026	8,564	9,633
5.80%, 9/30/2110 (a)	3,139	4,993
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	4,405	4,924
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	15,810	16,320
Danske Bank A/S (Denmark)
2.70%, 3/2/2022 (a)	4,254	4,372
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (c)	35,450	35,584
Discover Bank
3.35%, 2/6/2023	2,185	2,310
4.20%, 8/8/2023	5,100	5,582
4.25%, 3/13/2026	8,109	9,321
Fifth Third Bancorp 3.65%, 1/25/2024	8,495	9,248
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (a)	8,968	9,019
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (c)	8,997	9,415
4.25%, 3/14/2024	6,038	6,621
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	12,403	13,358
4.25%, 8/18/2025	4,932	5,567
(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	2,400	2,434
4.38%, 11/23/2026	3,162	3,613
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	9,677	10,980
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	25,865	26,282
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	20,470	21,065
7.63%, 5/17/2032	8,416	12,051
6.10%, 1/14/2042	3,835	5,717

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Industrial & Commercial Bank of China Ltd. (China) 2.45%, 10/20/2021	6,900	6,976
ING Groep NV (Netherlands)
4.10%, 10/2/2023	16,700	18,370
3.95%, 3/29/2027	2,572	2,958
KeyBank NA 3.18%, 5/22/2022	4,225	4,386
KeyCorp 4.15%, 10/29/2025	4,755	5,473
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (c)	8,500	8,588
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (c)	6,788	7,081
4.45%, 5/8/2025	6,285	7,188
4.58%, 12/10/2025	4,700	5,288
4.38%, 3/22/2028	6,745	7,991
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	2,713	2,800
3.76%, 7/26/2023	17,550	19,021
2.53%, 9/13/2023	3,463	3,649
3.41%, 3/7/2024	13,065	14,172
2.19%, 2/25/2025	15,810	16,652
2.05%, 7/17/2030	23,420	24,287
3.75%, 7/18/2039	10,875	13,104
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	1,449	1,497
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)	13,350	14,000
3.17%, 9/11/2027	4,000	4,456
(ICE LIBOR USD 3 Month + 1.31%), 2.87%, 9/13/2030 (c)	11,274	12,209
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	13,717	15,427
2.33%, 8/21/2030 (a)	10,430	10,508
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (c)	16,395	18,353
Natwest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (c)	7,306	7,607
3.88%, 9/12/2023	6,150	6,663
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024 (c)	11,990	12,426
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	2,780	3,031
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	5,845	6,438
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	4,475	4,832
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	2,270	2,725
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	10,470	12,403
NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (a)	13,215	13,936
Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (a)	7,408	7,874
Regions Financial Corp.
2.75%, 8/14/2022	3,338	3,464
3.80%, 8/14/2023	5,226	5,686
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	5,585	6,622
Santander UK Group Holdings plc (United Kingdom)
3.57%, 1/10/2023	6,200	6,392
4.75%, 9/15/2025 (a)	6,200	6,986
Societe Generale SA (France)
3.88%, 3/28/2024 (a)	14,005	15,204
2.63%, 1/22/2025 (a)	23,000	24,186
4.25%, 4/14/2025 (a)	5,280	5,811
3.00%, 1/22/2030 (a)	28,435	30,032
SouthTrust Bank 7.69%, 5/15/2025	2,197	2,703
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (c)	10,305	10,711
5.20%, 1/26/2024 (a)	5,291	5,812
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (c)	3,200	3,402
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	9,000	9,481
(ICE LIBOR USD 3 Month + 1.91%), 4.30%, 5/21/2030 (a) (c)	8,180	9,541
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (a) (c)	2,000	2,237
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 1/11/2022	8,755	8,995
2.78%, 10/18/2022	4,110	4,294
3.10%, 1/17/2023	9,971	10,528
3.94%, 10/16/2023	14,575	15,947
4.44%, 4/2/2024 (a)	1,246	1,373
2.63%, 7/14/2026	6,102	6,622
3.01%, 10/19/2026	2,517	2,784
3.04%, 7/16/2029	18,710	20,778

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Toronto-Dominion Bank (The) (Canada)
3.25%, 3/11/2024	5,000	5,422
2.65%, 6/12/2024	10,135	10,838
Truist Bank 3.30%, 5/15/2026	7,380	8,253
Truist Financial Corp.
4.00%, 5/1/2025	4,143	4,698
1.95%, 6/5/2030	12,200	12,705
UniCredit SpA (Italy)
3.75%, 4/12/2022 (a)	9,035	9,354
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (c)	14,000	14,239
US Bancorp
3.38%, 2/5/2024	3,430	3,719
7.50%, 6/1/2026	1,256	1,664
Series X, 3.15%, 4/27/2027	1,924	2,171
US Bank NA 2.80%, 1/27/2025	6,833	7,426
Wells Fargo & Co.
3.50%, 3/8/2022	8,071	8,389
3.07%, 1/24/2023	27,889	28,692
3.75%, 1/24/2024	9,465	10,281
3.55%, 9/29/2025	10,308	11,509
3.00%, 4/22/2026	10,654	11,696
4.10%, 6/3/2026	5,921	6,810
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)	23,245	25,695
4.30%, 7/22/2027	2,925	3,410
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	10,405	11,003
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	24,960	27,158
5.38%, 11/2/2043	2,755	3,898
4.65%, 11/4/2044	11,097	14,319
4.40%, 6/14/2046	4,816	6,089
4.75%, 12/7/2046	5,184	6,896
Wells Fargo Bank NA 5.85%, 2/1/2037	1,720	2,433
Westpac Banking Corp. (Australia)
2.85%, 5/13/2026	7,700	8,511
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c)	5,855	6,623

		1,881,947

Beverages — 0.8%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	33,310	42,552
4.90%, 2/1/2046	20,399	26,603
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	1,460	1,834
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	13,419	16,581
4.35%, 6/1/2040	16,250	20,137
4.44%, 10/6/2048	19,858	24,853
4.50%, 6/1/2050	20,990	26,286
4.75%, 4/15/2058	9,838	12,976
5.80%, 1/23/2059	605	923
4.60%, 6/1/2060	7,010	8,955
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	13,140	14,220
1.85%, 9/1/2032	11,205	11,303
Constellation Brands, Inc.
4.40%, 11/15/2025	4,444	5,167
5.25%, 11/15/2048	3,091	4,387
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	4,484	5,075
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	6,900	7,407
4.42%, 5/25/2025	2,714	3,130
3.43%, 6/15/2027	2,015	2,295
3.20%, 5/1/2030	13,500	15,271
4.99%, 5/25/2038	3,920	5,245
4.42%, 12/15/2046	3,746	4,765
5.09%, 5/25/2048	4,164	5,848

		265,813

Biotechnology — 0.6%
AbbVie, Inc.
3.45%, 3/15/2022	5,743	5,937
2.80%, 3/15/2023	3,954	4,139
3.85%, 6/15/2024	3,041	3,348
3.20%, 11/21/2029	27,601	31,295
4.55%, 3/15/2035	3,881	4,941
4.50%, 5/14/2035	15,614	19,742
4.05%, 11/21/2039	16,908	20,495
4.63%, 10/1/2042	9,850	12,675
4.40%, 11/6/2042	12,902	16,269
4.75%, 3/15/2045	7,000	9,150
4.45%, 5/14/2046	2,145	2,704
4.25%, 11/21/2049	10,194	12,884
Amgen, Inc.
2.20%, 2/21/2027	9,240	9,798
3.15%, 2/21/2040	5,870	6,340
Baxalta, Inc.
3.60%, 6/23/2022	999	1,041
5.25%, 6/23/2045	327	455
Biogen, Inc.
2.25%, 5/1/2030	20,560	21,241
3.15%, 5/1/2050	8,490	8,564
Gilead Sciences, Inc.
1.65%, 10/1/2030	9,165	9,124
2.60%, 10/1/2040	11,110	11,250
2.80%, 10/1/2050	10,760	10,809

		222,201

Building Products — 0.1%
Johnson Controls International plc 3.75%, 12/1/2021	99	101
Masco Corp.
2.00%, 10/1/2030	5,820	5,906
6.50%, 8/15/2032	10,095	13,071
4.50%, 5/15/2047	3,130	3,923

		23,001

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Capital Markets — 2.2%
Bank of New York Mellon Corp. (The)
3.25%, 9/11/2024	3,800	4,165
2.80%, 5/4/2026	1,043	1,156
BlackRock, Inc. 1.90%, 1/28/2031	6,768	7,047
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	3,107	4,014
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	4,202
4.85%, 3/29/2029	5,160	6,324
4.70%, 9/20/2047	5,253	6,709
Charles Schwab Corp. (The)
3.20%, 3/2/2027	5,710	6,395
3.20%, 1/25/2028	1,270	1,438
CME Group, Inc. 3.00%, 3/15/2025	5,537	6,082
Credit Suisse AG (Switzerland)
3.63%, 9/9/2024	4,326	4,801
2.95%, 4/9/2025	9,460	10,345
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023 (a)	10,753	11,098
3.80%, 6/9/2023	8,035	8,648
3.75%, 3/26/2025	5,499	6,103
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	6,850	7,227
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	9,320	9,718
4.28%, 1/9/2028 (a)	12,016	13,871
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (c)	2,991	3,386
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)	5,276	5,444
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	13,886	14,249
3.30%, 11/16/2022	6,440	6,709
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	26,205	26,739
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	13,585	13,749
FMR LLC 6.45%, 11/15/2039 (a)	2,242	3,467
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (c)	16,417	16,777
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (c)	30,650	31,766
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (c)	11,501	11,959
3.50%, 1/23/2025	5,018	5,512
3.75%, 5/22/2025	22,195	24,845
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	13,398	14,605
4.25%, 10/21/2025	10,573	12,140
3.50%, 11/16/2026	23,775	26,588
3.85%, 1/26/2027	18,677	21,342
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	13,876	15,871
6.75%, 10/1/2037	1,435	2,196
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (c)	16,126	20,690
4.75%, 10/21/2045	4,600	6,420
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	5,021	5,524
Invesco Finance plc
4.00%, 1/30/2024	3,914	4,284
3.75%, 1/15/2026	2,510	2,832
Jefferies Group LLC 6.45%, 6/8/2027	3,725	4,723
Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (a)	6,300	7,193
Macquarie Group Ltd. (Australia) 6.25%, 1/14/2021 (a)	9,649	9,715
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (c)	10,050	11,069
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	22,700	27,286
Morgan Stanley
3.75%, 2/25/2023	20,743	22,234
4.10%, 5/22/2023	9,880	10,701
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	16,852	18,117
3.70%, 10/23/2024	12,301	13,673
(SOFR + 1.15%), 2.72%, 7/22/2025 (c)	5,034	5,384
4.00%, 7/23/2025	21,227	24,298
5.00%, 11/24/2025	9,322	11,110
3.88%, 1/27/2026	10,005	11,439
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	18,815	19,844
3.13%, 7/27/2026	2,254	2,517
4.35%, 9/8/2026	1,640	1,925
3.63%, 1/20/2027	17,528	20,029
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	13,333	15,158
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (c)	7,397	8,546
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	11,200	11,277
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	10,600	13,869
4.30%, 1/27/2045	7,560	10,273
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	11,898	12,634
2.68%, 7/16/2030	12,180	12,865
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	2,762	3,028
UBS Group AG (Switzerland)
3.49%, 5/23/2023 (a)	7,735	8,066
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	2,156	2,237
4.13%, 9/24/2025 (a)	2,500	2,859

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	15,100	15,254
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (c)	6,470	7,230

		760,990

Chemicals — 0.3%
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (a)	4,179	4,371
Albemarle Corp. 5.45%, 12/1/2044	3,800	4,401
Dow Chemical Co. (The) 4.55%, 11/30/2025	3,800	4,441
DuPont de Nemours, Inc. 5.32%, 11/15/2038	12,320	16,793
Ecolab, Inc. 3.25%, 1/14/2023	3,636	3,835
International Flavors & Fragrances, Inc.
4.45%, 9/26/2028	3,786	4,474
5.00%, 9/26/2048	4,346	5,791
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	7,621
5.25%, 1/15/2045	4,962	6,696
5.00%, 4/1/2049	4,150	5,743
Nutrition & Biosciences, Inc.
1.83%, 10/15/2027 (a)	5,430	5,547
3.27%, 11/15/2040 (a)	7,650	8,239
3.47%, 12/1/2050 (a)	13,375	14,608
Sherwin-Williams Co. (The) 3.13%, 6/1/2024	2,788	3,021
Union Carbide Corp. 7.75%, 10/1/2096	5,919	8,732

		104,313

Commercial Services & Supplies — 0.1%
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	4,174
Republic Services, Inc. 1.45%, 2/15/2031	14,940	14,743

		18,917

Construction & Engineering — 0.0% (b)
Mexico City Airport Trust (Mexico) 5.50%, 7/31/2047 (a)	1,048	1,028

Construction Materials — 0.0% (b)
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (a)	2,811	3,161
5.13%, 5/18/2045 (a)	6,052	7,793
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	5,785	6,448

		17,402

Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
5.00%, 10/1/2021	5,000	5,161
4.45%, 12/16/2021	19,683	20,271
3.95%, 2/1/2022	3,505	3,597
3.50%, 5/26/2022	3,050	3,137
3.30%, 1/23/2023	3,849	3,974
4.13%, 7/3/2023	17,040	18,064
4.50%, 9/15/2023	31,000	33,189
4.88%, 1/16/2024	4,135	4,454
3.15%, 2/15/2024	24,115	24,823
3.50%, 1/15/2025	844	875
4.45%, 10/1/2025	4,342	4,690
4.45%, 4/3/2026	5,633	6,062
American Express Co. 3.40%, 2/27/2023	4,100	4,363
American Honda Finance Corp.
2.90%, 2/16/2024	5,285	5,662
2.30%, 9/9/2026	1,185	1,274
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022 (a)	1,245	1,264
5.50%, 1/15/2023 (a)	21,959	22,907
5.13%, 10/1/2023 (a)	27,150	28,560
3.95%, 7/1/2024 (a)	21,115	21,698
2.88%, 2/15/2025 (a)	15,599	15,324
5.50%, 1/15/2026 (a)	19,000	20,689
4.25%, 4/15/2026 (a)	9,415	9,751
4.38%, 5/1/2026 (a)	5,010	5,173
Capital One Financial Corp.
3.75%, 4/24/2024	5,797	6,326
3.20%, 2/5/2025	6,093	6,630
4.20%, 10/29/2025	3,000	3,405
3.75%, 7/28/2026	7,424	8,265
Caterpillar Financial Services Corp.
3.25%, 12/1/2024	2,070	2,285
2.40%, 8/9/2026	5,040	5,455
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	10,857
John Deere Capital Corp. 2.25%, 9/14/2026	10,305	11,106
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (a)	52,772	55,186
4.50%, 3/15/2023 (a)	4,600	4,792
5.50%, 2/15/2024 (a)	18,164	19,389

		398,658

Containers & Packaging — 0.0% (b)
International Paper Co. 8.70%, 6/15/2038	2,650	4,272
WRKCo, Inc.
3.00%, 9/15/2024	920	991
3.75%, 3/15/2025	7,570	8,439
3.90%, 6/1/2028	2,870	3,301

		17,003

Diversified Consumer Services — 0.2%
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	10,650
Emory University Series 2020, 2.14%, 9/1/2030	17,710	18,522
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	10,426
President and Fellows of Harvard College 3.30%, 7/15/2056	8,351	10,047
University of Southern California Series A, 3.23%, 10/1/2120	9,370	9,650

		59,295

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Diversified Financial Services — 0.6%
Blackstone 3.65%, 7/14/2023 (a)	13,980	14,424
CK Hutchison International 16 Ltd. (United Kingdom)
1.88%, 10/3/2021 (a)	4,160	4,196
2.75%, 10/3/2026 (a)	6,500	7,018
CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	9,685	10,923
GE Capital Funding LLC 4.40%, 5/15/2030 (a)	7,480	8,613
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	52,907	61,021
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	11,667	12,517
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	3,907	4,084
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)
2.65%, 9/19/2022 (a)	4,255	4,385
3.56%, 2/28/2024 (a)	8,350	8,969
National Rural Utilities Cooperative Finance Corp. 2.95%, 2/7/2024	2,585	2,762
ORIX Corp. (Japan)
2.90%, 7/18/2022	3,775	3,907
3.70%, 7/18/2027	4,000	4,563
Private Export Funding Corp.
Series EE, 2.80%, 5/15/2022	10,700	11,080
Series KK, 3.55%, 1/15/2024	12,505	13,631
Shell International Finance BV (Netherlands) 4.13%, 5/11/2035	9,000	11,208
Siemens Financieringsmaatschappij NV (Germany)
3.13%, 3/16/2024 (a)	3,440	3,708
2.35%, 10/15/2026 (a)	6,000	6,472
4.40%, 5/27/2045 (a)	3,421	4,647
3.30%, 9/15/2046 (a)	3,050	3,559

		201,687

Diversified Telecommunication Services — 1.0%
AT&T, Inc.
1.65%, 2/1/2028	14,000	14,197
4.30%, 2/15/2030	5,765	6,883
2.25%, 2/1/2032	26,520	26,833
4.50%, 5/15/2035	5,845	7,074
3.50%, 6/1/2041	35,836	38,593
4.30%, 12/15/2042	3,861	4,522
3.10%, 2/1/2043	39,310	40,204
3.50%, 9/15/2053 (a)	16,997	17,407
3.55%, 9/15/2055 (a)	1,947	1,993
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (a)	4,657	5,412
Deutsche Telekom International Finance BV (Germany)
3.60%, 1/19/2027 (a)	4,724	5,324
4.88%, 3/6/2042 (a)	2,087	2,762
Qwest Corp. 6.75%, 12/1/2021	7,308	7,694
Telefonica Emisiones SA (Spain)
5.46%, 2/16/2021	2,025	2,046
4.67%, 3/6/2038	5,130	6,153
Verizon Communications, Inc.
2.63%, 8/15/2026	1,771	1,936
4.13%, 3/16/2027	6,080	7,207
4.33%, 9/21/2028	11,983	14,537
3.88%, 2/8/2029	2,840	3,342
4.50%, 8/10/2033	12,088	15,398
4.40%, 11/1/2034	27,768	35,065
4.27%, 1/15/2036	14,663	18,375
2.65%, 11/20/2040	17,316	17,806
4.86%, 8/21/2046	16,339	22,452
4.67%, 3/15/2055	6,685	9,207
2.99%, 10/30/2056 (a)	3,311	3,502

		335,924

Electric Utilities — 1.6%
AEP Transmission Co. LLC
3.80%, 6/15/2049	3,615	4,450
3.15%, 9/15/2049	2,680	2,969
Alabama Power Co.
6.13%, 5/15/2038	1,904	2,845
6.00%, 3/1/2039	769	1,139
4.10%, 1/15/2042	923	1,099
Appalachian Power Co.
Series P, 6.70%, 8/15/2037	3,740	5,346
Series Y, 4.50%, 3/1/2049	3,395	4,371
Arizona Public Service Co. 5.05%, 9/1/2041	3,036	4,129
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (a)	1,500	1,732
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	3,755	4,381
3.20%, 9/15/2049	8,020	8,984
2.90%, 6/15/2050	7,770	8,364
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	1,363
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	10,625	11,658
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (a)	3,890	4,136
5.95%, 12/15/2036	840	1,043
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (a)	4,791	4,879
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	4,345
DTE Electric Co. 2.65%, 6/15/2022	1,687	1,736

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,228	1,570
Duke Energy Corp.
2.65%, 9/1/2026	1,382	1,503
3.40%, 6/15/2029	3,657	4,153
Duke Energy Indiana LLC
3.75%, 5/15/2046	4,500	5,431
Series YYY, 3.25%, 10/1/2049	6,895	7,920
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	3,962
Duke Energy Progress LLC
4.10%, 5/15/2042	1,886	2,391
4.10%, 3/15/2043	1,569	1,969
4.15%, 12/1/2044	2,258	2,870
3.70%, 10/15/2046	1,616	1,965
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	8,002	8,721
Edison International
5.75%, 6/15/2027	6,000	7,019
4.13%, 3/15/2028	14,875	16,286
Emera US Finance LP (Canada) 4.75%, 6/15/2046	9,540	11,991
Enel Finance International NV (Italy)
4.63%, 9/14/2025 (a)	3,310	3,862
3.63%, 5/25/2027 (a)	4,590	5,205
3.50%, 4/6/2028 (a)	4,500	5,136
6.00%, 10/7/2039 (a)	897	1,260
Entergy Arkansas LLC
3.50%, 4/1/2026	2,631	2,968
2.65%, 6/15/2051	8,425	8,778
Entergy Corp. 2.95%, 9/1/2026	2,469	2,726
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	5,377
3.25%, 4/1/2028	1,551	1,746
3.05%, 6/1/2031	4,606	5,232
4.00%, 3/15/2033	3,430	4,289
Evergy Metro, Inc.
3.15%, 3/15/2023	3,255	3,432
5.30%, 10/1/2041	8,968	12,141
Evergy, Inc. 2.90%, 9/15/2029	14,800	16,068
Exelon Corp.
3.50%, 6/1/2022	5,000	5,214
3.40%, 4/15/2026	1,177	1,322
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	830	969
Fortis, Inc. (Canada) 3.06%, 10/4/2026	12,384	13,579
Hydro-Quebec (Canada)
9.40%, 2/1/2021	1,614	1,638
Series HY, 8.40%, 1/15/2022	7,174	7,800
Series IO, 8.05%, 7/7/2024	2,642	3,314
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	8,609	9,090
ITC Holdings Corp.
2.70%, 11/15/2022	900	936
2.95%, 5/14/2030 (a)	6,820	7,458
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (a)	6,154	6,854
6.15%, 6/1/2037	1,740	2,247
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	3,686	4,668
Korea Southern Power Co. Ltd. (South Korea) 3.00%, 1/29/2021 (a)	2,906	2,918
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	2,759	3,067
Massachusetts Electric Co. 4.00%, 8/15/2046 (a)	4,957	5,987
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	4,530	5,101
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	1,049
5.38%, 9/15/2040	1,287	1,737
5.45%, 5/15/2041	3,354	4,594
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	3,024	3,616
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	2,239	2,552
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	3,051	3,335
NRG Energy, Inc.
2.00%, 12/2/2025 (a)	11,855	12,020
2.45%, 12/2/2027 (a)	13,055	13,386
Ohio Edison Co. 6.88%, 7/15/2036	780	1,060
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	1,076	1,415
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.60%, 11/15/2021 (c)	25,975	26,003
1.75%, 6/16/2022	35,970	36,039
4.45%, 4/15/2042	3,200	3,502
3.75%, 8/15/2042 (d)	2,882	2,890
4.30%, 3/15/2045	4,900	5,280
4.00%, 12/1/2046	5,000	5,201
3.95%, 12/1/2047	5,000	5,209
PacifiCorp
3.60%, 4/1/2024	2,765	3,013
4.15%, 2/15/2050	2,300	3,004
PECO Energy Co. 2.80%, 6/15/2050	6,430	6,882
Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	1,570	1,692
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	4,951
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,817
PPL Capital Funding, Inc. 4.00%, 9/15/2047	2,148	2,551
PPL Electric Utilities Corp.
2.50%, 9/1/2022	1,543	1,590
3.00%, 10/1/2049	10,000	11,106

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Progress Energy, Inc.
3.15%, 4/1/2022	3,380	3,479
7.00%, 10/30/2031	2,600	3,707
Public Service Co. of Colorado 3.55%, 6/15/2046	1,175	1,338
Public Service Co. of Oklahoma
4.40%, 2/1/2021	1,761	1,773
Series G, 6.63%, 11/15/2037	3,901	5,670
Public Service Electric and Gas Co.
3.00%, 5/15/2025	6,334	6,942
5.38%, 11/1/2039	1,021	1,452
Southern California Edison Co.
3.88%, 6/1/2021	886	894
1.85%, 2/1/2022	526	527
Series C, 3.50%, 10/1/2023	2,854	3,070
Series B, 3.65%, 3/1/2028	4,300	4,809
6.00%, 1/15/2034	895	1,236
6.05%, 3/15/2039	2,197	3,002
3.90%, 12/1/2041	3,408	3,709
Series C, 4.13%, 3/1/2048	1,800	2,180
Southern Co. (The) 3.25%, 7/1/2026	3,108	3,479
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	3,504
State Grid Overseas Investment 2016 Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	2,131
Three Gorges Finance I Cayman Islands Ltd. (China) 3.15%, 6/2/2026 (a)	2,482	2,657
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	8,008
Union Electric Co.
2.95%, 6/15/2027	2,862	3,151
4.00%, 4/1/2048	1,600	2,034
Virginia Electric and Power Co.
3.45%, 2/15/2024	1,280	1,382
Series A, 6.00%, 5/15/2037	2,100	3,080
Xcel Energy, Inc. 4.80%, 9/15/2041	829	1,051

		556,861

Electrical Equipment — 0.0% (b)
Eaton Corp.
7.63%, 4/1/2024	1,794	2,143
4.00%, 11/2/2032	1,247	1,525

		3,668

Electronic Equipment, Instruments & Components — 0.0% (b)
Arrow Electronics, Inc.
4.50%, 3/1/2023	1,595	1,694
3.25%, 9/8/2024	3,162	3,408
3.88%, 1/12/2028	3,541	3,996
Corning, Inc. 5.35%, 11/15/2048	6,270	8,882

		17,980

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC 4.49%, 5/1/2030	10,000	11,939
Baker Hughes Holdings LLC 5.13%, 9/15/2040	3,910	5,116
Halliburton Co.
3.80%, 11/15/2025	177	196
4.85%, 11/15/2035	3,583	4,067
4.75%, 8/1/2043	2,375	2,565
7.60%, 8/15/2096 (a)	2,242	2,517
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (a)	3,461	3,755
4.00%, 12/21/2025 (a)	48	54
3.90%, 5/17/2028 (a)	7,052	7,833
Schlumberger Investment SA 2.65%, 6/26/2030	14,600	15,341

		53,383

Entertainment — 0.1%
NBCUniversal Media LLC 5.95%, 4/1/2041	4,575	7,020
TWDC Enterprises 18 Corp. 3.00%, 7/30/2046	1,190	1,286
Walt Disney Co. (The)
8.88%, 4/26/2023	942	1,123
9.50%, 7/15/2024	1,525	1,966
7.30%, 4/30/2028	3,946	5,441
7.63%, 11/30/2028	2,690	3,839

		20,675

Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	2,199	2,516
1.88%, 2/1/2033	12,120	11,948
4.00%, 2/1/2050	9,430	11,697
American Campus Communities Operating Partnership LP
2.85%, 2/1/2030	15,779	16,259
3.88%, 1/30/2031	7,970	8,852
American Tower Corp.
5.00%, 2/15/2024	4,305	4,879
3.38%, 10/15/2026	4,378	4,907
1.50%, 1/31/2028	10,510	10,555
2.90%, 1/15/2030	12,600	13,759
2.10%, 6/15/2030	8,940	9,192
1.88%, 10/15/2030	19,410	19,645
3.70%, 10/15/2049	9,970	11,300
2.95%, 1/15/2051	10,415	10,523
Boston Properties LP
3.13%, 9/1/2023	3,155	3,348
3.20%, 1/15/2025	4,331	4,695
3.65%, 2/1/2026	3,157	3,552
Brixmor Operating Partnership LP
3.65%, 6/15/2024	2,740	2,923
3.85%, 2/1/2025	6,613	7,159
Crown Castle International Corp.
5.25%, 1/15/2023	2,900	3,182
4.00%, 3/1/2027	2,066	2,359
3.25%, 1/15/2051	4,000	4,200
Digital Realty Trust LP 3.70%, 8/15/2027	2,507	2,879
Duke Realty LP 3.25%, 6/30/2026	1,814	2,018
Equinix, Inc. 1.55%, 3/15/2028	20,442	20,606

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Essex Portfolio LP 1.65%, 1/15/2031	8,950	8,847
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (a)	7,843	8,359
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	5,157	5,650
Healthcare Trust of America Holdings LP
3.75%, 7/1/2027	2,080	2,332
3.10%, 2/15/2030	9,814	10,663
2.00%, 3/15/2031	8,000	7,885
Healthpeak Properties, Inc.
4.20%, 3/1/2024	1,349	1,479
3.88%, 8/15/2024	14,719	16,295
3.40%, 2/1/2025	2,651	2,909
Kimco Realty Corp. 2.70%, 10/1/2030	11,080	11,527
LifeStorage LP 3.50%, 7/1/2026	8,937	10,068
Mid-America Apartments LP
4.00%, 11/15/2025	8,830	9,987
1.70%, 2/15/2031	5,500	5,459
National Retail Properties, Inc.
4.00%, 11/15/2025	5,043	5,620
3.60%, 12/15/2026	5,527	6,061
Office Properties Income Trust
4.00%, 7/15/2022	7,083	7,180
4.25%, 5/15/2024	11,000	11,281
Prologis LP
3.25%, 10/1/2026	3,830	4,303
1.25%, 10/15/2030	6,790	6,690
Realty Income Corp.
3.88%, 4/15/2025	6,245	7,059
3.00%, 1/15/2027	2,243	2,449
3.25%, 1/15/2031	4,000	4,527
4.65%, 3/15/2047	3,757	5,077
Regency Centers LP
4.13%, 3/15/2028	1,755	1,989
2.95%, 9/15/2029	10,600	11,197
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	9,910	10,558
3.25%, 10/28/2025 (a)	5,595	5,955
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%),
4.75%, 9/24/2080 (a) (c)	17,060	17,743
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.69%), 5.13%, 9/24/2080 (a) (c)	10,425	10,918
Simon Property Group LP 3.25%, 9/13/2049	12,865	12,626
SITE Centers Corp. 4.70%, 6/1/2027	4,651	4,948
UDR, Inc.
2.95%, 9/1/2026	3,831	4,184
3.50%, 1/15/2028	1,354	1,518
3.00%, 8/15/2031	4,750	5,215
2.10%, 8/1/2032	5,520	5,563
3.10%, 11/1/2034	6,440	7,137
Ventas Realty LP
3.75%, 5/1/2024	4,032	4,380
3.50%, 2/1/2025	1,929	2,127
4.13%, 1/15/2026	2,746	3,144
3.85%, 4/1/2027	4,308	4,812
Vornado Realty LP 3.50%, 1/15/2025	4,810	5,054
Welltower, Inc.
2.70%, 2/15/2027	5,199	5,645
3.10%, 1/15/2030	2,920	3,158
6.50%, 3/15/2041	5,460	7,526
4.95%, 9/1/2048	5,000	6,415
WP Carey, Inc.
4.00%, 2/1/2025	5,300	5,840
4.25%, 10/1/2026	4,970	5,667

		507,979

Food & Staples Retailing — 0.2%
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (a)	7,435	8,062
3.80%, 1/25/2050 (a)	19,200	22,470
CVS Pass-Through Trust
7.51%, 1/10/2032 (a)	5,042	6,228
5.93%, 1/10/2034 (a)	4,814	5,759
Series 2013, 4.70%, 1/10/2036 (a)	9,387	10,703
Series 2014, 4.16%, 8/11/2036 (a)	1,230	1,309
Kroger Co. (The)
5.40%, 7/15/2040	829	1,097
5.00%, 4/15/2042	9,000	11,922
3.95%, 1/15/2050	11,000	13,449

		80,999

Food Products — 0.3%
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	7,880	8,043
Campbell Soup Co. 3.13%, 4/24/2050	4,828	5,110
Cargill, Inc. 3.25%, 3/1/2023 (a)	1,990	2,113
Conagra Brands, Inc.
5.30%, 11/1/2038	3,420	4,584
5.40%, 11/1/2048	4,035	5,805
General Mills, Inc.
4.00%, 4/17/2025	6,475	7,330
4.55%, 4/17/2038	1,970	2,539
Kellogg Co. 2.10%, 6/1/2030	9,730	10,148
Mars, Inc.
1.63%, 7/16/2032 (a)	8,000	7,955
2.38%, 7/16/2040 (a)	17,060	17,532
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	993	1,145
4.60%, 6/1/2044	955	1,277

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mondelez International, Inc. 1.50%, 5/4/2025	5,650	5,848
Tyson Foods, Inc.
4.88%, 8/15/2034	5,000	6,603
5.15%, 8/15/2044	3,000	4,130
4.55%, 6/2/2047	6,550	8,715
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	4,100	4,541

		103,418

Gas Utilities — 0.2%
Atmos Energy Corp.
4.15%, 1/15/2043	7,215	9,068
4.13%, 10/15/2044	1,750	2,203
4.13%, 3/15/2049	6,000	7,795
Boston Gas Co. 4.49%, 2/15/2042 (a)	2,201	2,792
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	5,620	6,490
4.27%, 3/15/2048 (a)	6,500	8,271
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	4,476	5,238
KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	4,242	4,655
Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (a)	4,862	4,905
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	1,700	1,959
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	7,704
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	2,103	2,962
4.80%, 3/15/2047 (a)	2,649	3,098
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	4,069

		71,209

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 1.40%, 6/30/2030	10,840	11,032
Becton Dickinson and Co.
3.73%, 12/15/2024	710	784
4.67%, 6/6/2047	6,000	7,889
Boston Scientific Corp.
4.00%, 3/1/2029	8,505	9,988
4.55%, 3/1/2039	10,225	13,102
4.70%, 3/1/2049	4,695	6,395
DH Europe Finance II SARL
3.25%, 11/15/2039	7,065	8,144
3.40%, 11/15/2049	3,315	3,948
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	2,694	2,874

		64,156

Health Care Providers & Services — 1.5%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	9,700	10,089
Aetna, Inc.
6.75%, 12/15/2037	2,959	4,514
4.50%, 5/15/2042	1,777	2,207
Anthem, Inc.
3.13%, 5/15/2022	4,004	4,163
3.30%, 1/15/2023	2,354	2,493
4.10%, 3/1/2028	5,485	6,459
4.63%, 5/15/2042	3,477	4,572
4.65%, 1/15/2043	3,394	4,484
4.65%, 8/15/2044	4,149	5,501
4.55%, 3/1/2048	6,775	9,140
Banner Health 1.90%, 1/1/2031	13,950	14,080
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	11,717
Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	17,950	20,470
Children’s Hospital Series 2020, 2.93%, 7/15/2050	11,530	11,413
Cigna Corp. 4.80%, 7/15/2046	1,904	2,535
CommonSpirit Health
1.55%, 10/1/2025	6,210	6,302
2.78%, 10/1/2030	6,205	6,402
4.19%, 10/1/2049	5,540	6,129
3.91%, 10/1/2050	6,600	6,997
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	11,680
CVS Health Corp.
4.30%, 3/25/2028	9,692	11,399
3.25%, 8/15/2029	13,755	15,349
4.88%, 7/20/2035	3,500	4,506
2.70%, 8/21/2040	7,500	7,580
5.05%, 3/25/2048	23,852	32,225
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	11,399
Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	23,491
HCA, Inc.
5.25%, 6/15/2026	27,070	31,942
5.13%, 6/15/2039	4,805	6,176
5.50%, 6/15/2047	9,870	13,144
Laboratory Corp. of America Holdings 3.20%, 2/1/2022	3,409	3,520
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	3,879
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	8,308
Memorial Health Services 3.45%, 11/1/2049	25,595	26,988
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	4,413
MidMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	6,014
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	2,747	3,062
MultiCare Health System 2.80%, 8/15/2050	7,935	7,961
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	9,170	9,436

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Partners Healthcare System, Inc. Series 2020, 3.34%, 7/1/2060	36,282	40,489
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	3,233
Quest Diagnostics, Inc.
3.45%, 6/1/2026	1,684	1,901
2.80%, 6/30/2031	7,025	7,742
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	17,950	20,787
Texas Health Resources
2.33%, 11/15/2050	6,717	6,192
4.33%, 11/15/2055	4,275	5,550
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	22,352
UnitedHealth Group, Inc.
4.63%, 7/15/2035	6,229	8,440
3.50%, 8/15/2039	8,210	9,767
2.75%, 5/15/2040	4,800	5,259
3.13%, 5/15/2060	5,000	5,786
Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	12,470	12,846

		532,483

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.
4.70%, 12/9/2035	6,540	8,541
4.45%, 3/1/2047	3,210	4,170
Starbucks Corp. 2.55%, 11/15/2030	12,380	13,369

		26,080

Household Products — 0.0%(b)
Kimberly-Clark Corp. 2.75%, 2/15/2026	2,842	3,130
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	9,000	9,264

		12,394

Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust 1.84%, 11/15/2023 (a)	13,500	13,595
Exelon Generation Co. LLC
3.40%, 3/15/2022	7,048	7,295
3.25%, 6/1/2025	11,035	11,889
6.25%, 10/1/2039	1,985	2,346
5.75%, 10/1/2041	1,665	1,917
PSEG Power LLC 4.15%, 9/15/2021	2,879	2,935
Southern Power Co. 5.15%, 9/15/2041	7,079	8,461
Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	3,222	3,690

		52,128

Industrial Conglomerates — 0.2%
General Electric Co.
5.55%, 1/5/2026	10,701	12,792
3.63%, 5/1/2030	13,445	15,071
5.88%, 1/14/2038	720	931
Roper Technologies, Inc.
1.40%, 9/15/2027	14,890	15,078
2.00%, 6/30/2030	9,380	9,638

		53,510

Insurance — 1.0%
AIA Group Ltd. (Hong Kong)
3.90%, 4/6/2028 (a)	7,190	8,127
3.60%, 4/9/2029 (a)	5,835	6,598
3.20%, 9/16/2040 (a)	7,535	8,082
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (a)	8,295	12,576
American Financial Group, Inc. 3.50%, 8/15/2026	8,175	8,866
American International Group, Inc.
3.88%, 1/15/2035	3,407	4,113
4.70%, 7/10/2035	7,065	9,074
4.38%, 1/15/2055	6,799	8,706
Assurant, Inc. 4.20%, 9/27/2023	8,065	8,752
Athene Global Funding
2.75%, 6/25/2024 (a)	19,000	19,921
2.95%, 11/12/2026 (a)	37,440	39,717
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	13,241	17,874
4.30%, 5/15/2043	2,795	3,700
4.25%, 1/15/2049	8,780	11,901
CNA Financial Corp. 3.95%, 5/15/2024	2,633	2,904
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (a) (c) (e) (f)	9,929	10,922
Guardian Life Insurance Co. of America (The)
3.70%, 1/22/2070 (a)	6,450	7,096
4.85%, 1/24/2077 (a)	1,663	2,194
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	9,181
Intact US Holdings, Inc. 4.60%, 11/9/2022	8,660	9,239
Jackson National Life Global Funding 3.05%, 4/29/2026 (a)	4,774	5,279
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	1,000	1,175
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (a)	3,049	3,737
3.95%, 10/15/2050 (a)	6,000	7,219
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (a)	1,350	1,695
Lincoln National Corp. 4.00%, 9/1/2023	2,753	3,011
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (c)	11,200	12,289

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MetLife, Inc.
4.13%, 8/13/2042	2,027	2,591
4.88%, 11/13/2043	2,000	2,835
New York Life Global Funding 3.00%, 1/10/2028 (a)	4,854	5,411
New York Life Insurance Co.
3.75%, 5/15/2050 (a)	9,600	11,348
4.45%, 5/15/2069 (a)	11,250	15,192
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	3,766	4,057
Principal Financial Group, Inc. 3.13%, 5/15/2023	794	847
Principal Life Global Funding II 2.38%, 11/21/2021 (a)	1,200	1,225
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (c) (e) (f)	5,240	5,371
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	11,199
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	10,349	13,441
Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	2,595	2,787
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	7,600	8,835
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	3,653	4,890
4.27%, 5/15/2047 (a)	5,480	6,757

		340,734

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	9,440	11,978
2.50%, 6/3/2050	6,660	7,028
Booking Holdings, Inc. 2.75%, 3/15/2023	1,923	2,019

		21,025

IT Services — 0.3%
DXC Technology Co. 4.25%, 4/15/2024	3,566	3,843
Fiserv, Inc.
3.20%, 7/1/2026	6,035	6,766
4.40%, 7/1/2049	5,835	7,729
International Business Machines Corp.
3.30%, 5/15/2026	24,860	28,024
1.70%, 5/15/2027	23,810	24,696
2.85%, 5/15/2040	13,650	14,655
Western Union Co. (The) 3.60%, 3/15/2022	9,000	9,309

		95,022

Life Sciences Tools & Services — 0.0% (b)
Thermo Fisher Scientific, Inc.
3.00%, 4/15/2023	2,501	2,642
4.15%, 2/1/2024	1,946	2,149
2.95%, 9/19/2026	3,564	3,964

		8,755

Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	7,298
Parker-Hannifin Corp.
4.45%, 11/21/2044	3,759	4,807
4.10%, 3/1/2047	2,527	3,118
Xylem, Inc.
3.25%, 11/1/2026	1,420	1,590
2.25%, 1/30/2031	7,315	7,708

		24,521

Media — 1.0%
Charter Communications Operating LLC
3.75%, 2/15/2028	10,285	11,519
6.38%, 10/23/2035	4,374	6,054
5.38%, 4/1/2038	4,923	6,163
4.80%, 3/1/2050	13,160	15,773
3.70%, 4/1/2051	8,610	9,014
Comcast Cable Holdings LLC 10.13%, 4/15/2022	1,614	1,820
Comcast Corp.
3.60%, 3/1/2024	4,708	5,175
3.38%, 8/15/2025	2,773	3,087
3.95%, 10/15/2025	9,556	10,954
3.15%, 3/1/2026	10,162	11,335
3.55%, 5/1/2028	6,115	7,060
1.95%, 1/15/2031	10,535	10,867
1.50%, 2/15/2031	22,250	22,123
4.25%, 1/15/2033	16,564	20,766
4.20%, 8/15/2034	3,361	4,219
4.60%, 10/15/2038	11,580	15,305
3.25%, 11/1/2039	19,265	21,996
3.75%, 4/1/2040	8,535	10,356
4.00%, 11/1/2049	5,553	7,081
3.45%, 2/1/2050	6,894	8,136
4.05%, 11/1/2052	2,600	3,340
4.95%, 10/15/2058	7,685	11,780
2.65%, 8/15/2062	8,705	8,785
Cox Communications, Inc.
3.25%, 12/15/2022 (a)	3,027	3,188
3.35%, 9/15/2026 (a)	3,046	3,402
1.80%, 10/1/2030 (a)	11,855	11,890
2.95%, 10/1/2050 (a)	8,375	8,637
Discovery Communications LLC
5.20%, 9/20/2047	11,160	14,183
4.00%, 9/15/2055 (a)	6,989	7,770
Fox Corp. 5.58%, 1/25/2049	1,455	2,126
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	1,494	1,700
6.13%, 1/31/2046	1,332	1,796

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sky Ltd. (United Kingdom) 3.75%, 9/16/2024 (a)	1,654	1,841
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,668
Time Warner Cable LLC
4.13%, 2/15/2021	1,928	1,931
6.55%, 5/1/2037	2,327	3,208
7.30%, 7/1/2038	2,197	3,223
6.75%, 6/15/2039	1,794	2,549
5.88%, 11/15/2040	7,325	9,482
5.50%, 9/1/2041	6,940	8,828
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	3,041	4,737
ViacomCBS, Inc.
3.70%, 8/15/2024	5,275	5,776
4.00%, 1/15/2026	4,293	4,899
4.38%, 3/15/2043	6,243	7,248
4.90%, 8/15/2044	2,004	2,447

		345,237

Metals & Mining — 0.4%
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (a)	3,283	3,569
2.63%, 9/10/2030 (a)	16,670	17,085
3.95%, 9/10/2050 (a)	5,858	6,457
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	2,463
Glencore Finance Canada Ltd. (Switzerland) 4.95%, 11/15/2021 (a)	11,879	12,358
Glencore Funding LLC (Australia)
4.13%, 5/30/2023 (a)	4,240	4,561
4.63%, 4/29/2024 (a)	1,967	2,191
1.63%, 9/1/2025 (a)	30,340	30,772
2.50%, 9/1/2030 (a)	26,105	26,021
Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (a)	5,845	6,437
Nucor Corp. 6.40%, 12/1/2037	4,465	6,855
Steel Dynamics, Inc.
2.80%, 12/15/2024	9,805	10,493
3.25%, 10/15/2050	3,519	3,743
Teck Resources Ltd. (Canada) 3.90%, 7/15/2030	9,680	10,619
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	9,335	10,247

		153,871

Multiline Retail — 0.0%(b)
Dollar General Corp. 4.13%, 5/1/2028	5,750	6,764

Multi-Utilities — 0.4%
CMS Energy Corp.
3.88%, 3/1/2024	4,360	4,755
3.00%, 5/15/2026	3,458	3,809
2.95%, 2/15/2027	2,426	2,622
3.45%, 8/15/2027	1,250	1,408
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	3,880
Series 2017, 3.88%, 6/15/2047	3,355	4,009
4.50%, 5/15/2058	1,724	2,341
Consumers Energy Co. 3.25%, 8/15/2046	2,150	2,456
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,789
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	3,973	4,067
Series D, 2.85%, 8/15/2026	1,927	2,114
Series F, 5.25%, 8/1/2033	5,067	6,520
7.00%, 6/15/2038	1,076	1,652
Series C, 4.90%, 8/1/2041	1,840	2,417
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (a)	2,326	2,608
NiSource, Inc.
2.95%, 9/1/2029	7,940	8,724
5.80%, 2/1/2042	6,726	9,404
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	15,540	15,326
San Diego Gas & Electric Co.
6.00%, 6/1/2026	1,852	2,303
Series FFF, 6.13%, 9/15/2037	973	1,327
3.95%, 11/15/2041	2,690	3,141
Sempra Energy 4.05%, 12/1/2023	2,348	2,568
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	4,609	4,685
2.45%, 10/1/2023	1,889	1,984
3.25%, 6/15/2026	1,690	1,874
5.88%, 3/15/2041	10,518	15,180
4.40%, 6/1/2043	1,392	1,697
3.95%, 10/1/2046	2,136	2,549
WEC Energy Group, Inc. 3.55%, 6/15/2025	7,009	7,811

		125,020

Oil, Gas & Consumable Fuels — 2.9%
ANR Pipeline Co. 9.63%, 11/1/2021	2,933	3,184
APT Pipelines Ltd. (Australia)
4.20%, 3/23/2025 (a)	2,000	2,200
4.25%, 7/15/2027 (a)	7,325	8,258
BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (a)	5,781	7,726
Boardwalk Pipelines LP 4.80%, 5/3/2029	6,595	7,429
BP Capital Markets America, Inc.
3.25%, 5/6/2022	2,273	2,366
3.41%, 2/11/2026	8,485	9,505
3.02%, 1/16/2027	10,588	11,591
1.75%, 8/10/2030	10,495	10,564
BP Capital Markets plc (United Kingdom)
3.51%, 3/17/2025	4,509	5,022
3.28%, 9/19/2027	11,924	13,313
Buckeye Partners LP
5.85%, 11/15/2043	11,805	10,978
5.60%, 10/15/2044	6,000	5,535

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	2,281	2,645
Chevron Corp. 2.24%, 5/11/2030	11,600	12,464
Concho Resources, Inc. 3.75%, 10/1/2027	5,000	5,684
Diamondback Energy, Inc.
4.75%, 5/31/2025	27,227	30,354
3.25%, 12/1/2026	7,894	8,354
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	2,575	2,867
4.13%, 1/16/2025	3,333	3,597
5.38%, 6/26/2026	5,409	6,195
Enable Midstream Partners LP
4.40%, 3/15/2027	2,695	2,610
4.95%, 5/15/2028	4,315	4,249
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	2,692	3,021
4.50%, 6/10/2044	3,980	4,570
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (c)	6,000	6,421
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (c)	13,615	14,824
Energy Transfer Operating LP
4.75%, 1/15/2026	6,380	7,081
7.50%, 7/1/2038	2,695	3,355
6.05%, 6/1/2041	4,475	4,981
5.95%, 10/1/2043	3,950	4,330
6.25%, 4/15/2049	5,655	6,608
5.00%, 5/15/2050	16,280	17,268
Eni SpA (Italy)
Series X-R, 4.00%, 9/12/2023 (a)	3,145	3,422
5.70%, 10/1/2040 (a)	4,843	5,898
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	5,309
EnLink Midstream Partners LP 4.15%, 6/1/2025	7,000	6,492
Enterprise Products Operating LLC
3.90%, 2/15/2024	2,687	2,941
3.70%, 2/15/2026	3,040	3,428
3.95%, 2/15/2027	2,705	3,114
2.80%, 1/31/2030	3,270	3,541
Series J, 5.75%, 3/1/2035	2,509	3,255
7.55%, 4/15/2038	455	679
5.95%, 2/1/2041	1,259	1,734
4.45%, 2/15/2043	455	541
5.10%, 2/15/2045	1,758	2,247
4.95%, 10/15/2054	1,189	1,469
EQM Midstream Partners LP 5.50%, 7/15/2028	7,500	7,977
EQT Corp. 3.90%, 10/1/2027	4,517	4,476
Equinor ASA (Norway)
3.25%, 11/10/2024	3,461	3,810
2.88%, 4/6/2025	5,765	6,264
Exxon Mobil Corp.
2.99%, 3/19/2025	22,020	24,056
2.61%, 10/15/2030	20,000	21,825
3.00%, 8/16/2039	14,245	15,285
4.11%, 3/1/2046	2,726	3,340
3.10%, 8/16/2049	17,965	19,070
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	9,310	9,383
2.60%, 10/15/2025 (a)	20,436	20,747
Hess Corp. 6.00%, 1/15/2040	9,098	10,920
HollyFrontier Corp. 2.63%, 10/1/2023	19,430	19,599
Kinder Morgan, Inc.
2.00%, 2/15/2031	9,740	9,558
5.05%, 2/15/2046	6,000	7,222
3.25%, 8/1/2050	11,370	11,040
Magellan Midstream Partners LP
3.20%, 3/15/2025	2,338	2,508
4.20%, 12/1/2042	2,987	3,133
5.15%, 10/15/2043	7,133	8,534
Marathon Oil Corp. 2.80%, 11/1/2022	1,872	1,930
Marathon Petroleum Corp.
4.50%, 5/1/2023	15,924	17,208
3.63%, 9/15/2024	3,980	4,279
4.70%, 5/1/2025	9,566	10,866
MPLX LP
Class WI Shares, 4.50%, 7/15/2023	8,800	9,539
5.25%, 1/15/2025	4,015	4,125
4.00%, 2/15/2025	4,575	5,030
4.13%, 3/1/2027	3,626	4,089
4.80%, 2/15/2029	6,825	8,029
2.65%, 8/15/2030	14,360	14,529
4.50%, 4/15/2038	8,393	9,300
5.20%, 3/1/2047	2,341	2,762
4.70%, 4/15/2048	4,544	5,118
5.50%, 2/15/2049	5,300	6,588
Newfield Exploration Co.
5.75%, 1/30/2022	10,000	10,355
5.63%, 7/1/2024	15,000	15,927
Noble Energy, Inc.
8.00%, 4/1/2027	1,300	1,768
6.00%, 3/1/2041	5,910	8,650
5.25%, 11/15/2043	4,720	6,534
5.05%, 11/15/2044	4,075	5,559
NOVA Gas Transmission Ltd. (Canada) 7.88%, 4/1/2023	5,000	5,780
ONEOK Partners LP
3.38%, 10/1/2022	1,164	1,212
5.00%, 9/15/2023	2,576	2,803
6.65%, 10/1/2036	1,825	2,217
ONEOK, Inc.
4.25%, 2/1/2022	6,965	7,184
5.85%, 1/15/2026	4,700	5,490
3.40%, 9/1/2029	8,395	8,708
5.20%, 7/15/2048	7,350	7,991
4.45%, 9/1/2049	10,905	10,885

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ovintiv, Inc.
8.13%, 9/15/2030	1,485	1,711
7.38%, 11/1/2031	4,761	5,294
6.50%, 8/15/2034	1,000	1,074
Phillips 66 4.88%, 11/15/2044	665	840
Phillips 66 Partners LP
3.55%, 10/1/2026	1,453	1,552
3.15%, 12/15/2029	8,545	8,663
4.90%, 10/1/2046	3,078	3,309
Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	17,739
Plains All American Pipeline LP
4.65%, 10/15/2025	3,925	4,296
3.80%, 9/15/2030	9,912	10,354
4.70%, 6/15/2044	9,300	9,145
Sabine Pass Liquefaction LLC
5.75%, 5/15/2024	3,765	4,279
5.00%, 3/15/2027	9,360	10,834
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (a)	1,320	1,333
1.63%, 11/24/2025 (a)	4,660	4,744
Spectra Energy Partners LP
3.50%, 3/15/2025	2,128	2,321
5.95%, 9/25/2043	1,801	2,312
4.50%, 3/15/2045	1,866	2,153
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	11,584	14,556
6.80%, 5/15/2038	3,677	4,971
Sunoco Logistics Partners Operations LP
4.65%, 2/15/2022	600	626
3.90%, 7/15/2026	4,366	4,680
6.10%, 2/15/2042	7,220	8,010
5.30%, 4/1/2044	1,840	1,928
TC PipeLines LP 3.90%, 5/25/2027	2,870	3,186
Tennessee Gas Pipeline Co. LLC 2.90%, 3/1/2030 (a)	11,080	11,682
Texas Eastern Transmission LP
2.80%, 10/15/2022 (a)	6,209	6,359
3.50%, 1/15/2028 (a)	908	980
Total Capital International SA (France)
3.46%, 2/19/2029	3,040	3,508
2.99%, 6/29/2041	21,000	22,721
3.46%, 7/12/2049	12,800	14,658
3.13%, 5/29/2050	20,230	22,144
TransCanada PipeLines Ltd. (Canada)
4.88%, 1/15/2026	4,155	4,926
6.20%, 10/15/2037	6,345	8,852
4.75%, 5/15/2038	7,750	9,588
Valero Energy Corp.
2.70%, 4/15/2023	9,250	9,615
1.20%, 3/15/2024	17,940	17,937
2.15%, 9/15/2027	14,850	14,828
7.50%, 4/15/2032	1,081	1,488
Williams Cos., Inc. (The)
3.90%, 1/15/2025	3,506	3,869
4.85%, 3/1/2048	5,487	6,566

		996,052

Pharmaceuticals — 1.0%
AstraZeneca plc (United Kingdom)
1.38%, 8/6/2030	7,810	7,710
6.45%, 9/15/2037	4,250	6,647
4.00%, 9/18/2042	4,270	5,360
Bristol-Myers Squibb Co.
3.20%, 6/15/2026	12,138	13,620
1.13%, 11/13/2027	20,220	20,366
3.90%, 2/20/2028	10,610	12,565
3.40%, 7/26/2029	13,631	15,908
4.13%, 6/15/2039	7,096	9,136
5.70%, 10/15/2040	4,195	6,123
5.00%, 8/15/2045	6,896	10,010
4.55%, 2/20/2048	6,500	9,101
Eli Lilly and Co. 2.25%, 5/15/2050	8,475	8,245
Mylan, Inc.
3.13%, 1/15/2023 (a)	3,886	4,081
5.40%, 11/29/2043	5,800	7,784
Novartis Capital Corp. (Switzerland) 2.20%, 8/14/2030	13,514	14,597
Pfizer, Inc. 3.90%, 3/15/2039	15,000	18,647
Royalty Pharma plc
0.75%, 9/2/2023 (a)	9,830	9,872
1.20%, 9/2/2025 (a)	8,570	8,642
1.75%, 9/2/2027 (a)	8,570	8,743
3.30%, 9/2/2040 (a)	12,050	12,590
3.55%, 9/2/2050 (a)	10,980	11,405
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	4,909	5,210
3.20%, 9/23/2026	26,941	30,091
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	8,565	10,653
2.05%, 3/31/2030	1,200	1,226
3.03%, 7/9/2040	12,520	13,250
3.18%, 7/9/2050	11,100	11,863
3.38%, 7/9/2060	8,505	9,417
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	4,153	4,738
Viatris, Inc.
3.85%, 6/22/2040 (a)	8,499	9,574
4.00%, 6/22/2050 (a)	1,732	1,973
Wyeth LLC 6.45%, 2/1/2024	708	837
Zoetis, Inc.
2.00%, 5/15/2030	12,880	13,357
3.00%, 5/15/2050	4,550	5,029

		338,370

Real Estate Management & Development — 0.0% (b)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (a)	6,257	6,424
3.88%, 3/20/2027 (a)	6,562	7,275

		13,699

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
3.75%, 4/1/2024	2,365	2,593
7.29%, 6/1/2036	1,166	1,850
5.75%, 5/1/2040	3,244	4,836
5.40%, 6/1/2041	9,266	13,456
4.40%, 3/15/2042	2,010	2,643
4.38%, 9/1/2042	4,018	5,340
5.15%, 9/1/2043	3,380	4,912
4.70%, 9/1/2045	3,150	4,479
3.55%, 2/15/2050	7,837	9,819
CSX Corp.
5.50%, 4/15/2041	3,498	4,950
4.75%, 5/30/2042	1,516	1,995
4.75%, 11/15/2048	8,165	11,418
3.35%, 9/15/2049	2,710	3,130
ERAC USA Finance LLC
4.50%, 8/16/2021 (a)	3,474	3,573
2.60%, 12/1/2021 (a)	3,010	3,068
7.00%, 10/15/2037 (a)	425	650
5.63%, 3/15/2042 (a)	3,104	4,327
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	8,420	9,632
Norfolk Southern Corp.
5.59%, 5/17/2025	51	61
3.95%, 10/1/2042	2,888	3,538
4.05%, 8/15/2052	5,192	6,692
Penske Truck Leasing Co. LP
4.13%, 8/1/2023 (a)	5,795	6,298
3.95%, 3/10/2025 (a)	3,095	3,451
4.20%, 4/1/2027 (a)	2,525	2,908
Union Pacific Corp.
3.95%, 8/15/2059	6,000	7,551
4.10%, 9/15/2067	1,962	2,450

		125,620

Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc.
3.13%, 12/5/2023	2,317	2,491
4.50%, 12/5/2036	2,505	2,999
Broadcom Corp. 3.88%, 1/15/2027	16,459	18,493
Broadcom, Inc.
4.25%, 4/15/2026	20,155	23,015
4.11%, 9/15/2028	15,279	17,491
4.75%, 4/15/2029	28,740	34,211
4.15%, 11/15/2030	7,500	8,700

		107,400

Software — 0.4%
Microsoft Corp.
3.50%, 2/12/2035	3,459	4,314
4.20%, 11/3/2035	3,974	5,296
4.10%, 2/6/2037	6,542	8,621
2.53%, 6/1/2050	3,879	4,154
3.95%, 8/8/2056	1,820	2,501
2.68%, 6/1/2060	6,415	7,032
Oracle Corp.
2.40%, 9/15/2023	7,023	7,391
2.95%, 11/15/2024	11,020	11,955
2.95%, 5/15/2025	14,625	15,936
4.30%, 7/8/2034	969	1,237
3.90%, 5/15/2035	1,952	2,409
3.85%, 7/15/2036	9,478	11,511
3.60%, 4/1/2040	10,434	12,176
4.00%, 7/15/2046	8,872	10,845
3.60%, 4/1/2050	10,500	12,218
VMware, Inc. 2.95%, 8/21/2022	10,109	10,525

		128,121

Specialty Retail — 0.1%
AutoZone, Inc. 1.65%, 1/15/2031	12,180	11,959
Lowe’s Cos., Inc.
1.30%, 4/15/2028	2,600	2,598
3.65%, 4/5/2029	12,563	14,638
3.00%, 10/15/2050	7,130	7,658
O’Reilly Automotive, Inc.
3.60%, 9/1/2027	4,715	5,364
1.75%, 3/15/2031	7,135	7,095

		49,312

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.
3.20%, 5/13/2025	12,828	14,264
3.25%, 2/23/2026	798	894
2.45%, 8/4/2026	5,261	5,726
3.35%, 2/9/2027	10,231	11,665
3.20%, 5/11/2027	5,685	6,449
3.00%, 6/20/2027	2,880	3,240
2.90%, 9/12/2027	7,978	8,933
1.65%, 5/11/2030	6,000	6,202
3.85%, 5/4/2043	3,530	4,542
3.45%, 2/9/2045	14,187	17,388
3.85%, 8/4/2046	3,512	4,524
3.75%, 9/12/2047	13,570	17,201
3.75%, 11/13/2047	1,600	2,048
2.95%, 9/11/2049	8,595	9,780
Dell International LLC
5.45%, 6/15/2023 (a)	7,560	8,365
6.02%, 6/15/2026 (a)	19,138	23,232
4.90%, 10/1/2026 (a)	8,190	9,565
6.10%, 7/15/2027 (a)	6,275	7,689
5.30%, 10/1/2029 (a)	6,000	7,248
Hewlett Packard Enterprise Co. 1.45%, 4/1/2024	18,635	19,043
HP, Inc. 3.00%, 6/17/2027	11,105	12,096

		200,094

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
4.63%, 7/11/2024 (a)	11,600	12,916
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	11,406	11,597
3.38%, 12/2/2026	4,230	4,770
Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	8,810	8,794

		38,077

Tobacco — 0.2%
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	10,000	11,111

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
2.26%, 3/25/2028	14,000	14,436
3.73%, 9/25/2040	8,470	8,828
4.54%, 8/15/2047	5,515	6,210
3.98%, 9/25/2050	13,170	13,802
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	11,000	11,197

		65,584

Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.63%, 7/1/2022	7,986	8,194
2.30%, 2/1/2025	9,600	9,757
3.25%, 3/1/2025	6,266	6,577
3.38%, 7/1/2025	15,102	15,927
2.88%, 1/15/2026	18,710	19,370
3.75%, 6/1/2026	3,734	4,023
3.25%, 10/1/2029	15,000	15,304
Aviation Capital Group LLC
3.88%, 5/1/2023 (a)	7,665	7,834
5.50%, 12/15/2024 (a)	19,502	20,878
BOC Aviation Ltd. (Singapore)
2.75%, 9/18/2022 (a)	3,000	3,054
3.50%, 10/10/2024 (a)	7,945	8,394
International Lease Finance Corp.
8.63%, 1/15/2022	11,894	12,869
5.88%, 8/15/2022	3,867	4,164
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	5,826

		142,171

Transportation Infrastructure — 0.0% (b)
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	7,000	7,443
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	9,310	9,756

		17,199

Water Utilities — 0.0% (b)
American Water Capital Corp.
3.45%, 6/1/2029	5,250	6,037
6.59%, 10/15/2037	3,354	5,275
4.00%, 12/1/2046	2,241	2,805

		14,117

Wireless Telecommunication Services — 0.6%
America Movil SAB de CV (Mexico)
3.13%, 7/16/2022	3,250	3,380
3.63%, 4/22/2029	12,995	14,826
4.38%, 4/22/2049	8,284	10,758
Rogers Communications, Inc. (Canada) 4.35%, 5/1/2049	9,230	11,906
T-Mobile USA, Inc.
1.50%, 2/15/2026 (a)	34,345	34,857
3.75%, 4/15/2027 (a)	31,500	35,661
2.05%, 2/15/2028 (a)	33,720	34,693
3.88%, 4/15/2030 (a)	25,095	28,781
3.00%, 2/15/2041 (a)	13,130	13,512
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	7,449	10,134
4.88%, 6/19/2049	16,825	22,127

		220,635

TOTAL CORPORATE BONDS (Cost $9,485,671)		10,435,936

U.S. TREASURY OBLIGATIONS — 21.7%
U.S. Treasury Bonds
8.13%, 5/15/2021	14,932	15,479
8.00%, 11/15/2021	9,475	10,187
1.38%, 11/15/2040	95,000	95,030
3.13%, 2/15/2043	18,180	24,159
3.63%, 8/15/2043	158,140	226,128
3.75%, 11/15/2043	344,249	501,662
3.63%, 2/15/2044	154,280	221,163
3.00%, 11/15/2044	50,821	66,589
2.50%, 2/15/2045	113,600	137,132
2.50%, 2/15/2046	70,000	84,684
2.25%, 8/15/2046	219,932	254,210
3.00%, 2/15/2048	78,220	103,993
3.13%, 5/15/2048	43,243	58,806
2.88%, 5/15/2049	12,946	16,935
2.25%, 8/15/2049	180,150	209,087
2.38%, 11/15/2049	23,830	28,383
2.00%, 2/15/2050	89,323	98,426
1.25%, 5/15/2050	155,125	142,836
1.38%, 8/15/2050	85,000	80,763
1.63%, 11/15/2050	130,000	131,361
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	2,100	3,163
3.63%, 4/15/2028	9,066	19,861
2.50%, 1/15/2029	3,587	5,647
U.S. Treasury Inflation Indexed Notes 0.13%, 1/15/2022	22,231	25,925
U.S. Treasury Notes
3.63%, 2/15/2021	40,000	40,287
2.63%, 5/15/2021	19,679	19,907
1.13%, 9/30/2021	125,620	126,680
2.88%, 10/15/2021	100,000	102,395
1.75%, 11/30/2021	70,000	71,129
1.75%, 2/28/2022	202,070	206,175
1.63%, 8/31/2022	150,000	153,855
2.00%, 10/31/2022	13,000	13,458
1.75%, 1/31/2023	70,000	72,420
1.50%, 2/28/2023	210,000	216,284
1.75%, 5/15/2023	133,400	138,554
2.75%, 5/31/2023	187,366	199,391
1.38%, 8/31/2023	20,000	20,653
0.13%, 10/15/2023	150,000	149,730
2.63%, 12/31/2023	150,000	161,162
2.75%, 2/15/2024	25,000	27,036
2.13%, 2/29/2024	4,955	5,261
2.50%, 5/15/2024	2,000	2,156

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
2.13%, 9/30/2024	25,000	26,772
2.25%, 11/15/2024	3,021	3,255
1.75%, 12/31/2024	108,232	114,654
2.00%, 2/15/2025	155,000	166,014
2.88%, 4/30/2025	4,925	5,477
2.13%, 5/15/2025	100,000	107,969
2.88%, 5/31/2025	40,158	44,728
2.00%, 8/15/2025	141,304	152,249
2.25%, 11/15/2025	110,049	120,198
2.00%, 11/15/2026	10,000	10,884
1.75%, 12/31/2026	78,092	83,915
0.38%, 9/30/2027	43,210	42,548
2.88%, 5/15/2028	7,030	8,169
0.63%, 8/15/2030	40,135	39,326
U.S. Treasury STRIPS Bonds
2.57%, 2/15/2021 (g)	140,565	140,527
2.20%, 5/15/2021 (g)	59,802	59,768
3.55%, 8/15/2021 (g)	68,421	68,372
3.07%, 2/15/2022 (g)	165,423	165,220
2.68%, 5/15/2022 (g)	149,456	149,246
2.09%, 11/15/2022 (g)	237,280	236,570
3.26%, 2/15/2023 (g)	254,322	253,371
3.07%, 5/15/2023 (g)	277,105	275,777
2.52%, 8/15/2023 (g)	127,910	127,185
2.69%, 11/15/2023 (g)	30,767	30,573
2.13%, 2/15/2024 (g)	117,209	116,194
2.95%, 5/15/2024 (g)	67,278	66,603
3.10%, 8/15/2024 (g)	51,591	51,018
4.86%, 11/15/2024 (g)	33,200	32,760
6.46%, 2/15/2025 (g)	6,601	6,498
5.15%, 2/15/2026 (g)	6,700	6,527
5.37%, 5/15/2026 (g)	24,999	24,294
0.69%, 11/15/2026 (g)	10,990	10,602
4.48%, 5/15/2032 (g)	113,297	99,734
3.38%, 8/15/2032 (g)	149,800	131,237
3.79%, 11/15/2032 (g)	122,788	107,063
3.86%, 2/15/2033 (g)	36,300	31,511
4.09%, 5/15/2033 (g)	108,105	93,351
5.59%, 8/15/2033 (g)	24,963	21,463
6.40%, 11/15/2033 (g)	33,709	28,854

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,846,104)		7,548,618

MORTGAGE-BACKED SECURITIES — 18.1%
FHLMC
Pool # 785618, ARM, 2.50%, 7/1/2026 (h)	25	25
Pool # 611141, ARM, 3.74%, 1/1/2027 (h)	25	25
Pool # 846812, ARM, 3.67%, 4/1/2030 (h)	8	9
Pool # 789758, ARM, 2.52%, 9/1/2032 (h)	30	30
Pool # 847621, ARM, 3.70%, 5/1/2033 (h)	709	745
Pool # 781087, ARM, 3.98%, 12/1/2033 (h)	159	161
Pool # 1B1665, ARM, 3.64%, 4/1/2034 (h)	140	143
Pool # 782870, ARM, 3.16%, 9/1/2034 (h)	583	615
Pool # 782979, ARM, 3.88%, 1/1/2035 (h)	824	869
Pool # 782980, ARM, 3.88%, 1/1/2035 (h)	307	323
Pool # 1G3591, ARM, 2.29%, 8/1/2035 (h)	50	50
Pool # 1Q0007, ARM, 2.81%, 12/1/2035 (h)	157	160
Pool # 848431, ARM, 2.58%, 2/1/2036 (h)	370	389
Pool # 1Q0025, ARM, 3.19%, 2/1/2036 (h)	89	94
Pool # 1J1380, ARM, 3.96%, 3/1/2036 (h)	317	338
Pool # 1G1861, ARM, 4.04%, 3/1/2036 (h)	480	510
Pool # 1H2618, ARM, 3.23%, 5/1/2036 (h)	397	420
Pool # 1L1286, ARM, 3.75%, 5/1/2036 (h)	309	327
Pool # 1G2415, ARM, 4.13%, 5/1/2036 (h)	83	89
Pool # 1G2557, ARM, 3.51%, 6/1/2036 (h)	1,346	1,425
Pool # 848068, ARM, 3.54%, 6/1/2036 (h)	525	527
Pool # 1A1082, ARM, 2.39%, 7/1/2036 (h)	283	296
Pool # 1H2623, ARM, 2.63%, 7/1/2036 (h)	153	161
Pool # 848365, ARM, 2.93%, 7/1/2036 (h)	251	264
Pool # 1N0206, ARM, 2.06%, 8/1/2036 (h)	1,069	1,113
Pool # 1A1085, ARM, 2.15%, 8/1/2036 (h)	332	346
Pool # 1N0189, ARM, 2.50%, 8/1/2036 (h)	15	15
Pool # 1Q0105, ARM, 2.60%, 9/1/2036 (h)	400	420
Pool # 1B7242, ARM, 3.34%, 9/1/2036 (h)	879	928
Pool # 1A1096, ARM, 2.02%, 10/1/2036 (h)	626	652
Pool # 1N0249, ARM, 2.03%, 10/1/2036 (h)	339	344
Pool # 1A1097, ARM, 2.06%, 10/1/2036 (h)	297	311
Pool # 1G2539, ARM, 2.15%, 10/1/2036 (h)	117	118
Pool # 1K0046, ARM, 2.48%, 10/1/2036 (h)	346	350

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 1J1348, ARM, 2.74%, 10/1/2036 (h)	206		207
Pool # 1Q0737, ARM, 2.47%, 11/1/2036 (h)	306		311
Pool # 782760, ARM, 2.49%, 11/1/2036 (h)	773		814
Pool # 848115, ARM, 2.95%, 11/1/2036 (h)	240		252
Pool # 1G2671, ARM, 3.38%, 11/1/2036 (h)	108		111
Pool # 1J1378, ARM, 3.76%, 11/1/2036 (h)	368		383
Pool # 1J1419, ARM, 2.50%, 12/1/2036 (h)	1,368		1,428
Pool # 1J1634, ARM, 2.98%, 12/1/2036 (h)	1,269		1,330
Pool # 1J1399, ARM, 3.26%, 12/1/2036 (h)	16		16
Pool # 1G1386, ARM, 3.66%, 12/1/2036 (h)	392		410
Pool # 1J1418, ARM, 3.81%, 12/1/2036 (h)	37		37
Pool # 1N1511, ARM, 1.91%, 1/1/2037 (h)	122		122
Pool # 1G1478, ARM, 3.92%, 1/1/2037 (h)	272		277
Pool # 1N0353, ARM, 2.57%, 2/1/2037 (h)	241		246
Pool # 1J1516, ARM, 3.70%, 2/1/2037 (h)	78		82
Pool # 1J0282, ARM, 3.88%, 2/1/2037 (h)	38		38
Pool # 1G1554, ARM, 3.90%, 2/1/2037 (h)	138		139
Pool # 1J1543, ARM, 4.10%, 2/1/2037 (h)	23		23
Pool # 1Q0739, ARM, 2.43%, 3/1/2037 (h)	787		827
Pool # 1B7303, ARM, 3.98%, 3/1/2037 (h)	60		61
Pool # 1J0399, ARM, 3.91%, 4/1/2037 (h)	15		15
Pool # 1J1564, ARM, 3.98%, 4/1/2037 (h)	236		238
Pool # 1Q0697, ARM, 2.19%, 5/1/2037 (h)	520		539
Pool # 1N1477, ARM, 2.26%, 5/1/2037 (h)	179		189
Pool # 1A1193, ARM, 2.48%, 5/1/2037 (h)	413		416
Pool # 1N1463, ARM, 2.97%, 5/1/2037 (h)	28		29
Pool # 1J1621, ARM, 3.93%, 5/1/2037 (h)	331		355
Pool # 1Q0783, ARM, 4.03%, 5/1/2037 (h)	499		505
Pool # 1J0533, ARM, 2.71%, 7/1/2037 (h)	102		103
Pool # 1J2945, ARM, 2.37%, 11/1/2037 (h)	46		46
Pool # 1Q0722, ARM, 3.95%, 4/1/2038 (h)	323		343
Pool # 1Q0789, ARM, 3.75%, 5/1/2038 (h)	110		111
Pool # 848699, ARM, 2.84%, 7/1/2040 (h)	261		273
FHLMC Gold Pools, 15 Year
Pool # G12906, 6.00%, 7/1/2021	—	(i)	—	(i)
Pool # G13073, 6.00%, 7/1/2021	2		2
Pool # G13012, 6.00%, 3/1/2022	—	(i)	—	(i)
Pool # G12825, 6.50%, 3/1/2022	3		3
Pool # G13603, 5.50%, 2/1/2024	18		18
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	226		248
Pool # C91417, 3.50%, 1/1/2032	3,567		3,797
Pool # C91403, 3.50%, 3/1/2032	1,400		1,510
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	3		3
Pool # C00376, 8.00%, 11/1/2024	2		2
Pool # C00414, 7.50%, 8/1/2025	6		6
Pool # C00452, 7.00%, 4/1/2026	7		7
Pool # G00981, 8.50%, 7/1/2028	16		18
Pool # G02210, 7.00%, 12/1/2028	252		285
Pool # C47315, 6.50%, 8/1/2029	649		752
Pool # G03029, 6.00%, 10/1/2029	75		85
Pool # A88871, 7.00%, 1/1/2031	215		244
Pool # C68485, 7.00%, 7/1/2032	26		29
Pool # G01448, 7.00%, 8/1/2032	35		41
Pool # C75791, 5.50%, 1/1/2033	320		368
Pool # A13625, 5.50%, 10/1/2033	273		321
Pool # A16107, 6.00%, 12/1/2033	95		107
Pool # G01864, 5.00%, 1/1/2034	188		217
Pool # A17537, 6.00%, 1/1/2034	210		252

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # A23139, 5.00%, 6/1/2034	571	659
Pool # A61572, 5.00%, 9/1/2034	607	706
Pool # A28796, 6.50%, 11/1/2034	52	62
Pool # G03369, 6.50%, 1/1/2035	664	750
Pool # A70350, 5.00%, 3/1/2035	167	186
Pool # A46987, 5.50%, 7/1/2035	550	642
Pool # G05713, 6.50%, 12/1/2035	425	488
Pool # G03777, 5.00%, 11/1/2036	484	561
Pool # C02660, 6.50%, 11/1/2036	137	158
Pool # G02427, 5.50%, 12/1/2036	246	292
Pool # A57681, 6.00%, 12/1/2036	48	57
Pool # G02682, 7.00%, 2/1/2037	56	67
Pool # G04949, 6.50%, 11/1/2037	341	416
Pool # G03666, 7.50%, 1/1/2038	450	521
Pool # G04952, 7.50%, 1/1/2038	294	364
Pool # G04077, 6.50%, 3/1/2038	387	452
Pool # G05671, 5.50%, 8/1/2038	499	589
Pool # G05190, 7.50%, 9/1/2038	225	263
Pool # C03466, 5.50%, 3/1/2040	181	210
Pool # A93383, 5.00%, 8/1/2040	1,997	2,322
Pool # A93511, 5.00%, 8/1/2040	7,528	8,710
Pool # G06493, 4.50%, 5/1/2041	12,908	14,492
Pool # V80351, 3.00%, 8/1/2043	20,934	22,811
Pool # Q52834, 4.00%, 12/1/2047	3,571	3,824
Pool # Q57995, 5.00%, 8/1/2048	13,216	14,720
Pool # Q61104, 4.00%, 1/1/2049	2,670	2,854
Pool # Q61107, 4.00%, 1/1/2049	3,391	3,679
FHLMC Gold Pools, Other
Pool # G80341, 10.00%, 3/17/2026	1	1
Pool # P20570, 7.00%, 7/1/2029	7	8
Pool # G20027, 10.00%, 10/1/2030	56	61
Pool # B90491, 7.50%, 1/1/2032	565	635
Pool # U80192, 3.50%, 2/1/2033	1,276	1,373
Pool # U80342, 3.50%, 5/1/2033	1,669	1,796
Pool # U80345, 3.50%, 5/1/2033	4,903	5,275
Pool # L10221, 6.00%, 1/1/2034	52	55
Pool # P50523, 6.50%, 12/1/2035	97	102
Pool # H05030, 6.00%, 11/1/2036	76	84
Pool # L10291, 6.50%, 11/1/2036	1,409	1,649
Pool # P51353, 6.50%, 11/1/2036	903	1,019
Pool # P50595, 6.50%, 12/1/2036	1,658	1,925
Pool # P51361, 6.50%, 12/1/2036	739	880
Pool # G20028, 7.50%, 12/1/2036	1,883	2,136
Pool # P50531, 6.50%, 1/1/2037	106	116
Pool # P51251, 6.50%, 1/1/2037	52	54
Pool # P50536, 6.50%, 2/1/2037	72	75
Pool # P50556, 6.50%, 6/1/2037	46	48
Pool # U90690, 3.50%, 6/1/2042	18,584	20,197
Pool # U90975, 4.00%, 6/1/2042	12,612	13,715
Pool # T65101, 4.00%, 10/1/2042	362	380
Pool # U90402, 3.50%, 11/1/2042	787	856
Pool # U90673, 4.00%, 1/1/2043	1,697	1,860
Pool # U91192, 4.00%, 4/1/2043	3,459	3,793
Pool # U91488, 3.50%, 5/1/2043	2,065	2,245
Pool # U99051, 3.50%, 6/1/2043	6,335	6,891
Pool # U99134, 4.00%, 1/1/2046	54,008	59,232
Pool # U69030, 4.50%, 1/1/2046	20,968	23,261
FHLMC UMBS, 20 Year
Pool # RB5085, 2.00%, 11/1/2040	91,760	95,592

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHLMC UMBS, 30 Year
Pool # QA0149, 4.00%, 6/1/2049	8,830	9,453
Pool # QA2578, 3.50%, 9/1/2049	3,010	3,175
Pool # RA2008, 4.00%, 1/1/2050	34,486	37,715
Pool # RA2282, 4.00%, 1/1/2050	14,292	15,716
Pool # QA7351, 3.00%, 2/1/2050	13,051	13,721
FNMA
Pool # 470623, ARM, 0.94%, 3/1/2022 (h)	7,416	7,405
Pool # 54844, ARM, 2.34%, 9/1/2027 (h)	23	23
Pool # 303532, ARM, 3.95%, 3/1/2029 (h)	15	15
Pool # 555732, ARM, 2.50%, 8/1/2033 (h)	182	190
Pool # 658481, ARM, 2.28%, 9/1/2033 (h)	244	246
Pool # 746299, ARM, 2.40%, 9/1/2033 (h)	76	79
Pool # 743546, ARM, 1.99%, 11/1/2033 (h)	253	255
Pool # 766610, ARM, 2.89%, 1/1/2034 (h)	81	83
Pool # 777132, ARM, 2.84%, 6/1/2034 (h)	221	232
Pool # 782306, ARM, 2.17%, 7/1/2034 (h)	13	13
Pool # 800422, ARM, 2.07%, 8/1/2034 (h)	238	240
Pool # 790235, ARM, 2.12%, 8/1/2034 (h)	104	106
Pool # 793062, ARM, 2.42%, 8/1/2034 (h)	52	53
Pool # 790964, ARM, 2.27%, 9/1/2034 (h)	7	7
Pool # 794792, ARM, 2.02%, 10/1/2034 (h)	68	70
Pool # 896463, ARM, 2.66%, 10/1/2034 (h)	235	249
Pool # 781563, ARM, 2.12%, 11/1/2034 (h)	36	36
Pool # 799912, ARM, 2.23%, 11/1/2034 (h)	50	50
Pool # 810896, ARM, 1.96%, 1/1/2035 (h)	1,141	1,177
Pool # 809319, ARM, 3.50%, 1/1/2035 (h)	82	82
Pool # 816594, ARM, 2.01%, 2/1/2035 (h)	30	31
Pool # 820602, ARM, 2.65%, 3/1/2035 (h)	130	130
Pool # 745862, ARM, 3.01%, 4/1/2035 (h)	222	226
Pool # 821378, ARM, 2.14%, 5/1/2035 (h)	77	78
Pool # 823660, ARM, 2.88%, 5/1/2035 (h)	48	49
Pool # 888605, ARM, 2.72%, 7/1/2035 (h)	60	60
Pool # 832801, ARM, 2.10%, 9/1/2035 (h)	139	142
Pool # 851432, ARM, 3.19%, 10/1/2035 (h)	356	359
Pool # 849251, ARM, 2.76%, 1/1/2036 (h)	671	696
Pool # 745445, ARM, 3.22%, 1/1/2036 (h)	197	207
Pool # 920340, ARM, 3.40%, 2/1/2036 (h)	67	67
Pool # 920843, ARM, 3.34%, 3/1/2036 (h)	1,919	2,057
Pool # 868952, ARM, 3.55%, 5/1/2036 (h)	90	91
Pool # 872622, ARM, 2.42%, 6/1/2036 (h)	63	63
Pool # 884066, ARM, 2.77%, 6/1/2036 (h)	178	182
Pool # 872825, ARM, 2.82%, 6/1/2036 (h)	635	667
Pool # 892868, ARM, 2.52%, 7/1/2036 (h)	257	262
Pool # 886558, ARM, 2.40%, 8/1/2036 (h)	351	368
Pool # 884722, ARM, 2.53%, 8/1/2036 (h)	88	89
Pool # 745784, ARM, 2.53%, 8/1/2036 (h)	139	141
Pool # 898179, ARM, 1.52%, 9/1/2036 (h)	682	700
Pool # 893580, ARM, 2.16%, 9/1/2036 (h)	315	328
Pool # 886772, ARM, 2.31%, 9/1/2036 (h)	670	695
Pool # 894452, ARM, 2.32%, 9/1/2036 (h)	261	263
Pool # 920547, ARM, 2.35%, 9/1/2036 (h)	236	245
Pool # 894239, ARM, 2.38%, 10/1/2036 (h)	241	242
Pool # 900197, ARM, 2.58%, 10/1/2036 (h)	434	460
Pool # 900191, ARM, 2.60%, 10/1/2036 (h)	471	482
Pool # 902818, ARM, 2.32%, 11/1/2036 (h)	4	4
Pool # 897470, ARM, 2.77%, 11/1/2036 (h)	73	74
Pool # 902955, ARM, 2.23%, 12/1/2036 (h)	387	392
Pool # 905189, ARM, 2.37%, 12/1/2036 (h)	186	186

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 920954, ARM, 1.97%, 1/1/2037 (h)	330		341
Pool # 888184, ARM, 3.68%, 1/1/2037 (h)	148		150
Pool # 913984, ARM, 1.95%, 2/1/2037 (h)	381		395
Pool # 915645, ARM, 2.94%, 2/1/2037 (h)	355		375
Pool # 888307, ARM, 3.58%, 4/1/2037 (h)	194		196
Pool # 948208, ARM, 1.87%, 7/1/2037 (h)	380		391
Pool # 944096, ARM, 2.22%, 7/1/2037 (h)	67		68
Pool # 995919, ARM, 2.43%, 7/1/2037 (h)	994		1,039
Pool # 938346, ARM, 2.92%, 7/1/2037 (h)	286		288
Pool # 945032, ARM, 3.20%, 8/1/2037 (h)	436		447
Pool # 946362, ARM, 2.09%, 9/1/2037 (h)	147		150
Pool # 946450, ARM, 2.11%, 9/1/2037 (h)	30		30
Pool # 946260, ARM, 2.54%, 9/1/2037 (h)	38		38
Pool # 952835, ARM, 2.86%, 9/1/2037 (h)	124		131
Pool # AD0085, ARM, 2.08%, 11/1/2037 (h)	704		729
Pool # 995108, ARM, 2.29%, 11/1/2037 (h)	390		410
Pool # AD0179, ARM, 2.45%, 12/1/2037 (h)	684		720
Pool # 966946, ARM, 3.79%, 1/1/2038 (h)	150		150
FNMA UMBS, 15 Year
Pool # 745406, 6.00%, 3/1/2021	2		2
Pool # 745502, 6.00%, 4/1/2021	1		1
Pool # 995886, 6.00%, 4/1/2021	1		1
Pool # AD0142, 6.00%, 8/1/2021	21		21
Pool # 890129, 6.00%, 12/1/2021	8		8
Pool # 888834, 6.50%, 4/1/2022	13		13
Pool # 889634, 6.00%, 2/1/2023	299		308
Pool # AD0364, 5.00%, 5/1/2023	24		25
Pool # 995381, 6.00%, 1/1/2024	313		326
Pool # 995425, 6.00%, 1/1/2024	116		121
Pool # 995456, 6.50%, 2/1/2024	178		186
Pool # AE0081, 6.00%, 7/1/2024	85		89
Pool # AD0133, 5.00%, 8/1/2024	139		147
Pool # FM3386, 3.50%, 7/1/2034	3,250		3,490
FNMA UMBS, 20 Year
Pool # 254305, 6.50%, 5/1/2022	7		8
Pool # 555791, 6.50%, 12/1/2022	19		22
Pool # 889889, 6.50%, 7/1/2024	52		58
Pool # 888656, 6.50%, 4/1/2025	8		9
Pool # AE0096, 5.50%, 7/1/2025	200		223
Pool # 256311, 6.00%, 7/1/2026	171		191
Pool # 256352, 6.50%, 8/1/2026	319		356
Pool # 256803, 6.00%, 7/1/2027	248		277
Pool # 256962, 6.00%, 11/1/2027	111		124
Pool # 257007, 6.00%, 12/1/2027	331		371
Pool # 257048, 6.00%, 1/1/2028	605		677
Pool # 890222, 6.00%, 10/1/2028	429		480
Pool # AE0049, 6.00%, 9/1/2029	287		321
Pool # AO7761, 3.50%, 7/1/2032	926		999
Pool # MA1138, 3.50%, 8/1/2032	5,330		5,749
Pool # AL6238, 4.00%, 1/1/2035	13,408		14,896
FNMA UMBS, 30 Year
Pool # 70825, 8.00%, 3/1/2021	—	(i)	—	(i)
Pool # 189190, 7.50%, 11/1/2022	2		2
Pool # 50966, 7.00%, 1/1/2024	1		1
Pool # 250066, 8.00%, 5/1/2024	1		1
Pool # 250103, 8.50%, 7/1/2024	5		5
Pool # 303031, 7.50%, 10/1/2024	2		2
Pool # 308499, 8.50%, 5/1/2025	—	(i)	—	(i)
Pool # 399269, 7.00%, 4/1/2026	7		7
Pool # 689977, 8.00%, 3/1/2027	43		47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 695533, 8.00%, 6/1/2027	37	41
Pool # 313687, 7.00%, 9/1/2027	4	5
Pool # 756024, 8.00%, 9/1/2028	54	60
Pool # 755973, 8.00%, 11/1/2028	149	172
Pool # 455759, 6.00%, 12/1/2028	13	14
Pool # 252211, 6.00%, 1/1/2029	22	25
Pool # 459097, 7.00%, 1/1/2029	7	7
Pool # 889020, 6.50%, 11/1/2029	3,011	3,369
Pool # 598559, 6.50%, 8/1/2031	80	95
Pool # 679886, 6.50%, 2/1/2032	397	444
Pool # 649734, 7.00%, 6/1/2032	40	43
Pool # 682078, 5.50%, 11/1/2032	387	454
Pool # 675555, 6.00%, 12/1/2032	173	198
Pool # AL0045, 6.00%, 12/1/2032	918	1,081
Pool # 683351, 5.50%, 2/1/2033	13	15
Pool # 357363, 5.50%, 3/1/2033	513	601
Pool # 674349, 6.00%, 3/1/2033	46	52
Pool # 688625, 6.00%, 3/1/2033	27	31
Pool # 688655, 6.00%, 3/1/2033	20	22
Pool # 695584, 6.00%, 3/1/2033	8	9
Pool # 254693, 5.50%, 4/1/2033	348	407
Pool # 702901, 6.00%, 5/1/2033	130	154
Pool # 720576, 5.00%, 6/1/2033	102	116
Pool # 995656, 7.00%, 6/1/2033	584	692
Pool # 723852, 5.00%, 7/1/2033	114	131
Pool # 729296, 5.00%, 7/1/2033	106	122
Pool # 720155, 5.50%, 7/1/2033	73	86
Pool # 729379, 6.00%, 8/1/2033	29	33
Pool # AA0917, 5.50%, 9/1/2033	1,335	1,550
Pool # 737825, 6.00%, 9/1/2033	70	81
Pool # 750977, 4.50%, 11/1/2033	87	96
Pool # 725027, 5.00%, 11/1/2033	280	323
Pool # 755109, 5.50%, 11/1/2033	27	31
Pool # 753174, 4.00%, 12/1/2033	393	423
Pool # 725017, 5.50%, 12/1/2033	579	680
Pool # 759424, 5.50%, 1/1/2034	55	66
Pool # 751341, 5.50%, 3/1/2034	55	62
Pool # 770405, 5.00%, 4/1/2034	724	839
Pool # 776708, 5.00%, 5/1/2034	237	275
Pool # AC1317, 4.50%, 9/1/2034	194	213
Pool # 888568, 5.00%, 12/1/2034	183	212
Pool # 810663, 5.00%, 1/1/2035	121	134
Pool # 995003, 7.50%, 1/1/2035	256	300
Pool # 995156, 7.50%, 3/1/2035	275	334
Pool # 735503, 6.00%, 4/1/2035	613	736
Pool # 827776, 5.00%, 7/1/2035	103	119
Pool # 820347, 5.00%, 9/1/2035	397	461
Pool # 745148, 5.00%, 1/1/2036	319	370
Pool # 888417, 6.50%, 1/1/2036	1,832	2,072
Pool # 745275, 5.00%, 2/1/2036	249	289
Pool # 833629, 7.00%, 3/1/2036	13	15
Pool # 745418, 5.50%, 4/1/2036	446	529
Pool # 888016, 5.50%, 5/1/2036	600	712
Pool # 888209, 5.50%, 5/1/2036	383	455
Pool # 870770, 6.50%, 7/1/2036	35	41
Pool # 976871, 6.50%, 8/1/2036	1,130	1,288
Pool # AA0922, 6.00%, 9/1/2036	2,069	2,483
Pool # 745948, 6.50%, 10/1/2036	252	304

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AA1019, 6.00%, 11/1/2036	318	372
Pool # 888476, 7.50%, 5/1/2037	229	289
Pool # 928584, 6.50%, 8/1/2037	219	252
Pool # 945870, 6.50%, 8/1/2037	236	271
Pool # 986648, 6.00%, 9/1/2037	532	631
Pool # 928670, 7.00%, 9/1/2037	375	453
Pool # 888890, 6.50%, 10/1/2037	443	532
Pool # 888707, 7.50%, 10/1/2037	1,072	1,281
Pool # 888892, 7.50%, 11/1/2037	384	452
Pool # AL0662, 5.50%, 1/1/2038	822	972
Pool # 995505, 8.00%, 1/1/2038	35	42
Pool # 929331, 6.00%, 4/1/2038	91	101
Pool # 909236, 7.00%, 9/1/2038	386	479
Pool # 890268, 6.50%, 10/1/2038	542	623
Pool # 995149, 6.50%, 10/1/2038	2,158	2,552
Pool # 934591, 7.00%, 10/1/2038	566	711
Pool # AB2869, 6.00%, 11/1/2038	398	477
Pool # 991908, 7.00%, 11/1/2038	416	500
Pool # 995504, 7.50%, 11/1/2038	321	391
Pool # 257510, 7.00%, 12/1/2038	1,120	1,321
Pool # AD0753, 7.00%, 1/1/2039	1,776	2,130
Pool # AD0780, 7.50%, 4/1/2039	1,081	1,386
Pool # AC2948, 5.00%, 9/1/2039	892	1,035
Pool # AC3740, 5.50%, 9/1/2039	794	919
Pool # AC7296, 5.50%, 12/1/2039	634	733
Pool # AD7790, 5.00%, 8/1/2040	4,047	4,703
Pool # AD9151, 5.00%, 8/1/2040	1,904	2,213
Pool # AL2059, 4.00%, 6/1/2042	10,262	11,568
Pool # AB9017, 3.00%, 4/1/2043	14,668	15,824
Pool # AT5891, 3.00%, 6/1/2043	17,642	19,218
Pool # AB9860, 3.00%, 7/1/2043	13,601	14,673
Pool # AL7527, 4.50%, 9/1/2043	7,890	8,853
Pool # AL7496, 3.50%, 5/1/2044	25,730	28,550
Pool # AX9319, 3.50%, 12/1/2044	13,834	14,906
Pool # AL7380, 3.50%, 2/1/2045	15,001	16,645
Pool # AS6479, 3.50%, 1/1/2046	36,097	40,054
Pool # BM1213, 4.00%, 4/1/2047	15,915	17,262
Pool # BH7650, 4.00%, 9/1/2047	12,949	14,043
Pool # BM3500, 4.00%, 9/1/2047	63,488	70,716
Pool # BE8344, 4.00%, 11/1/2047	4,917	5,260
Pool # BJ7248, 4.00%, 12/1/2047	7,479	8,244
Pool # BE8349, 4.00%, 1/1/2048	4,371	4,675
Pool # BJ5756, 4.00%, 1/1/2048	11,871	12,716
Pool # BJ7310, 4.00%, 1/1/2048	13,010	14,309
Pool # BJ8237, 4.00%, 1/1/2048	9,068	9,973
Pool # BJ8264, 4.00%, 1/1/2048	5,661	6,227
Pool # BM3375, 4.00%, 1/1/2048	12,437	13,707
Pool # BK1007, 4.00%, 2/1/2048	2,263	2,497
Pool # BK1134, 4.00%, 2/1/2048	12,186	13,043
Pool # BM3665, 4.00%, 3/1/2048	56,119	62,103
Pool # BE8366, 4.50%, 7/1/2048	10,478	11,485
Pool # BK7982, 5.00%, 7/1/2048	15,980	17,922
Pool # BN0271, 4.50%, 9/1/2048	4,652	5,074
Pool # BN1315, 4.50%, 9/1/2048	6,121	6,664
Pool # BN4733, 5.50%, 3/1/2049	1,516	1,729
Pool # BK8745, 4.50%, 4/1/2049	8,135	8,820
Pool # FM1939, 4.50%, 5/1/2049	47,878	51,840
Pool # BK8753, 4.50%, 6/1/2049	15,861	17,427

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # CA3713, 5.00%, 6/1/2049	10,804	11,955
Pool # BO2305, 4.00%, 7/1/2049	15,961	17,059
Pool # BO5607, 3.50%, 9/1/2049	9,535	10,054
Pool # BO1405, 4.00%, 9/1/2049	16,620	17,779
Pool # BO4392, 3.50%, 1/1/2050	15,799	16,714
Pool # BP5299, 3.50%, 3/1/2050	13,461	14,690
Pool # CA5729, 3.00%, 5/1/2050	13,453	14,095
Pool # FM3671, 4.50%, 5/1/2050	12,741	14,278
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	13	14
Pool # 252409, 6.50%, 3/1/2029	94	104
Pool # 653815, 7.00%, 2/1/2033	11	12
Pool # 752786, 6.00%, 9/1/2033	115	128
Pool # CA3029, 4.00%, 1/1/2049	7,765	8,394
Pool # CA5105, 3.50%, 2/1/2050	10,045	10,803
FNMA, Other
Pool # AM1547, 2.00%, 12/1/2020	13,452	13,447
Pool # 466854, 3.70%, 12/1/2020	2,909	2,907
Pool # AL4762, 3.80%, 1/1/2021 (h)	75	75
Pool # FN0003, 4.20%, 1/1/2021 (h)	780	780
Pool # 468237, 4.02%, 6/1/2021	6,009	6,024
Pool # 468381, 4.10%, 6/1/2021	5,363	5,377
Pool # 468242, 4.19%, 6/1/2021	4,343	4,354
Pool # 468102, 4.34%, 6/1/2021	16,142	16,184
Pool # AL0569, 4.37%, 6/1/2021 (h)	2,108	2,108
Pool # 468614, 3.86%, 7/1/2021	7,505	7,543
Pool # 468667, 3.94%, 7/1/2021	8,968	9,088
Pool # 468564, 4.06%, 7/1/2021	8,073	8,117
Pool # AL0602, 4.18%, 7/1/2021 (h)	2,990	2,999
Pool # 468159, 4.26%, 7/1/2021	18,306	18,406
Pool # 468699, 4.05%, 8/1/2021	1,311	1,321
Pool # AM6602, 2.63%, 9/1/2021	8,210	8,258
Pool # 468994, 3.85%, 9/1/2021	6,777	6,846
Pool # 468936, 3.92%, 9/1/2021	5,185	5,239
Pool # AL0905, 4.17%, 9/1/2021 (h)	3,022	3,052
Pool # 469254, 3.40%, 10/1/2021	2,727	2,757
Pool # AM7314, 2.63%, 11/1/2021	8,000	8,109
Pool # 469552, 3.43%, 11/1/2021	7,850	7,956
Pool # 469873, 3.03%, 12/1/2021	7,384	7,483
Pool # 469545, 3.31%, 12/1/2021	3,030	3,075
Pool # 470269, 2.97%, 1/1/2022	5,929	6,018
Pool # 470324, 3.03%, 1/1/2022	6,479	6,579
Pool # 470181, 3.20%, 1/1/2022	6,714	6,825
Pool # 470622, 2.75%, 3/1/2022	1,359	1,390
Pool # 470826, 2.97%, 3/1/2022	5,381	5,484
Pool # 470539, 3.14%, 3/1/2022	2,324	2,371
Pool # 470779, 3.21%, 3/1/2022	2,690	2,747
Pool # 471033, 3.08%, 4/1/2022	8,128	8,307
Pool # 471151, 3.02%, 5/1/2022	5,260	5,382
Pool # 471599, 2.60%, 6/1/2022	6,571	6,710
Pool # 471747, 2.76%, 6/1/2022	13,582	13,749
Pool # 471839, 2.67%, 7/1/2022	9,271	9,490
Pool # 471881, 2.67%, 7/1/2022	5,426	5,556
Pool # AM0177, 2.82%, 7/1/2022	8,477	8,691
Pool # 471828, 2.65%, 8/1/2022	8,968	9,195
Pool # AM1196, 2.37%, 11/1/2022	3,764	3,860
Pool # AM0585, 2.38%, 11/1/2022	6,859	7,036
Pool # AM1437, 2.41%, 11/1/2022	1,237	1,269
Pool # AM0806, 2.45%, 11/1/2022	11,938	12,265

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AM1385, 2.55%, 11/1/2022	9,948	10,229
Pool # AM1386, 2.55%, 11/1/2022	3,181	3,271
Pool # AM1779, 2.28%, 12/1/2022	8,151	8,360
Pool # AM1476, 2.32%, 12/1/2022	2,979	3,057
Pool # AM1619, 2.34%, 12/1/2022	18,831	19,330
Pool # AM0811, 2.42%, 12/1/2022	9,314	9,574
Pool # AM2111, 2.34%, 1/1/2023	10,864	11,169
Pool # AM2072, 2.37%, 1/1/2023	8,658	8,899
Pool # AM2252, 2.44%, 1/1/2023	7,848	8,080
Pool # AM2333, 2.45%, 2/1/2023	11,210	11,569
Pool # AM2695, 2.49%, 3/1/2023	6,404	6,630
Pool # AM2747, 2.50%, 4/1/2023	12,555	13,019
Pool # AM3069, 2.64%, 4/1/2023	2,846	2,953
Pool # AL3594, 2.70%, 4/1/2023 (h)	3,299	3,426
Pool # AM3244, 2.52%, 5/1/2023	28,698	29,784
Pool # AM3577, 2.42%, 6/1/2023	7,126	7,395
Pool # AM3589, 2.77%, 6/1/2023	7,746	8,113
Pool # AL3876, 2.79%, 6/1/2023 (h)	14,253	14,877
Pool # AM3646, 2.64%, 7/1/2023	3,587	3,752
Pool # AM4011, 3.67%, 7/1/2023	42,150	45,043
Pool # AM3990, 3.74%, 7/1/2023	4,629	4,949
Pool # AM4170, 3.51%, 8/1/2023	9,000	9,599
Pool # AM4066, 3.59%, 8/1/2023	9,865	10,543
Pool # AM4716, 3.38%, 12/1/2023	2,905	3,129
Pool # AM4720, 3.45%, 1/1/2024	23,486	25,193
Pool # AM7024, 2.90%, 12/1/2024	8,200	8,839
Pool # AM7231, 2.92%, 12/1/2024	3,938	4,246
Pool # AM7290, 2.97%, 12/1/2024	23,842	25,753
Pool # AM7124, 3.11%, 12/1/2024	24,917	27,052
Pool # AM7682, 2.84%, 1/1/2025	34,252	36,865
Pool # AM7654, 2.86%, 1/1/2025	6,421	6,898
Pool # AM7795, 2.92%, 1/1/2025	32,501	35,085
Pool # AM7698, 2.96%, 1/1/2025	9,350	10,114
Pool # AM7664, 2.99%, 1/1/2025	10,280	11,106
Pool # AM7372, 3.05%, 1/1/2025	1,740	1,889
Pool # 470300, 3.64%, 1/1/2025	4,613	5,061
Pool # AM8251, 2.70%, 4/1/2025	9,514	10,201
Pool # AM8846, 2.68%, 5/1/2025	6,036	6,466
Pool # AM9149, 2.63%, 6/1/2025	6,154	6,602
Pool # AM9548, 3.17%, 8/1/2025	6,800	7,465
Pool # AN0029, 3.10%, 9/1/2025	9,676	10,627
Pool # AM4660, 3.77%, 12/1/2025	26,573	29,814
Pool # AN0767, 3.18%, 1/1/2026	8,277	9,103
Pool # AN1292, 2.84%, 4/1/2026	8,937	9,734
Pool # AN1590, 2.40%, 5/1/2026	9,285	9,914
Pool # AN1413, 2.49%, 5/1/2026	21,413	23,006
Pool # AN1497, 2.61%, 6/1/2026	11,034	11,948
Pool # AN1243, 2.64%, 6/1/2026	7,998	8,674
Pool # AN1247, 2.64%, 6/1/2026	9,848	10,680
Pool # 468645, 4.54%, 7/1/2026	2,206	2,524
Pool # AN2367, 2.46%, 8/1/2026	6,246	6,710
Pool # AM6381, 3.29%, 8/1/2026	32,864	36,556
Pool # 468574, 4.55%, 8/1/2026	7,239	8,205
Pool # 468573, 4.76%, 8/1/2026	8,388	9,850
Pool # 468927, 4.77%, 8/1/2026	5,339	6,147
Pool # AM6448, 3.25%, 9/1/2026	9,626	10,733
Pool # AN3076, 2.46%, 10/1/2026	25,000	26,926
Pool # AM7062, 3.44%, 10/1/2026	8,092	9,043

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AM7117, 3.14%, 12/1/2026	19,290	21,387
Pool # AM7262, 3.19%, 12/1/2026	16,451	18,347
Pool # AM7011, 3.22%, 12/1/2026	2,804	3,128
Pool # AM7390, 3.26%, 12/1/2026	7,459	8,302
Pool # AM7265, 3.30%, 12/1/2026	5,257	5,874
Pool # FN0029, 4.63%, 12/1/2026 (h)	7,515	8,582
Pool # AM8008, 2.94%, 2/1/2027	12,027	13,259
Pool # AM7515, 3.34%, 2/1/2027	16,000	17,944
Pool # AM8280, 2.91%, 3/1/2027	5,828	6,429
Pool # AM8745, 2.81%, 5/1/2027	9,548	10,499
Pool # AM8784, 2.89%, 5/1/2027	7,998	8,814
Pool # AM8803, 2.78%, 6/1/2027	4,018	4,412
Pool # AM9087, 3.00%, 6/1/2027	16,500	18,366
Pool # AM9170, 3.00%, 6/1/2027	4,523	5,010
Pool # AM9345, 3.25%, 7/1/2027	7,570	8,498
Pool # AN6532, 2.92%, 9/1/2027	4,991	5,545
Pool # AN7048, 2.90%, 10/1/2027	6,600	7,297
Pool # AM1469, 2.96%, 11/1/2027	3,804	4,185
Pool # AN7669, 2.83%, 12/1/2027	20,254	22,448
Pool # AN8114, 3.00%, 1/1/2028	7,918	8,823
Pool # AN8048, 3.08%, 1/1/2028	40,000	44,299
Pool # AN7943, 3.10%, 1/1/2028	15,000	16,878
Pool # AN1600, 2.59%, 6/1/2028	7,409	8,102
Pool # AN9686, 3.52%, 6/1/2028	40,550	46,723
Pool # AN9486, 3.57%, 6/1/2028	26,476	30,602
Pool # AN2005, 2.73%, 7/1/2028	9,943	11,009
Pool # 387806, 3.55%, 8/1/2028	15,289	17,671
Pool # 387840, 3.65%, 8/1/2028	5,769	6,687
Pool # 387761, 3.78%, 8/1/2028	23,021	26,834
Pool # 109782, 3.55%, 9/1/2028	42,800	49,442
Pool # BL0919, 3.82%, 9/1/2028	19,267	22,435
Pool # BL0112, 3.66%, 10/1/2028	25,829	29,817
Pool # BL1040, 3.81%, 12/1/2028	42,090	49,514
Pool # BL0907, 3.88%, 12/1/2028	11,997	14,077
Pool # BL1435, 3.53%, 1/1/2029	23,495	27,217
Pool # AN6106, 3.10%, 7/1/2029	5,700	6,483
Pool # BL4317, 2.27%, 9/1/2029	4,805	5,160
Pool # AN6846, 2.93%, 10/1/2029	13,300	14,866
Pool # AM7018, 3.63%, 10/1/2029	2,719	3,142
Pool # BL4333, 2.52%, 11/1/2029	42,700	46,544
Pool # AM8123, 2.92%, 2/1/2030	7,951	8,860
Pool # AM7785, 3.17%, 2/1/2030	6,098	6,894
Pool # AM7516, 3.55%, 2/1/2030	13,000	14,969
Pool # AM8692, 3.03%, 4/1/2030	25,000	28,260
Pool # AM8544, 3.08%, 4/1/2030	15,141	17,088
Pool # AM8321, 3.22%, 4/1/2030	10,247	11,604
Pool # AM8889, 2.92%, 5/1/2030	11,320	12,745
Pool # AM8151, 2.94%, 5/1/2030	12,000	13,465
Pool # AM8802, 3.10%, 5/1/2030	5,002	5,654
Pool # AN9154, 3.64%, 5/1/2030	4,178	4,885
Pool # AM9020, 2.97%, 6/1/2030	7,779	8,719
Pool # AM9012, 3.13%, 6/1/2030	9,234	10,575
Pool # AM9154, 3.18%, 6/1/2030	9,036	10,212
Pool # AM9320, 3.30%, 7/1/2030	10,054	11,578
Pool # AN9988, 3.85%, 7/1/2030	9,643	11,521
Pool # 387883, 3.78%, 8/1/2030	35,146	41,806
Pool # AM9676, 3.37%, 9/1/2030	7,331	8,414
Pool # BL0979, 4.05%, 12/1/2030	4,125	4,933

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AN1035, 3.21%, 3/1/2031	13,548	15,480
Pool # AH9683, 5.00%, 4/1/2031	914	1,016
Pool # AN1829, 2.90%, 6/1/2031	7,563	8,446
Pool # BL4310, 2.35%, 10/1/2031	11,325	12,241
Pool # AN2625, 2.50%, 10/1/2031	9,818	10,748
Pool # AN5065, 3.34%, 4/1/2032	26,680	30,030
Pool # AN6155, 3.06%, 8/1/2032	15,000	17,128
Pool # AQ7084, 3.50%, 12/1/2032	2,106	2,265
Pool # 650236, 5.00%, 12/1/2032	5	5
Pool # AR7484, 3.50%, 2/1/2033	3,813	4,101
Pool # AT7117, 3.50%, 6/1/2033	1,538	1,654
Pool # AN9695, 3.67%, 7/1/2033	32,550	39,192
Pool # AN9950, 3.89%, 7/1/2033	9,554	11,393
Pool # 810997, 5.50%, 10/1/2034	113	117
Pool # AM7122, 3.61%, 11/1/2034	5,375	6,383
Pool # BL5976, 2.49%, 4/1/2035	22,962	24,422
Pool # AM8474, 3.45%, 4/1/2035	4,817	5,628
Pool # AM8475, 3.45%, 4/1/2035	1,954	2,283
Pool # BL6315, 2.20%, 5/1/2035	5,081	5,448
Pool # AM9188, 3.12%, 6/1/2035	23,000	26,264
Pool # AM9532, 3.63%, 10/1/2035	3,623	4,316
Pool # AN0375, 3.76%, 12/1/2035	3,616	4,341
Pool # 256051, 5.50%, 12/1/2035	173	197
Pool # 256128, 6.00%, 2/1/2036	38	43
Pool # 880219, 7.00%, 2/1/2036	284	329
Pool # 868763, 6.50%, 4/1/2036	8	8
Pool # 907742, 7.00%, 12/1/2036	64	73
Pool # 920934, 6.50%, 1/1/2037	550	658
Pool # 888408, 6.00%, 3/1/2037	541	603
Pool # 888373, 7.00%, 3/1/2037	45	50
Pool # 888412, 7.00%, 4/1/2037	66	76
Pool # 995783, 8.00%, 11/1/2037	80	88
Pool # 257209, 5.50%, 5/1/2038	106	118
Pool # MA0127, 5.50%, 6/1/2039	149	163
Pool # AL2606, 4.00%, 3/1/2042	735	772
Pool # AO7225, 4.00%, 7/1/2042	2,991	3,279
Pool # AO9352, 4.00%, 7/1/2042	3,066	3,361
Pool # AO9353, 4.00%, 7/1/2042	2,864	3,141
Pool # MA1125, 4.00%, 7/1/2042	2,995	3,258
Pool # MA1178, 4.00%, 9/1/2042	16,367	17,914
Pool # MA1213, 3.50%, 10/1/2042	6,736	7,318
Pool # MA1251, 3.50%, 11/1/2042	18,040	19,602
Pool # MA1253, 4.00%, 11/1/2042	13,490	14,780
Pool # AR1397, 3.00%, 1/1/2043	11,148	12,050
Pool # MA1328, 3.50%, 1/1/2043	2,357	2,562
Pool # AQ9999, 3.00%, 2/1/2043	6,176	6,680
Pool # MA1373, 3.50%, 3/1/2043	3,754	4,079
Pool # MA1404, 3.50%, 4/1/2043	11,457	12,451
Pool # AB9096, 4.00%, 4/1/2043	1,648	1,797
Pool # AB9196, 3.50%, 5/1/2043	4,797	5,216
Pool # AT4051, 3.50%, 5/1/2043	1,338	1,455
Pool # MA1437, 3.50%, 5/1/2043	13,308	14,461
Pool # AT5914, 3.50%, 6/1/2043	7,538	8,198
Pool # MA1463, 3.50%, 6/1/2043	15,787	17,155
Pool # AB9704, 4.00%, 6/1/2043	3,683	4,038
Pool # MA1711, 4.50%, 12/1/2043	18,221	20,361
Pool # AL6167, 3.50%, 1/1/2044	8,372	9,096
Pool # MA1759, 4.00%, 1/1/2044	6,259	6,865

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # MA1760, 4.50%, 1/1/2044	5,929		6,626
Pool # AV9286, 4.00%, 2/1/2044	4,075		4,471
Pool # MA1800, 4.00%, 2/1/2044	3,241		3,547
Pool # MA1828, 4.50%, 3/1/2044	14,465		16,170
Pool # MA2429, 4.00%, 10/1/2045	3,964		4,346
Pool # MA2565, 4.00%, 3/1/2046	5,427		5,952
Pool # BM5835, 3.00%, 9/1/2047	19,024		19,827
Pool # AD0523, 6.00%, 11/1/2048	271		294
Pool # BF0464, 3.50%, 3/1/2060 (j)	81,473		89,886
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 1.50%, 12/25/2050 (j)	60,890		61,609
TBA, 2.00%, 12/25/2050 (j)	785,655		816,166
TBA, 2.00%, 1/25/2051 (j)	507,665		526,397
GNMA I, 30 Year
Pool # 345288, 7.50%, 3/15/2023	1		1
Pool # 352108, 7.00%, 8/15/2023	1		1
Pool # 363030, 7.00%, 9/15/2023	38		40
Pool # 352022, 7.00%, 11/15/2023	2		2
Pool # 366706, 6.50%, 1/15/2024	17		19
Pool # 371281, 7.00%, 2/15/2024	8		8
Pool # 782507, 9.50%, 10/15/2024	4		4
Pool # 780029, 9.00%, 11/15/2024	—	(i)	—	(i)
Pool # 780965, 9.50%, 12/15/2025	1		1
Pool # 442119, 7.50%, 11/15/2026	3		3
Pool # 411829, 7.50%, 7/15/2027	7		7
Pool # 554108, 6.50%, 3/15/2028	54		60
Pool # 481872, 7.50%, 7/15/2028	5		5
Pool # 468149, 8.00%, 8/15/2028	8		8
Pool # 468236, 6.50%, 9/15/2028	115		127
Pool # 486537, 7.50%, 9/15/2028	20		23
Pool # 486631, 6.50%, 10/15/2028	6		7
Pool # 466406, 6.00%, 11/15/2028	72		81
Pool # 781328, 7.00%, 9/15/2031	507		597
Pool # 569568, 6.50%, 1/15/2032	426		496
Pool # 591882, 6.50%, 7/15/2032	19		21
Pool # 607645, 6.50%, 2/15/2033	72		82
Pool # 607724, 7.00%, 2/15/2033	46		53
Pool # 783123, 5.50%, 4/15/2033	1,875		2,201
Pool # 604209, 6.50%, 4/15/2033	49		56
Pool # 614546, 5.50%, 6/15/2033	19		21
Pool # 781614, 7.00%, 6/15/2033	126		154
Pool # 781689, 5.50%, 12/15/2033	79		92
Pool # 632415, 5.50%, 7/15/2034	25		27
Pool # 574710, 5.50%, 9/15/2034	71		79
Pool # 782615, 7.00%, 6/15/2035	1,287		1,522
Pool # 782025, 6.50%, 12/15/2035	461		545
Pool # 617486, 7.00%, 4/15/2037	114		128
Pool # 782212, 7.50%, 10/15/2037	260		307
Pool # BI6868, 5.00%, 3/15/2049	4,452		5,063
Pool # BM1726, 5.00%, 3/15/2049	6,178		7,023
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	1		2
Pool # 1989, 8.50%, 4/20/2025	8		9
Pool # 2006, 8.50%, 5/20/2025	18		19
Pool # 2141, 8.00%, 12/20/2025	3		3
Pool # 2234, 8.00%, 6/20/2026	7		8
Pool # 2270, 8.00%, 8/20/2026	6		7
Pool # 2285, 8.00%, 9/20/2026	7		8
Pool # 2324, 8.00%, 11/20/2026	6		6
Pool # 2499, 8.00%, 10/20/2027	13		15
Pool # 2512, 8.00%, 11/20/2027	14		15
Pool # 2525, 8.00%, 12/20/2027	7		8

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 2549, 7.50%, 2/20/2028	8	9
Pool # 2562, 6.00%, 3/20/2028	38	44
Pool # 2606, 8.00%, 6/20/2028	4	4
Pool # 2633, 8.00%, 8/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	24	28
Pool # 2647, 8.00%, 9/20/2028	2	2
Pool # 2781, 6.50%, 7/20/2029	445	512
Pool # 4224, 7.00%, 8/20/2038	142	164
Pool # 4245, 6.00%, 9/20/2038	3,017	3,482
Pool # 783389, 6.00%, 8/20/2039	1,401	1,607
Pool # 783444, 5.50%, 9/20/2039	836	967
Pool # 783967, 4.25%, 12/20/2044	5,939	6,468
Pool # AK8791, 3.75%, 7/20/2045	1,994	2,225
Pool # BD0481, 4.00%, 12/20/2047	2,965	3,173
Pool # BD0484, 4.50%, 12/20/2047	16,498	17,842
Pool # BE0207, 4.50%, 2/20/2048	6,087	6,684
Pool # BE0208, 4.50%, 2/20/2048	8,602	9,363
Pool # BE5169, 4.50%, 2/20/2048	13,743	14,982
Pool # BF2333, 5.50%, 3/20/2048	514	582
Pool # BA7567, 4.50%, 5/20/2048	6,062	6,544
Pool # BG6360, 5.00%, 5/20/2048	13,003	14,731
Pool # BF2574, 5.50%, 5/20/2048	527	589
Pool # BI0728, 5.00%, 7/20/2048	10,967	12,490
Pool # BD0551, 4.50%, 8/20/2048	6,082	6,624
Pool # BI5288, 5.00%, 8/20/2048	14,371	16,288
Pool # BI5289, 5.00%, 8/20/2048	22,347	25,237
Pool # AY2411, 4.25%, 9/20/2048	4,561	5,144
Pool # 784598, 5.00%, 9/20/2048	20,674	23,352
Pool # 784626, 4.50%, 10/20/2048	6,906	7,461
Pool # BK2586, 5.00%, 11/20/2048	8,400	9,315
Pool # BJ7082, 5.00%, 12/20/2048	1,008	1,134
Pool # BJ7085, 5.00%, 12/20/2048	5,250	5,875
Pool # BK7169, 5.00%, 12/20/2048	21,538	23,906
Pool # BK8878, 4.50%, 2/20/2049	5,090	5,499
Pool # BK7189, 5.00%, 2/20/2049	19,047	21,171
Pool # BJ9972, 5.50%, 2/20/2049	3,665	4,118
Pool # BK7198, 4.50%, 3/20/2049	9,503	10,279
Pool # BK7199, 5.00%, 3/20/2049	4,865	5,418
Pool # BL8042, 5.00%, 3/20/2049	12,072	13,684
Pool # BL9333, 5.00%, 3/20/2049	5,772	6,523
Pool # BG0079, 5.50%, 3/20/2049	4,309	4,841
Pool # BI6888, 5.50%, 3/20/2049	1,259	1,415
Pool # BL6756, 5.50%, 3/20/2049	1,138	1,283
Pool # BJ1322, 5.00%, 4/20/2049	7,383	8,358
Pool # BJ9622, 5.00%, 4/20/2049	4,967	5,544
Pool # BK7209, 5.00%, 4/20/2049	22,692	25,274
Pool # BL6758, 5.50%, 4/20/2049	5,500	6,171
Pool # BM9664, 4.50%, 5/20/2049	24,150	26,509
Pool # BM2188, 5.00%, 6/20/2049	569	623
Pool # BM9683, 5.00%, 6/20/2049	46,920	52,312
Pool # BO2880, 5.00%, 6/20/2049	1,163	1,280
Pool # BN3950, 5.50%, 6/20/2049	8,374	9,396
Pool # BN2629, 4.00%, 7/20/2049	21,536	23,373
Pool # BI0926, 5.00%, 7/20/2049	1,762	1,979
Pool # BI0927, 5.00%, 7/20/2049	1,357	1,494
Pool # BM2186, 5.00%, 7/20/2049	1,539	1,730
Pool # BM2187, 5.00%, 7/20/2049	956	1,069
Pool # BO2871, 5.00%, 7/20/2049	711	784

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BO2872, 5.00%, 7/20/2049	2,113	2,350
Pool # BO2878, 5.00%, 7/20/2049	1,290	1,451
Pool # BO2879, 5.00%, 7/20/2049	1,643	1,827
Pool # BO3162, 5.00%, 7/20/2049	76,129	86,970
Pool # BO3173, 5.00%, 7/20/2049	1,642	1,836
Pool # BO3174, 5.00%, 7/20/2049	1,313	1,442
Pool # BO3175, 5.00%, 7/20/2049	1,213	1,366
Pool # BO8226, 5.00%, 7/20/2049	1,331	1,501
Pool # BO8229, 5.00%, 7/20/2049	22,553	25,365
Pool # BO8235, 5.00%, 7/20/2049	1,878	2,091
Pool # BO8236, 5.00%, 7/20/2049	2,438	2,683
Pool # BP4243, 5.00%, 8/20/2049	18,368	20,548
Pool # BN2649, 3.50%, 9/20/2049	5,832	6,327
Pool # BM9713, 4.50%, 9/20/2049	7,244	7,846
Pool # BP4337, 4.50%, 9/20/2049	25,421	28,120
Pool # BQ3224, 4.50%, 9/20/2049	21,095	23,401
Pool # 784810, 5.00%, 9/20/2049	24,946	28,520
Pool # BM9734, 4.00%, 10/20/2049	11,509	12,392
Pool # 784847, 4.50%, 11/20/2049	39,937	43,873
Pool # BQ8694, 4.50%, 11/20/2049	1,218	1,345
Pool # BQ8696, 4.50%, 11/20/2049	1,268	1,408
Pool # BR2686, 4.50%, 11/20/2049	3,520	3,884
Pool # BR2687, 4.50%, 11/20/2049	6,469	7,173
Pool # BR2688, 4.50%, 11/20/2049	3,958	4,372
Pool # BR2689, 4.50%, 11/20/2049	5,428	6,015
Pool # BR2739, 4.50%, 11/20/2049	3,391	3,761
Pool # BR2756, 4.50%, 11/20/2049	2,788	3,091
Pool # BR2757, 4.50%, 11/20/2049	2,683	2,963
Pool # BR3820, 4.50%, 11/20/2049	1,021	1,138
Pool # BR3821, 4.50%, 11/20/2049	1,922	2,116
Pool # BS0953, 4.50%, 11/20/2049	2,398	2,660
Pool # BQ4131, 3.50%, 12/20/2049	20,102	21,512
Pool # BI0940, 4.50%, 12/20/2049	988	1,097
Pool # BQ3796, 4.50%, 12/20/2049	4,616	5,143
Pool # BR2730, 4.50%, 12/20/2049	1,221	1,346
Pool # BR2731, 4.50%, 12/20/2049	1,464	1,625
Pool # BR2732, 4.50%, 12/20/2049	2,215	2,456
Pool # BR2755, 4.50%, 12/20/2049	1,649	1,819
Pool # BR3822, 4.50%, 12/20/2049	1,838	2,018
Pool # BR3823, 4.50%, 12/20/2049	2,541	2,811
Pool # BR3824, 4.50%, 12/20/2049	4,687	5,198
Pool # BS0951, 4.50%, 12/20/2049	2,466	2,742
Pool # BS0952, 4.50%, 12/20/2049	1,898	2,108
Pool # BQ4132, 3.50%, 1/20/2050	7,534	8,177
Pool # BQ4133, 3.50%, 1/20/2050	7,633	8,425
Pool # BR1548, 3.50%, 1/20/2050	5,115	5,404
Pool # BS8380, 4.50%, 2/20/2050	9,001	10,057
Pool # BP8085, 3.00%, 3/20/2050	6,574	6,868
Pool # BR3892, 4.00%, 3/20/2050	18,706	20,867
Pool # BT8094, 4.00%, 4/20/2050	1,271	1,422
Pool # BT8095, 4.00%, 4/20/2050	7,012	7,770
Pool # BT8096, 4.00%, 4/20/2050	9,556	10,499
Pool # BT8097, 4.00%, 4/20/2050	10,835	11,879
Pool # BT8098, 4.00%, 4/20/2050	12,710	13,908
Pool # BT8099, 4.00%, 4/20/2050	12,970	14,074
Pool # BW7042, 3.50%, 9/20/2050	26,397	29,145
Pool # MA7052, Class 360, 2.50%, 12/20/2050	30,300	31,967

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	632	677
Pool # 4285, 6.00%, 11/20/2038	16	17
Pool # AD0862, 3.75%, 1/20/2039	1,358	1,452
Pool # AC0973, 4.08%, 5/20/2063 (h)	407	411
Pool # 784879, 4.12%, 11/20/2069 (h)	30,299	34,712
Pool # 785137, 3.08%, 8/20/2070 (h)	22,037	24,352
Pool # 785183, 2.93%, 10/20/2070 (h)	45,950	50,358

TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,016,132)		6,300,889

ASSET-BACKED SECURITIES — 9.9%
ABFC Trust Series 2005-AQ1, Class A4, 5.01%, 1/25/2034 ‡ (d)	752	761
Academic Loan Funding Trust Series 2013-1A, Class A, 0.95%, 12/26/2044 (a) (h)	2,250	2,230
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	9,452	9,493
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (a)	10,603	11,061
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	9,506	8,985
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	4,220	4,013
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	7,722	7,415
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	7,442	6,327
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	441	438
Series 2014-1, Class A, 3.70%, 10/1/2026	284	241
Series 2016-3, Class AA, 3.00%, 10/15/2028	17,835	17,210
Series 2017-1, Class AA, 3.65%, 2/15/2029	4,351	4,255
Series 2019-1, Class AA, 3.15%, 2/15/2032	12,080	11,464
American Credit Acceptance Receivables Trust
Series 2020-2, Class B, 2.48%, 9/13/2024 (a)	1,125	1,150
Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	2,030	2,155
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	16,389	17,467
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	7,420	8,156
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	11,195	11,988
Series 2014-SFR2, Class B, 4.29%, 10/17/2036 ‡ (a)	2,400	2,576
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (a)	8,100	8,854
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (a)	7,300	8,113
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	8,928	9,545
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (a)	3,750	4,070
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	16,970	19,047
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (a)	1,415	1,595
American Tower Trust #1 3.07%, 3/15/2023 (a)	6,220	6,348
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D, 3.42%, 4/18/2023	13,550	13,938
Series 2017-4, Class C, 2.60%, 9/18/2023	18,856	19,213
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	40,100	40,841
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (a)	2,949	3,017
Series 2020-SFR2, Class D, 3.28%, 7/17/2037 ‡ (a)	15,495	16,083
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 ‡ (a)	12,912	13,532
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (a)	9,600	9,615
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (a)	20,000	19,991
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 ‡ (a)	19,000	19,027
Series 2019-SFR1, Class E, 3.47%, 1/19/2039 ‡ (a)	7,800	7,873
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	9,641	9,930
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	19,328	19,809
Series 2020-AA, Class B, 2.79%, 7/17/2046 ‡ (a)	2,750	2,799
Arivo Acceptance Auto Loan Receivables Trust Series 2019-1, Class A, 2.99%, 7/15/2024 (a)	16,452	16,648

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	24,040	24,696
BMW Vehicle Owner Trust Series 2018-A, Class A3, 2.35%, 4/25/2022	5,557	5,575
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	7,842	7,983
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	12,544	11,292
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	9,482	9,095
Business Jet Securities LLC
Series 2018-2, Class A, 4.45%, 6/15/2033 (a)	28,357	28,765
Series 2018-2, Class B, 5.44%, 6/15/2033 (a)	6,714	6,826
Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	39,467	40,303
Series 2019-1, Class B, 5.19%, 7/15/2034 ‡ (a)	2,392	2,405
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	25,138	25,448
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	39,329	39,242
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	42,471	42,471
Carnow Auto Receivables Trust Series 2018-1A, Class C, 5.21%, 9/15/2023 (a)	14,000	13,926
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a) (j)	12,360	12,353
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	5,749	6,028
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	5,999	6,300
Carvana Auto Receivables Trust Series 2019-4A, Class C, 2.72%, 1/15/2025 (a)	11,000	11,280
Chase Funding Trust
Series 2003-4, Class 1A5, 5.08%, 5/25/2033 ‡ (d)	963	1,004
Series 2003-6, Class 1A5, 5.00%, 11/25/2034 ‡ (d)	1,191	1,251
Series 2003-6, Class 1A7, 5.00%, 11/25/2034 ‡ (d)	2,031	2,136
CIG Auto Receivables Trust Series 2019-1A, Class C, 3.82%, 8/15/2024 (a)	3,000	3,077
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,385
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	2,024	2,021
COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 2.80%, 6/25/2040 ‡ (a) (h)	4,737	396
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (a)	5,250	5,628
Series 2019-2, Class C, 3.68%, 6/15/2052 ‡ (a)	5,526	6,001
Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	37,539	39,523
CPS Auto Receivables Trust
Series 2015-B, Class C, 4.20%, 5/17/2021 (a)	486	487
Series 2015-C, Class D, 4.63%, 8/16/2021 (a)	432	433
Series 2017-D, Class C, 3.01%, 10/17/2022 (a)	1,675	1,680
Series 2018-A, Class C, 3.05%, 12/15/2023 (a)	968	973
CPS Auto Trust Series 2017-A, Class D, 4.61%, 12/15/2022 (a)	2,823	2,864
Credit Acceptance Auto Loan Trust
Series 2018-1A, Class A, 3.01%, 2/16/2027 (a)	2,556	2,561
Series 2018-3A, Class B, 3.89%, 10/15/2027 (a)	18,903	19,348
Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	25,115	25,633
Series 2020-3A, Class C, 2.28%, 2/15/2030 (a)	12,000	12,058
Crown Castle Towers LLC 4.24%, 7/15/2028 (a)	10,000	11,331
Currency Capital Funding Trust
Series 2018-1A, Class A, 4.41%, 3/17/2026 ‡ (a) (h)	70,000	67,900
Series 2018-1A, Class A2, 4.41%, 3/17/2026 ‡ (a) (h)	1,932	1,874
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 0.90%, 3/25/2034 ‡ (h)	145	144
Series 2004-1, Class M2, 0.98%, 3/25/2034 ‡ (h)	54	54
Series 2004-1, Class 3A, 0.71%, 4/25/2034 ‡ (h)	220	196
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 1.05%, 10/25/2034 (h)	82	77
Diamond Resorts Owner Trust
Series 2017-1A, Class A, 3.27%, 10/22/2029 (a)	6,199	6,313
Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (a)	2,181	2,195
Drive Auto Receivables Trust
Series 2017-BA, Class D, 3.72%, 10/17/2022 (a)	1,862	1,867
Series 2017-1, Class D, 3.84%, 3/15/2023	11,071	11,216

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-2, Class B, 3.17%, 11/15/2023	8,116	8,180
Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	33,545	34,031
Series 2016-CA, Class D, 4.18%, 3/15/2024 (a)	11,890	12,049
Series 2018-2, Class C, 3.63%, 8/15/2024	2,033	2,037
Series 2018-3, Class D, 4.30%, 9/16/2024	31,281	32,422
Series 2019-4, Class C, 2.51%, 11/17/2025	16,130	16,459
Series 2019-1, Class D, 4.09%, 6/15/2026	15,350	16,076
Series 2019-2, Class D, 3.69%, 8/17/2026	14,220	14,936
Series 2019-4, Class D, 2.70%, 2/16/2027	12,550	12,944
DT Auto Owner Trust
Series 2019-2A, Class B, 2.99%, 4/17/2023 (a)	15,165	15,324
Series 2017-3A, Class D, 3.58%, 5/15/2023 (a)	3,659	3,681
Series 2017-4A, Class D, 3.47%, 7/17/2023 (a)	5,214	5,235
Series 2018-1A, Class C, 3.47%, 12/15/2023 (a)	67	67
Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	14,372	14,566
Series 2018-2A, Class D, 4.15%, 3/15/2024 (a)	18,000	18,515
Series 2019-1A, Class D, 3.87%, 11/15/2024 (a)	9,800	10,175
Series 2020-3A, Class C, 1.47%, 6/15/2026 (a)	6,815	6,854
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.96%, 3/25/2030 (a)	3,755	3,773
Series 2017-A, Class C, 3.31%, 3/25/2030 (a)	2,535	2,510
Exeter Automobile Receivables Trust
Series 2016-3A, Class C, 4.22%, 6/15/2022 (a)	1,244	1,251
Series 2018-1A, Class C, 3.03%, 1/17/2023 (a)	4,152	4,169
Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	9,251	9,425
Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	33,155	33,830
Series 2019-1A, Class C, 3.82%, 12/16/2024 (a)	8,170	8,320
Series 2019-1A, Class D, 4.13%, 12/16/2024 (a)	7,600	7,925
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	18,525	19,095
Series 2020-1A, Class D, 2.73%, 12/15/2025 (a)	22,035	22,882
First Investors Auto Owner Trust Series 2017-1A, Class C, 2.95%, 4/17/2023 (a)	5,333	5,366
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 9/17/2025 ‡ (a)	6,450	6,441
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 ‡ (a)	11,250	11,285
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 ‡ (a)	57,000	56,823
Flagship Credit Auto Trust
Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	12,685	12,860
Series 2018-2, Class A, 2.97%, 10/17/2022 (a)	1,725	1,729
Series 2017-R, 6.05%, 10/18/2023	7,537	7,387
Series 2019-2, Class B, 2.92%, 4/15/2025 (a)	21,324	21,835
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	86,529	95,036
Foundation Finance Trust
Series 2019-1A, Class A, 3.86%, 11/15/2034 (a)	18,216	18,851
Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (a)	18,930	19,237
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	51,773	53,595
FREED ABS Trust
Series 2018-1, Class B, 4.56%, 7/18/2024 (a)	5,695	5,705
Series 2018-2, Class A, 3.99%, 10/20/2025 (a)	724	726
Series 2019-2, Class A, 2.62%, 11/18/2026 (a)	11,741	11,812
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (h)	133	119
Genesis Sales Finance Master Trust Series 2019-AA, Class A, 4.68%, 8/20/2023 (a)	26,600	26,798
GLS Auto Receivables Issuer Trust Series 2019-1A, Class A, 3.37%, 1/17/2023 (a)	2,260	2,271
GLS Auto Receivables Trust
Series 2016-1A, Class C, 6.90%, 10/15/2021 (a)	14	14
Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	183	183
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	1,267	1,279
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	3,386	3,342
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (a)	33,923	34,784

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 (a)	15,089	15,656
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	4,337	4,575
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	20,010	20,868
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (a)	8,697	8,262
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	16,605	17,390
Series 2018-1A, Class A2, 4.67%, 9/20/2048 (a)	21,429	22,960
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	2,712	2,737
3.75%, 9/21/2044 ‡	7,961	7,454
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	3,034	3,097
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	6,534	6,686
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (a)	1,894	1,981
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (a)	3,947	4,170
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	13,264	14,248
HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (a)	538	511
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (a)	6,794	6,831
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.29%, 2/25/2024 (a)	6,106	6,110
Hilton Grand Vacations Trust
Series 2017-AA, Class A, 2.66%, 12/26/2028 (a)	1,873	1,915
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	14,484	15,078
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 0.35%, 3/25/2036 ‡ (h)	142	141
Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	4,357	4,390
Kabbage Funding LLC Series 2019-1, Class C, 4.61%, 3/15/2024 ‡ (a)	34,000	33,993
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.91%, 9/25/2026 ‡ (a) (h)	635	6
Series 2014-1, Class A, IO, 1.33%, 10/25/2032 ‡ (a) (h)	15,932	544
Series 2012-4, Class A, IO, 0.82%, 9/25/2037 ‡ (a) (h)	35,625	890
Series 2012-2, Class A, IO, 0.54%, 8/25/2038 ‡ (a) (h)	19,320	402
Series 2013-2, Class A, IO, 1.52%, 3/25/2039 ‡ (a) (h)	17,348	710
Series 2012-6, Class A, IO, 0.51%, 5/25/2039 ‡ (a) (h)	16,969	249
Series 2014-2, Class A, IO, 2.20%, 4/25/2040 ‡ (a) (h)	4,748	400
Series 2015-2, Class A, IO, 2.87%, 7/25/2041 ‡ (a) (h)	4,128	483
Lending Point Asset Securitization Trust Series 2020-1, Class A, 2.51%, 2/10/2026 (a)	5,604	5,609
LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 ‡ (a)	32,938	33,187
Lendingpoint Funding Trust Series 2018-1, Class A2, 4.14%, 11/15/2024 ‡ (a) (h)	12,429	12,414
Lendmark Funding Trust
Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	17,859	18,342
Series 2019-2A, Class B, 3.22%, 4/20/2028 ‡ (a)	6,150	6,219
LL ABS Trust Series 2019-1A, Class A, 2.87%, 3/15/2027 (a)	3,948	3,968
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 0.90%, 2/25/2034 ‡ (h)	1,132	1,107
Series 2004-3, Class M1, 1.01%, 7/25/2034 ‡ (h)	290	285
LP LMS Asset Securitization Trust
Series 2019-1A, Class A, 4.21%, 11/10/2025 (a)	13,124	13,293
Series 2020-1A, Class A, 3.97%, 2/10/2026 (a)	22,746	23,146
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	19,958	20,130
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	7,394	7,457
Mariner Finance Issuance Trust Series 2019-AA, Class A, 2.96%, 7/20/2032 (a)	33,360	34,109
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	5,329	5,730
Mid-State Capital Trust
Series 2010-1, Class A, 3.50%, 12/15/2045 (a)	1,008	1,027
Series 2010-1, Class M, 5.25%, 12/15/2045 ‡ (a)	1,814	1,872
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	13,373	13,873

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Nationstar HECM Loan Trust Series 2020-1A, Class A1, 1.27%, 9/25/2030 (a) (h)	15,082	15,086
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.01%, 11/25/2033 ‡ (d)	1,182	1,223
NMEF Funding LLC
Series 2019-A, Class A, 2.73%, 8/17/2026 (a)	14,990	15,066
Series 2019-A, Class B, 3.06%, 8/17/2026 ‡ (a)	11,000	11,165
Octane Receivables Trust Series 2019-1A, Class A, 3.16%, 9/20/2023 (a)	17,721	17,953
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030	3,266	3,394
Series 2018, Class B, 4.61%, 2/9/2030 ‡	1,020	1,035
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	25,537	26,134
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (a)	35,735	35,748
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	45,920	46,406
Orange Lake Timeshare Trust Series 2019-A, Class B, 3.36%, 4/9/2038 ‡ (a)	10,286	10,509
Pretium Mortgage Credit Partners I LLC
Series 2020-NPL1, Class A1, 2.86%, 5/27/2059 (a) (d)	33,050	33,156
Series 2020-CFL1, Class A1, 3.10%, 2/27/2060 (a) (d)	55,524	55,579
Series 2020-NPL2, Class A1, 3.72%, 2/27/2060 (a) (d)	26,046	26,063
Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 (a) (d)	36,000	36,007
Progress Residential Trust
Series 2017-SFR1, Class E, 4.26%, 8/17/2034 (a)	6,500	6,616
Series 2018-SFR1, Class E, 4.38%, 3/17/2035 ‡ (a)	12,400	12,451
Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	27,455	28,149
Prosper Marketplace Issuance Trust Series 2019-3A, Class A, 3.19%, 7/15/2025 (a)	3,212	3,226
PRPM LLC Series 2020-1A, Class A1, 2.98%, 2/25/2025 ‡ (a) (d)	13,414	13,433
Purchasing Power Funding LLC Series 2018-A, Class C, 3.78%, 8/15/2022 ‡ (a)	4,216	4,210
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 2.75%, 12/27/2044 (a) (h)	20,894	19,846
Regional Management Issuance Trust
Series 2019-1, Class A, 3.05%, 11/15/2028 (a)	21,818	22,129
Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	16,100	16,177
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (d)	96	36
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	5,560	5,768
RFLF 1 Issuer LLC Series 2018-1A, Class A, 5.25%, 6/12/2022 ‡ (a)	45,000	45,000
Santander Drive Auto Receivables Trust
Series 2018-1, Class D, 3.32%, 3/15/2024	32,463	33,258
Series 2019-2, Class C, 2.90%, 10/15/2024	17,830	18,283
Series 2019-1, Class C, 3.42%, 4/15/2025	16,565	16,897
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.11%, 1/25/2036 ‡ (d)	477	471
Sierra Timeshare Receivables Funding LLC Series 2020-2A, Class C, 3.51%, 7/20/2037 ‡ (a)	7,889	8,130
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	3,769	3,594
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (a)	1,197	1,220
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-6XS, Class A5A, 6.03%, 3/25/2034 ‡ (d)	523	532
Series 2004-6XS, Class A5B, 6.05%, 3/25/2034 ‡ (d)	418	425
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032 ‡	145	140
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	393	382
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	47,475	48,919
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	34,000	34,826
Tricolor Auto Securitization Trust
Series 2018-1A, Class A, 5.05%, 12/15/2020 (a)	404	405
Series 2020-1A, Class A, 4.88%, 11/15/2026 (a)	70,869	70,869
Tricon American Homes Trust
Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (a)	13,530	13,532

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-SFR1, Class D, 3.20%, 3/17/2038 ‡ (a)	4,641	4,820
Series 2019-SFR1, Class E, 3.40%, 3/17/2038 ‡ (a)	11,000	11,339
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	964	949
Series 2016-1, Class B, 3.65%, 1/7/2026	793	676
Series 2018-1, Class B, 4.60%, 3/1/2026	3,493	3,085
Series 2014-1, Class A, 4.00%, 4/11/2026	5,466	5,431
Series 2019-2, Class B, 3.50%, 5/1/2028	11,630	9,907
Series 2016-1, Class AA, 3.10%, 7/7/2028	2,441	2,399
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,515	1,478
Series 2018-1, Class AA, 3.50%, 3/1/2030	14,896	14,320
Series 2019-1, Class AA, 4.15%, 8/25/2031	14,566	14,476
Series 2019-1, Class A, 4.55%, 8/25/2031	13,169	11,929
Series 2019-2, Class AA, 2.70%, 5/1/2032	7,390	6,970
US Auto Funding LLC
Series 2019-1A, Class A, 3.61%, 4/15/2022 (a)	4,293	4,305
Series 2019-1A, Class B, 3.99%, 12/15/2022 (a)	2,620	2,658
Series 2018-1A, Class A, 5.50%, 7/15/2023 (a)	8,229	8,442
USASF Receivables LLC Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	20,000	20,476
VCAT LLC Series 2020-NPL1, Class A1, 3.67%, 8/25/2050 ‡ (a) (d)	5,321	5,376
Vericrest Opportunity Loan Trust
Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049 (a) (d)	15,817	15,849
Series 2019-NPL8, Class A1A, 3.28%, 11/25/2049 ‡ (a) (d)	23,585	23,639
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (a) (d)	35,498	35,535
Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (a) (d)	23,380	23,128
Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050 ‡ (a) (d)	31,928	32,095
Verizon Owner Trust Series 2017-3A, Class A1A, 2.06%, 4/20/2022 (a)	122	122
VMD-WL1 4.71%, 1/31/2021	30,911	30,757
VOLT LXXX LLC
Series 2019-NPL6, Class A1A, 3.23%, 10/25/2049 ‡ (a) (d)	7,688	7,696
Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 ‡ (a) (d)	29,200	28,879
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049 ‡ (a) (d)	7,947	7,963
VOLT LXXXIV LLC Series 2019-NP10, Class A1A, 3.43%, 12/27/2049 ‡ (a) (d)	27,696	27,768
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (a) (d)	24,125	24,185
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 ‡ (a) (d)	47,692	47,701
VOLT LXXXVIII LLC Series 2020-NPL4, Class A1, 2.98%, 3/25/2050 ‡ (a) (d)	21,241	21,223
VOLT XCI LLC Series 2020-NPL7, Class A1, 3.10%, 11/25/2050 (a) (d)	71,209	71,211
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (a)	8,291	8,515
Westgate Resorts LLC
Series 2017-1A, Class A, 3.05%, 12/20/2030 (a)	3,624	3,640
Series 2020-1A, Class B, 3.96%, 3/20/2034 ‡ (a)	40,766	42,147
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	34,790	35,936
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	10,410	10,566

TOTAL ASSET-BACKED SECURITIES (Cost $3,409,295)		3,452,640

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.5%
ACC 0.00%, 1/15/2021 ‡	33,654	33,654
Acre 6.25%, 12/22/2021 ‡	42,290	41,867

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	3,922	3,970
Series 2005-1CB, Class 1A6, IF, IO, 6.95%, 3/25/2035 ‡ (h)	1,141	186
Series 2005-22T1, Class A2, IF, IO, 4.92%, 6/25/2035 ‡ (h)	4,626	796
Series 2005-20CB, Class 3A8, IF, IO, 4.60%, 7/25/2035 ‡ (h)	4,017	590
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,635	1,619
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	59	39
Series 2005-37T1, Class A2, IF, IO, 4.90%, 9/25/2035 ‡ (h)	15,897	2,644
Series 2005-54CB, Class 1A2, IF, IO, 4.70%, 11/25/2035 ‡ (h)	5,940	980
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,503	1,435
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	21	21
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	650	642
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (h)	18	19
Antler Mortgage Trust
Series 2019-RTL1, Class A1, 4.46%, 6/27/2022 (a)	13,572	13,609
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (a)	12,937	12,962
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a)	1,243	1,173
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	8	6
Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	238	240
Series 2005-9, Class CBIO, IO, 5.50%, 10/25/2035 ‡	772	120
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	184	147
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	234	253
Series 2004-C, Class 1A1, 3.23%, 12/20/2034 (h)	291	294
Series 2005-E, Class 4A1, 3.11%, 3/20/2035 (h)	38	39
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	187	182
Series 2005-7, Class 30, PO, 11/25/2035 ‡	162	151
Series 2005-8, Class 30, PO, 1/25/2036 ‡	75	56
Series 2006-1, Class X, PO, 1/25/2036 ‡	93	68
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 4.00%, 4/25/2033 (h)	97	96
BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (h)	115	116
Bear Stearns ARM Trust
Series 2003-2, Class A5, 3.57%, 1/25/2033 (a) (h)	833	839
Series 2003-7, Class 3A, 2.65%, 10/25/2033 (h)	48	46
Series 2004-2, Class 14A, 3.65%, 5/25/2034 (h)	363	352
Series 2006-1, Class A1, 2.37%, 2/25/2036 (h)	1,010	1,031
Cascade Funding Mortgage Trust Series 2018-RM1, Class A1, 4.58%, 6/25/2048 (a) (d)	11,242	11,282
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033 ‡	70	64
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034 ‡	37	33
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 3.00%, 6/25/2035 (h)	340	341
Series 2007-A2, Class 1A1, 3.50%, 6/25/2035 (h)	173	167
Series 2007-A1, Class 2A1, 3.16%, 2/25/2037 (h)	400	401
Series 2007-A1, Class 1A3, 3.26%, 2/25/2037 (h)	239	239
Series 2007-A1, Class 7A1, 3.38%, 2/25/2037 (h)	68	68
Series 2007-A1, Class 9A1, 3.71%, 2/25/2037 (h)	239	237
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	13	14
Series 2002-18, PO, 11/25/2032 ‡	54	49
Series 2004-3, Class A26, 5.50%, 4/25/2034	201	205
Series 2004-3, Class A4, 5.75%, 4/25/2034	136	139
Series 2004-HYB1, Class 2A, 3.00%, 5/20/2034 (h)	76	76
Series 2004-HYB3, Class 2A, 3.00%, 6/20/2034 (h)	492	489
Series 2004-7, Class 2A1, 3.58%, 6/25/2034 (h)	52	54
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	877	907
Series 2004-HYB6, Class A3, 2.74%, 11/20/2034 (h)	274	279

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2005-14, Class A2, 5.50%, 7/25/2035	170		145
Series 2005-16, Class A23, 5.50%, 9/25/2035	66		59
Series 2005-22, Class 2A1, 2.71%, 11/25/2035 (h)	1,147		1,081
Citicorp Mortgage Securities Trust
Series 2006-1, Class 2A1, 5.00%, 2/25/2021	12		12
Series 2006-4, Class 1A2, 6.00%, 8/25/2036	348		357
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033 ‡	1		1
Series 2003-HYB1, Class A, 2.60%, 9/25/2033 (h)	408		415
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 2.80%, 9/25/2033 (a) (h)	1,161		1,165
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (h)	3,365		3,541
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033 ‡	34		31
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	24		24
Series 2003-1, Class 2, PO, 10/25/2033 ‡	7		6
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	18		18
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	105		108
Series 2004-UST1, Class A6, 2.63%, 8/25/2034 (h)	51		49
Series 2005-1, Class 2A1A, 2.50%, 2/25/2035 (h)	180		162
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	803		832
Series 2005-5, Class 1A2, 2.96%, 8/25/2035 (h)	517		411
Conix Mortgage Asset Trust Series 2013-1, Class A, 0.00%, 12/25/2047 ‡ (h) (k)	8,628		136
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	82		75
Series 2003-1, Class DB1, 6.72%, 2/25/2033 (h)	557		567
Series 2003-AR15, Class 3A1, 3.38%, 6/25/2033 (h)	198		199
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	336		347
Series 2003-23, Class 1P, PO, 10/25/2033 ‡	308		260
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A3, 5.25%, 11/25/2033	163		166
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	189		193
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	251		261
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	651		680
Series 2005-9, Class AP, PO, 10/25/2035 ‡	115		95
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	1,427		17
Series 2005-10, Class AP, PO, 11/25/2035 ‡	61		42
CSMA SFR Holdings II 0.00%, 7/25/2023 ‡	47,489		47,441
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (a)	5,349		7,076
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 4.92%, 2/25/2020 (h)	93		92
Series 2005-3, Class 1A1, 4.27%, 6/25/2020 (h)	141		141
FHLMC - GNMA
Series 8, Class ZA, 7.00%, 3/25/2023	23		24
Series 24, Class ZE, 6.25%, 11/25/2023	24		26
Series 29, Class L, 7.50%, 4/25/2024	170		182
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	2,208		2,632
Series R007, Class ZA, 6.00%, 5/15/2036	2,917		3,465
FHLMC, REMIC
Series 1065, Class J, 9.00%, 4/15/2021	—	(i)	—	(i)
Series 1084, Class F, 1.09%, 5/15/2021 (h)	—	(i)	—	(i)
Series 1084, Class S, HB, IF, 44.59%, 5/15/2021 (h)	—	(i)	—	(i)
Series 1144, Class KB, 8.50%, 9/15/2021	2		2
Series 3688, Class CU, 6.84%, 11/15/2021 (h)	22		23
Series 1206, Class IA, 7.00%, 3/15/2022	1		1
Series 1250, Class J, 7.00%, 5/15/2022	2		2
Series 1343, Class LB, 7.50%, 8/15/2022	3		3
Series 1343, Class LA, 8.00%, 8/15/2022	7		7
Series 1370, Class JA, 1.29%, 9/15/2022 (h)	5		5
Series 2512, Class PG, 5.50%, 10/15/2022	134		139
Series 1455, Class WB, IF, 4.60%, 12/15/2022 (h)	6		6
Series 2535, Class BK, 5.50%, 12/15/2022	40		41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1470, Class F, 1.53%, 2/15/2023 (h)	1	1
Series 1466, Class PZ, 7.50%, 2/15/2023	50	52
Series 2586, Class HD, 5.50%, 3/15/2023	522	545
Series 1498, Class I, 1.29%, 4/15/2023 (h)	34	34
Series 2595, Class HC, 5.50%, 4/15/2023	612	640
Series 1502, Class PX, 7.00%, 4/15/2023	54	57
Series 1491, Class I, 7.50%, 4/15/2023	10	11
Series 1798, Class F, 5.00%, 5/15/2023	53	54
Series 1505, Class Q, 7.00%, 5/15/2023	6	6
Series 1518, Class G, IF, 8.80%, 5/15/2023 (h)	23	25
Series 2033, Class J, 5.60%, 6/15/2023	103	107
Series 1541, Class O, 0.00%, 7/15/2023 (h)	24	24
Series 2638, Class DS, IF, 8.46%, 7/15/2023 (h)	37	39
Series 1541, Class M, HB, IF, 25.39%, 7/15/2023 (h)	5	6
Series 1570, Class F, 2.02%, 8/15/2023 (h)	1	1
Series 1608, Class L, 6.50%, 9/15/2023	170	181
Series 1573, Class PZ, 7.00%, 9/15/2023	41	44
Series 2571, Class SK, HB, IF, 33.89%, 9/15/2023 (h)	19	25
Series 1591, Class PV, 6.25%, 10/15/2023	24	26
Series 1602, Class SA, HB, IF, 22.27%, 10/15/2023 (h)	20	24
Series 2709, Class PG, 5.00%, 11/15/2023	767	802
Series 2710, Class HB, 5.50%, 11/15/2023	158	164
Series 1642, Class PJ, 6.00%, 11/15/2023	68	72
Series 2720, Class PC, 5.00%, 12/15/2023	80	83
Series 1983, Class Z, 6.50%, 12/15/2023	42	45
Series 2283, Class K, 6.50%, 12/15/2023	50	53
Series 1658, Class GZ, 7.00%, 1/15/2024	24	26
Series 1700, Class GA, PO, 2/15/2024	9	9
Series 1865, Class D, PO, 2/15/2024	46	46
Series 1671, Class L, 7.00%, 2/15/2024	13	14
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (h)	17	19
Series 1686, Class SH, IF, 18.90%, 2/15/2024 (h)	3	3
Series 1709, Class FA, 0.00%, 3/15/2024 (h)	2	2
Series 1699, Class FC, 0.75%, 3/15/2024 (h)	4	4
Series 1695, Class EB, 7.00%, 3/15/2024	22	23
Series 1706, Class K, 7.00%, 3/15/2024	128	136
Series 2033, Class SN, HB, IF, 29.08%, 3/15/2024 (h)	14	3
Series 1720, Class PL, 7.50%, 4/15/2024	75	80
Series 2306, Class K, PO, 5/15/2024	20	20
Series 2306, Class SE, IF, IO, 9.77%, 5/15/2024 (h)	48	6
Series 1737, Class L, 6.00%, 6/15/2024	78	83
Series 1745, Class D, 7.50%, 8/15/2024	31	34
Series 3614, Class QB, 4.00%, 12/15/2024	984	1,030
Series 2903, Class Z, 5.00%, 12/15/2024	236	256
Series 2967, Class S, HB, IF, 33.05%, 4/15/2025 (h)	74	96
Series 3684, Class CY, 4.50%, 6/15/2025	3,332	3,528
Series 3022, Class SX, IF, 16.52%, 8/15/2025 (h)	31	38
Series 3051, Class DP, HB, IF, 27.41%, 10/15/2025 (h)	98	137
Series 3793, Class AB, 3.50%, 1/15/2026	3,350	3,521
Series 1829, Class ZB, 6.50%, 3/15/2026	11	12
Series 1863, Class Z, 6.50%, 7/15/2026	86	92
Series 1890, Class H, 7.50%, 9/15/2026	17	19
Series 1899, Class ZE, 8.00%, 9/15/2026	45	52
Series 1927, Class ZA, 6.50%, 1/15/2027	71	80
Series 1927, Class PH, 7.50%, 1/15/2027	115	131
Series 1963, Class Z, 7.50%, 1/15/2027	44	50
Series 1935, Class FL, 0.84%, 2/15/2027 (h)	3	3
Series 1981, Class Z, 6.00%, 5/15/2027	92	100

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1970, Class PG, 7.25%, 7/15/2027	5	6
Series 1987, Class PE, 7.50%, 9/15/2027	40	47
Series 2019, Class Z, 6.50%, 12/15/2027	56	63
Series 2038, Class PN, IO, 7.00%, 3/15/2028	68	10
Series 2040, Class PE, 7.50%, 3/15/2028	201	233
Series 2054, Class PV, 7.50%, 5/15/2028	73	84
Series 2063, Class PG, 6.50%, 6/15/2028	109	123
Series 2064, Class TE, 7.00%, 6/15/2028	14	16
Series 2070, Class C, 6.00%, 7/15/2028	62	70
Series 2075, Class PM, 6.25%, 8/15/2028	229	256
Series 2075, Class PH, 6.50%, 8/15/2028	214	244
Series 2086, Class GB, 6.00%, 9/15/2028	43	48
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	87	9
Series 2095, Class PE, 6.00%, 11/15/2028	187	211
Series 2106, Class ZD, 6.00%, 12/15/2028	367	415
Series 2388, Class FB, 0.74%, 1/15/2029 (h)	88	89
Series 2110, Class PG, 6.00%, 1/15/2029	510	579
Series 2125, Class JZ, 6.00%, 2/15/2029	112	123
Series 2126, Class CB, 6.25%, 2/15/2029	531	592
Series 2132, Class SB, HB, IF, 29.90%, 3/15/2029 (h)	13	22
Series 2141, IO, 7.00%, 4/15/2029	7	1
Series 2169, Class TB, 7.00%, 6/15/2029	449	518
Series 2163, Class PC, IO, 7.50%, 6/15/2029	36	4
Series 2172, Class QC, 7.00%, 7/15/2029	248	290
Series 2176, Class OJ, 7.00%, 8/15/2029	115	134
Series 3800, Class AI, IO, 4.00%, 11/15/2029	236	2
Series 2196, Class TL, 7.50%, 11/15/2029	1	1
Series 2201, Class C, 8.00%, 11/15/2029	93	106
Series 2204, Class GB, 8.00%, 12/20/2029 ‡ (h)	6	6
Series 2208, Class PG, 7.00%, 1/15/2030	225	266
Series 2209, Class TC, 8.00%, 1/15/2030	61	73
Series 2210, Class Z, 8.00%, 1/15/2030	218	263
Series 2224, Class CB, 8.00%, 3/15/2030	52	62
Series 3654, Class DC, 5.00%, 4/15/2030	6,098	7,068
Series 2230, Class Z, 8.00%, 4/15/2030	72	85
Series 2234, Class PZ, 7.50%, 5/15/2030	50	60
Series 2247, Class Z, 7.50%, 8/15/2030	52	61
Series 2256, Class MC, 7.25%, 9/15/2030	126	150
Series 2259, Class ZM, 7.00%, 10/15/2030	163	192
Series 2262, Class Z, 7.50%, 10/15/2030	14	17
Series 2271, Class PC, 7.25%, 12/15/2030	164	195
Series 2296, Class PD, 7.00%, 3/15/2031	97	115
Series 2313, Class LA, 6.50%, 5/15/2031	36	41
Series 2325, Class PM, 7.00%, 6/15/2031	82	97
Series 2359, Class ZB, 8.50%, 6/15/2031	192	235
Series 2333, Class HC, 6.00%, 7/15/2031	78	90
Series 2332, Class ZH, 7.00%, 7/15/2031	194	231
Series 2344, Class ZD, 6.50%, 8/15/2031	1,162	1,351
Series 2344, Class ZJ, 6.50%, 8/15/2031	124	147
Series 2345, Class NE, 6.50%, 8/15/2031	84	99
Series 2351, Class PZ, 6.50%, 8/15/2031	107	122
Series 2367, Class ME, 6.50%, 10/15/2031	113	127
Series 2399, Class OH, 6.50%, 1/15/2032	139	163
Series 2399, Class TH, 6.50%, 1/15/2032	170	201
Series 2418, Class FO, 1.04%, 2/15/2032 (h)	444	449
Series 2410, Class OE, 6.38%, 2/15/2032	106	115
Series 2410, Class NG, 6.50%, 2/15/2032	192	227
Series 2420, Class XK, 6.50%, 2/15/2032	230	271

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2475, Class S, IF, IO, 7.86%, 2/15/2032 (h)	467	94
Series 2410, Class QX, IF, IO, 8.51%, 2/15/2032 (h)	99	21
Series 2412, Class SP, IF, 15.82%, 2/15/2032 (h)	263	345
Series 2410, Class QS, IF, 19.13%, 2/15/2032 (h)	240	364
Series 2423, Class TB, 6.50%, 3/15/2032	313	354
Series 2430, Class WF, 6.50%, 3/15/2032	300	355
Series 2423, Class MC, 7.00%, 3/15/2032	176	209
Series 2423, Class MT, 7.00%, 3/15/2032	215	258
Series 2444, Class ES, IF, IO, 7.81%, 3/15/2032 (h)	198	39
Series 2450, Class SW, IF, IO, 7.86%, 3/15/2032 (h)	129	25
Series 2434, Class ZA, 6.50%, 4/15/2032	639	721
Series 2435, Class CJ, 6.50%, 4/15/2032	514	604
Series 2441, Class GF, 6.50%, 4/15/2032	71	83
Series 2434, Class TC, 7.00%, 4/15/2032	380	453
Series 2436, Class MC, 7.00%, 4/15/2032	108	124
Series 2455, Class GK, 6.50%, 5/15/2032	216	253
Series 2450, Class GZ, 7.00%, 5/15/2032	194	234
Series 2458, Class ZM, 6.50%, 6/15/2032	196	223
Series 2466, Class DH, 6.50%, 6/15/2032	134	151
Series 2466, Class PH, 6.50%, 6/15/2032	251	296
Series 2474, Class NR, 6.50%, 7/15/2032	220	251
Series 2484, Class LZ, 6.50%, 7/15/2032	300	360
Series 3393, Class JO, PO, 9/15/2032	792	742
Series 2500, Class MC, 6.00%, 9/15/2032	276	322
Series 2835, Class QO, PO, 12/15/2032	39	37
Series 2571, Class FY, 0.89%, 12/15/2032 (h)	301	306
Series 2543, Class YX, 6.00%, 12/15/2032	565	648
Series 2544, Class HC, 6.00%, 12/15/2032	290	341
Series 2571, Class SY, IF, 18.26%, 12/15/2032 (h)	178	257
Series 2552, Class ME, 6.00%, 1/15/2033	349	410
Series 2567, Class QD, 6.00%, 2/15/2033	332	391
Series 2575, Class ME, 6.00%, 2/15/2033	1,393	1,623
Series 2596, Class QG, 6.00%, 3/15/2033	222	250
Series 2586, Class WI, IO, 6.50%, 3/15/2033	149	29
Series 2631, Class SA, IF, 14.59%, 6/15/2033 (h)	534	710
Series 2653, Class PZ, 5.00%, 7/15/2033	3,082	3,430
Series 2642, Class SL, IF, 6.73%, 7/15/2033 (h)	4	5
Series 2692, Class SC, IF, 13.00%, 7/15/2033 (h)	180	245
Series 4238, Class WY, 3.00%, 8/15/2033	4,297	4,648
Series 2671, Class S, IF, 14.50%, 9/15/2033 (h)	143	199
Series 2733, Class SB, IF, 7.88%, 10/15/2033 (h)	3,969	4,689
Series 2780, Class SY, IF, 16.19%, 11/15/2033 (h)	71	99
Series 2722, Class PF, 0.74%, 12/15/2033 (h)	1,222	1,224
Series 3920, Class LP, 5.00%, 1/15/2034	1,880	2,166
Series 2744, Class PE, 5.50%, 2/15/2034	19	20
Series 2802, Class OH, 6.00%, 5/15/2034	899	1,006
Series 2990, Class SL, HB, IF, 23.98%, 6/15/2034 (h)	238	302
Series 3611, PO, 7/15/2034	769	732
Series 3305, Class MG, IF, 2.36%, 7/15/2034 (h)	303	325
Series 2990, Class GO, PO, 2/15/2035	239	222
Series 2929, Class MS, HB, IF, 27.54%, 2/15/2035 (h)	304	463
Series 3077, Class TO, PO, 4/15/2035	314	307
Series 2968, Class EH, 6.00%, 4/15/2035	9,187	10,535
Series 2981, Class FA, 0.54%, 5/15/2035 (h)	398	400
Series 2988, Class AF, 0.44%, 6/15/2035 (h)	542	543
Series 2990, Class WP, IF, 16.65%, 6/15/2035 (h)	11	15
Series 3014, Class OD, PO, 8/15/2035	55	50
Series 3085, Class WF, 0.94%, 8/15/2035 (h)	382	389
Series 3029, Class SO, PO, 9/15/2035	156	154

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3064, Class SG, IF, 19.53%, 11/15/2035 (h)	255	385
Series 3101, Class UZ, 6.00%, 1/15/2036	865	1,029
Series 3102, Class HS, HB, IF, 24.05%, 1/15/2036 (h)	53	78
Series 3117, Class AO, PO, 2/15/2036	507	498
Series 3117, Class EO, PO, 2/15/2036	196	184
Series 3117, Class OG, PO, 2/15/2036	162	154
Series 3117, Class OK, PO, 2/15/2036	171	162
Series 3122, Class OH, PO, 3/15/2036	310	291
Series 3122, Class OP, PO, 3/15/2036	288	282
Series 3134, PO, 3/15/2036	47	46
Series 3122, Class ZB, 6.00%, 3/15/2036	23	37
Series 3138, PO, 4/15/2036	235	220
Series 3147, PO, 4/15/2036	585	574
Series 3607, Class AO, PO, 4/15/2036	479	441
Series 3607, Class BO, PO, 4/15/2036	877	832
Series 3137, Class XP, 6.00%, 4/15/2036	559	665
Series 3219, Class DI, IO, 6.00%, 4/15/2036	468	99
Series 3819, Class ZQ, 6.00%, 4/15/2036	4,791	5,704
Series 3149, Class SO, PO, 5/15/2036	119	102
Series 3151, PO, 5/15/2036	274	259
Series 3153, Class EO, PO, 5/15/2036	379	349
Series 3233, Class OP, PO, 5/15/2036	69	64
Series 3998, Class GF, 0.59%, 5/15/2036 (h)	1,363	1,365
Series 3171, Class MO, PO, 6/15/2036	620	605
Series 3164, Class MG, 6.00%, 6/15/2036	119	130
Series 3523, Class SD, IF, 19.28%, 6/15/2036 (h)	147	205
Series 3179, Class OA, PO, 7/15/2036	167	153
Series 3181, Class AZ, 6.50%, 7/15/2036	666	781
Series 3195, Class PD, 6.50%, 7/15/2036	516	593
Series 3194, Class SA, IF, IO, 6.96%, 7/15/2036 (h)	62	14
Series 3200, PO, 8/15/2036	251	239
Series 3200, Class AY, 5.50%, 8/15/2036	1,125	1,316
Series 3645, Class KZ, 5.50%, 8/15/2036	402	468
Series 3202, Class HI, IF, IO, 6.51%, 8/15/2036 (h)	3,749	810
Series 3213, Class OA, PO, 9/15/2036	152	140
Series 3218, Class AO, PO, 9/15/2036	116	100
Series 3225, Class EO, PO, 10/15/2036	292	276
Series 3232, Class ST, IF, IO, 6.56%, 10/15/2036 (h)	400	84
Series 3704, Class DT, 7.50%, 11/15/2036	3,834	4,709
Series 3256, PO, 12/15/2036	153	143
Series 3704, Class CT, 7.00%, 12/15/2036	8,977	10,916
Series 3704, Class ET, 7.50%, 12/15/2036	3,200	3,973
Series 3261, Class OA, PO, 1/15/2037	157	147
Series 3260, Class CS, IF, IO, 6.00%, 1/15/2037 (h)	248	50
Series 3274, Class JO, PO, 2/15/2037	43	42
Series 3510, Class OD, PO, 2/15/2037	428	417
Series 3275, Class FL, 0.58%, 2/15/2037 (h)	316	318
Series 3274, Class B, 6.00%, 2/15/2037	279	316
Series 3286, PO, 3/15/2037	64	60
Series 3290, Class SB, IF, IO, 6.31%, 3/15/2037 (h)	454	90
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (h)	144	179
Series 3373, Class TO, PO, 4/15/2037	164	153
Series 3302, Class UT, 6.00%, 4/15/2037	449	527
Series 3316, PO, 5/15/2037	290	265
Series 3318, Class AO, PO, 5/15/2037	10	10
Series 3607, PO, 5/15/2037	1,640	1,529
Series 3315, Class HZ, 6.00%, 5/15/2037	435	497
Series 3326, Class JO, PO, 6/15/2037	28	26
Series 3331, PO, 6/15/2037	161	153
Series 3607, Class OP, PO, 7/15/2037	1,424	1,302
Series 4032, Class TO, PO, 7/15/2037	2,248	2,050
Series 4048, Class FJ, 0.55%, 7/15/2037 (h)	5,002	5,002
Series 3344, Class SL, IF, IO, 6.46%, 7/15/2037 (h)	323	62
Series 3365, PO, 9/15/2037	226	208

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3371, Class FA, 0.74%, 9/15/2037 (h)	117		118
Series 3387, Class SA, IF, IO, 6.28%, 11/15/2037 (h)	1,704		319
Series 3383, Class SA, IF, IO, 6.31%, 11/15/2037 (h)	1,102		237
Series 3404, Class SC, IF, IO, 5.86%, 1/15/2038 (h)	2,227		455
Series 3422, Class SE, IF, 17.10%, 2/15/2038 (h)	86		120
Series 3423, Class PB, 5.50%, 3/15/2038	1,909		2,218
Series 3424, Class PI, IF, IO, 6.66%, 4/15/2038 (h)	1,067		252
Series 3453, Class B, 5.50%, 5/15/2038	137		156
Series 3461, Class LZ, 6.00%, 6/15/2038	112		131
Series 3461, Class Z, 6.00%, 6/15/2038	2,537		2,939
Series 3455, Class SE, IF, IO, 6.06%, 6/15/2038 (h)	898		161
Series 3481, Class SJ, IF, IO, 5.71%, 8/15/2038 (h)	1,625		319
Series 3895, Class WA, 5.70%, 10/15/2038 (h)	793		913
Series 3501, Class CB, 5.50%, 1/15/2039	1,240		1,439
Series 3546, Class A, 2.35%, 2/15/2039 (h)	459		475
Series 3511, Class SA, IF, IO, 5.86%, 2/15/2039 (h)	667		121
Series 4095, Class FB, 0.54%, 4/15/2039 (h)	1,621		1,625
Series 4087, Class FA, 0.59%, 5/15/2039 (h)	329		329
Series 3531, Class SM, IF, IO, 5.96%, 5/15/2039 (h)	119		21
Series 3531, Class SA, IF, IO, 6.16%, 5/15/2039 (h)	783		70
Series 3549, Class FA, 1.34%, 7/15/2039 (h)	182		184
Series 3680, Class MA, 4.50%, 7/15/2039	2,732		2,884
Series 4073, Class MF, 0.59%, 8/15/2039 (h)	95		95
Series 4219, Class JA, 3.50%, 8/15/2039	1,679		1,712
Series 3607, Class TO, PO, 10/15/2039	793		738
Series 3795, Class EI, IO, 5.00%, 10/15/2039	1,400		95
Series 3608, Class SC, IF, IO, 6.11%, 12/15/2039 (h)	664		122
Series 3621, Class BO, PO, 1/15/2040	711		673
Series 3802, Class LS, IF, IO, 2.73%, 1/15/2040 (h)	4,200		208
Series 3632, Class BS, IF, 17.03%, 2/15/2040 (h)	2,283		3,338
Series 3966, Class BF, 0.64%, 10/15/2040 (h)	673		675
Series 3740, Class SB, IF, IO, 5.86%, 10/15/2040 (h)	2,750		427
Series 3740, Class SC, IF, IO, 5.86%, 10/15/2040 (h)	2,129		393
Series 3801, Class GB, 4.50%, 11/15/2040	1,072		1,169
Series 3779, Class GZ, 4.50%, 12/15/2040	10,792		11,836
Series 3779, Class Z, 4.50%, 12/15/2040	27,967		30,786
Series 3860, Class PZ, 5.00%, 5/15/2041	11,844		14,266
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (h)	1,591		1,764
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	4,226		4,646
Series 4048, Class FB, 0.54%, 10/15/2041 (h)	4,345		4,358
Series 3957, Class B, 4.00%, 11/15/2041	3,475		3,840
Series 3966, Class NA, 4.00%, 12/15/2041	2,204		2,462
Series 4012, Class FN, 0.64%, 3/15/2042 (h)	5,726		5,770
Series 4077, Class FB, 0.64%, 7/15/2042 (h)	2,752		2,777
Series 4217, Class KY, 3.00%, 6/15/2043	1,794		1,988
Series 4257, Class DZ, 2.50%, 10/15/2043	5,844		6,172
Series 3688, Class GT, 7.40%, 11/15/2046 (h)	4,390		5,243
Series 4784, Class NZ, 4.00%, 5/15/2048	4,435		4,832
Series 4822, Class Z, 4.00%, 5/15/2048	16,781		18,390
Series 4809, Class KZ, 4.00%, 6/15/2048	20,925		22,803
Series 4818, Class DZ, 4.00%, 6/15/2048	16,465		17,756
Series 4807, Class EZ, 4.00%, 7/15/2048	8,535		9,458
Series 4809, Class ZM, 4.00%, 7/15/2048	33,039		36,585
Series 4822, Class ZB, 4.00%, 7/15/2048	9,489		10,361
Series 4838, Class KZ, 4.00%, 9/15/2048	10,868		11,662
Series 4837, Class ZB, 4.00%, 10/15/2048	8,996		10,170
FHLMC, STRIPS
Series 134, Class B, IO, 9.00%, 4/1/2022	—	(i)	—	(i)
Series 197, PO, 4/1/2028	374		363

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 233, Class 11, IO, 5.00%, 9/15/2035	832		145
Series 233, Class 12, IO, 5.00%, 9/15/2035	705		109
Series 233, Class 13, IO, 5.00%, 9/15/2035	1,318		227
Series 239, Class S30, IF, IO, 7.56%, 8/15/2036 (h)	2,460		611
Series 264, Class F1, 0.69%, 7/15/2042 (h)	12,538		12,597
Series 262, Class 35, 3.50%, 7/15/2042	28,138		31,152
Series 270, Class F1, 0.64%, 8/15/2042 (h)	4,644		4,713
Series 299, Class 300, 3.00%, 1/15/2043	2,554		2,700
Series 310, PO, 9/15/2043	6,189		5,597
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 5.22%, 7/25/2032 (h)	439		498
Series T-48, Class 1A, 4.79%, 7/25/2033 (h)	1,302		1,457
Series T-76, Class 2A, 1.72%, 10/25/2037 (h)	8,999		9,249
Series T-42, Class A5, 7.50%, 2/25/2042	1,768		2,183
Series T-51, Class 2A, 7.50%, 8/25/2042 (h)	310		412
Series T-54, Class 2A, 6.50%, 2/25/2043	1,857		2,268
Series T-54, Class 3A, 7.00%, 2/25/2043	600		738
Series T-56, Class A5, 5.23%, 5/25/2043	4,135		4,787
Series T-57, Class 1AP, PO, 7/25/2043	155		137
Series T-57, Class 1A3, 7.50%, 7/25/2043	413		532
Series T-58, Class A, PO, 9/25/2043	171		149
Series T-58, Class 4A, 7.50%, 9/25/2043	2,232		2,663
Series T-59, Class 1AP, PO, 10/25/2043	200		154
Series T-59, Class 1A2, 7.00%, 10/25/2043	2,323		2,802
Series T-62, Class 1A1, 1.94%, 10/25/2044 (h)	3,069		3,147
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	696		526
Series 2007-FA4, Class 1A2, IF, IO, 5.50%, 8/25/2037 ‡ (h)	6,152		1,567
Fn 0.00% may30 5/1/2030	10,000		10,131
FNMA Trust, Whole Loan Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	1,646		1,951
Series 2003-W8, Class 3F1, 0.55%, 5/25/2042 (h)	221		221
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	416		485
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	691		817
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	2,607		2,960
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	930		1,091
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	1,040		1,246
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	329		389
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	328		393
Series 2004-W15, Class 2AF, 0.40%, 8/25/2044 (h)	998		992
Series 2005-W3, Class 2AF, 0.37%, 3/25/2045 (h)	8,039		8,009
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	429		497
Series 2006-W2, Class 2A, 3.18%, 11/25/2045 (h)	1,010		1,074
Series 2006-W2, Class 1AF1, 0.37%, 2/25/2046 (h)	3,473		3,473
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (h)	487		531
Series 2001-T3, Class A1, 7.50%, 11/25/2040	781		884
Series 2002-T16, Class A2, 7.00%, 7/25/2042	865		1,051
Series 2004-T2, Class 2A, 3.91%, 7/25/2043 (h)	756		797
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	1,503		1,775
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	175		206
Series 2004-T3, Class PT1, 10.35%, 1/25/2044 (h)	182		222
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	2,234		2,641
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	914		1,096
FNMA, REMIC
Series 1991-24, Class Z, 5.00%, 3/25/2021	—	(i)	—	(i)
Series 2001-4, Class PC, 7.00%, 3/25/2021	1		1
Series 1991-42, Class S, IF, 17.41%, 5/25/2021 (h)	—	(i)	—	(i)
Series G-14, Class L, 8.50%, 6/25/2021	—	(i)	—	(i)
Series G-18, Class Z, 8.75%, 6/25/2021	—	(i)	—	(i)
Series 2001-48, Class Z, 6.50%, 9/25/2021	55		56

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series G-51, Class SA, HB, IF, 28.35%, 12/25/2021 (h)	—	(i)	—	(i)
Series 2002-5, Class PK, 6.00%, 2/25/2022	85		87
Series 2002-1, Class HC, 6.50%, 2/25/2022	14		14
Series 2007-15, Class NO, PO, 3/25/2022	25		25
Series 1992-101, Class J, 7.50%, 6/25/2022	—	(i)	—	(i)
Series G92-42, Class Z, 7.00%, 7/25/2022	1		1
Series G92-35, Class E, 7.50%, 7/25/2022	14		14
Series 1992-117, Class MA, 8.00%, 7/25/2022	29		31
Series G92-44, Class ZQ, 8.00%, 7/25/2022	1		1
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(i)	—	(i)
Series 1992-136, Class PK, 6.00%, 8/25/2022	5		6
Series 1996-59, Class J, 6.50%, 8/25/2022	6		6
Series G92-52, Class FD, 0.17%, 9/25/2022 (h)	1		1
Series 1992-143, Class MA, 5.50%, 9/25/2022	3		3
Series 2002-54, Class PG, 6.00%, 9/25/2022	169		174
Series G92-54, Class ZQ, 7.50%, 9/25/2022	8		8
Series 1992-163, Class M, 7.75%, 9/25/2022	8		9
Series 1992-150, Class M, 8.00%, 9/25/2022	32		33
Series G92-62, Class B, PO, 10/25/2022	4		4
Series G92-59, Class F, 1.22%, 10/25/2022 (h)	1		1
Series G92-61, Class Z, 7.00%, 10/25/2022	3		4
Series 1992-188, Class PZ, 7.50%, 10/25/2022	20		21
Series G93-1, Class KA, 7.90%, 1/25/2023	15		16
Series G93-5, Class Z, 6.50%, 2/25/2023	9		9
Series 1997-61, Class ZC, 7.00%, 2/25/2023	88		92
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (h)	3		4
Series 2003-17, Class EQ, 5.50%, 3/25/2023	360		374
Series G93-14, Class J, 6.50%, 3/25/2023	6		6
Series 1993-37, Class PX, 7.00%, 3/25/2023	65		68
Series 1993-25, Class J, 7.50%, 3/25/2023	20		21
Series 1993-21, Class KA, 7.70%, 3/25/2023	8		9
Series 1998-4, Class C, PO, 4/25/2023	4		4
Series 2003-23, Class EQ, 5.50%, 4/25/2023	697		725
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (h)	14		15
Series 1993-54, Class Z, 7.00%, 4/25/2023	20		20
Series 1993-62, Class SA, IF, 19.31%, 4/25/2023 (h)	9		11
Series 1998-43, Class SA, HB, IF, 20.95%, 4/25/2023 (h)	17		3
Series 2003-39, Class LW, 5.50%, 5/25/2023	165		172
Series 1993-56, Class PZ, 7.00%, 5/25/2023	232		245
Series 2008-47, Class SI, IF, IO, 6.35%, 6/25/2023 (h)	25		—	(i)
Series 2008-61, Class BH, 4.50%, 7/25/2023	222		229
Series 1993-136, Class ZB, 6.00%, 7/25/2023 (h)	102		107
Series 1993-122, Class M, 6.50%, 7/25/2023	5		5
Series 1993-99, Class Z, 7.00%, 7/25/2023	113		119
Series 2002-1, Class G, 7.00%, 7/25/2023	78		82
Series G93-27, Class FD, 1.03%, 8/25/2023 (h)	11		11
Series 2002-83, Class CS, 6.88%, 8/25/2023	112		118
Series 1993-141, Class Z, 7.00%, 8/25/2023	188		198
Series 1999-38, Class SK, IF, IO, 7.90%, 8/25/2023 (h)	4		—	(i)
Series 1996-14, Class SE, IF, IO, 9.92%, 8/25/2023 (h)	102		10
Series 1993-205, Class H, PO, 9/25/2023	9		8
Series G93-37, Class H, PO, 9/25/2023	2		2
Series 1993-178, Class PK, 6.50%, 9/25/2023	10		11
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (h)	7		8
Series 1993-165, Class SD, IF, 13.75%, 9/25/2023 (h)	6		6
Series 1993-183, Class KA, 6.50%, 10/25/2023	158		168
Series 1993-189, Class PL, 6.50%, 10/25/2023	54		57
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (h)	3		4

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 1999-52, Class NS, HB, IF, 22.96%, 10/25/2023 (h)	9		12
Series 1993-179, Class SB, HB, IF, 27.46%, 10/25/2023 (h)	5		6
Series 1994-9, Class E, PO, 11/25/2023	1		1
Series 1995-19, Class Z, 6.50%, 11/25/2023	62		66
Series 1993-230, Class FA, 0.75%, 12/25/2023 (h)	5		5
Series 1993-247, Class FE, 1.15%, 12/25/2023 (h)	13		13
Series 1993-225, Class UB, 6.50%, 12/25/2023	17		18
Series 1993-247, Class SU, IF, 12.43%, 12/25/2023 (h)	6		7
Series 2002-1, Class UD, HB, IF, 23.97%, 12/25/2023 (h)	13		16
Series 1993-247, Class SA, HB, IF, 28.70%, 12/25/2023 (h)	16		19
Series 2009-9, IO, 5.00%, 2/25/2024	—	(i)	—	(i)
Series 2009-18, IO, 5.00%, 3/25/2024	—	(i)	—	(i)
Series 1994-37, Class L, 6.50%, 3/25/2024	50		53
Series 1994-40, Class Z, 6.50%, 3/25/2024	318		341
Series 1994-62, Class PK, 7.00%, 4/25/2024	475		506
Series 1994-63, Class PK, 7.00%, 4/25/2024	198		213
Series 2004-53, Class NC, 5.50%, 7/25/2024	48		50
Series 2004-65, Class EY, 5.50%, 8/25/2024	533		560
Series 2004-81, Class JG, 5.00%, 11/25/2024	854		898
Series 1995-2, Class Z, 8.50%, 1/25/2025	10		11
Series G95-1, Class C, 8.80%, 1/25/2025	21		24
Series 2005-67, Class EY, 5.50%, 8/25/2025	650		699
Series 2005-121, Class DX, 5.50%, 1/25/2026	391		417
Series 2006-94, Class GK, HB, IF, 32.50%, 10/25/2026 (h)	91		136
Series 1996-48, Class Z, 7.00%, 11/25/2026	127		138
Series 1997-20, IO, 1.84%, 3/25/2027 (h)	37		1
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (h)	14		—	(i)
Series 1997-27, Class J, 7.50%, 4/18/2027	30		34
Series 1997-29, Class J, 7.50%, 4/20/2027	44		51
Series 1997-32, Class PG, 6.50%, 4/25/2027	98		109
Series 1997-39, Class PD, 7.50%, 5/20/2027	156		178
Series 1997-42, Class ZC, 6.50%, 7/18/2027	8		9
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	43		4
Series 1998-36, Class ZB, 6.00%, 7/18/2028	54		60
Series 2008-55, Class S, IF, IO, 7.45%, 7/25/2028 (h)	1,477		193
Series 1998-66, Class SB, IF, IO, 8.00%, 12/25/2028 (h)	23		1
Series 2009-11, Class NB, 5.00%, 3/25/2029	1,083		1,152
Series 1999-18, Class Z, 5.50%, 4/18/2029	62		68
Series 1999-17, Class C, 6.35%, 4/25/2029	31		34
Series 1999-62, Class PB, 7.50%, 12/18/2029	51		58
Series 2000-2, Class ZE, 7.50%, 2/25/2030	263		308
Series 2000-20, Class SA, IF, IO, 8.95%, 7/25/2030 (h)	76		10
Series 2000-52, IO, 8.50%, 1/25/2031	15		3
Series 2001-7, Class PF, 7.00%, 3/25/2031	33		39
Series 2011-31, Class DB, 3.50%, 4/25/2031	6,382		6,913
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	199		31
Series 2001-30, Class PM, 7.00%, 7/25/2031	106		127
Series 2001-36, Class DE, 7.00%, 8/25/2031	215		254
Series 2001-49, Class Z, 6.50%, 9/25/2031	44		51
Series 2001-44, Class MY, 7.00%, 9/25/2031	283		339
Series 2001-44, Class PD, 7.00%, 9/25/2031	59		69
Series 2001-44, Class PU, 7.00%, 9/25/2031	35		42
Series 2001-60, Class QS, HB, IF, 23.97%, 9/25/2031 (h)	148		217
Series 2001-52, Class KB, 6.50%, 10/25/2031	37		42
Series 2003-52, Class SX, HB, IF, 22.50%, 10/25/2031 (h)	92		148
Series 2001-60, Class PX, 6.00%, 11/25/2031	351		406

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2001-61, Class Z, 7.00%, 11/25/2031	383	461
Series 2004-74, Class SW, IF, 15.21%, 11/25/2031 (h)	114	155
Series 2001-72, Class SX, IF, 17.12%, 12/25/2031 (h)	10	15
Series 2001-81, Class LO, PO, 1/25/2032	13	13
Series 2002-1, Class SA, HB, IF, 24.70%, 2/25/2032 (h)	28	43
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (h)	331	12
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (h)	5	6
Series 2002-21, Class LO, PO, 4/25/2032	11	11
Series 2002-15, Class ZA, 6.00%, 4/25/2032	867	981
Series 2002-21, Class PE, 6.50%, 4/25/2032	157	184
Series 2002-28, Class PK, 6.50%, 5/25/2032	327	383
Series 2002-37, Class Z, 6.50%, 6/25/2032	139	158
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	602	96
Series 2002-48, Class GH, 6.50%, 8/25/2032	425	506
Series 2002-71, Class AP, 5.00%, 11/25/2032	85	93
Series 2011-39, Class ZA, 6.00%, 11/25/2032	2,545	2,959
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (h)	123	147
Series 2004-61, Class SH, HB, IF, 23.39%, 11/25/2032 (h)	46	73
Series 2004-59, Class BG, PO, 12/25/2032	71	67
Series 2002-78, Class Z, 5.50%, 12/25/2032	812	942
Series 2002-77, Class S, IF, 14.21%, 12/25/2032 (h)	58	77
Series 2003-9, Class NZ, 6.50%, 2/25/2033	147	171
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	140	9
Series 2003-22, Class UD, 4.00%, 4/25/2033	1,386	1,544
Series 2003-35, Class EA, PO, 5/25/2033	42	40
Series 2003-42, Class GB, 4.00%, 5/25/2033	83	93
Series 2003-34, Class AX, 6.00%, 5/25/2033	247	290
Series 2003-34, Class ED, 6.00%, 5/25/2033	1,133	1,325
Series 2003-34, Class GE, 6.00%, 5/25/2033	550	633
Series 2003-39, IO, 6.00%, 5/25/2033 (h)	63	11
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	598	127
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	1,056	117
Series 2003-47, Class PE, 5.75%, 6/25/2033	419	473
Series 2004-4, Class QI, IF, IO, 6.95%, 6/25/2033 (h)	250	12
Series 2004-4, Class QM, IF, 13.90%, 6/25/2033 (h)	186	202
Series 2003-64, Class SX, IF, 13.38%, 7/25/2033 (h)	163	207
Series 2003-132, Class OA, PO, 8/25/2033	26	25
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	1,468	257
Series 2003-73, Class HC, 5.50%, 8/25/2033	689	800
Series 2003-71, Class DS, IF, 7.27%, 8/25/2033 (h)	669	780
Series 2003-74, Class SH, IF, 9.90%, 8/25/2033 (h)	81	100
Series 2005-56, Class TP, IF, 17.70%, 8/25/2033 (h)	184	228
Series 2003-91, Class SD, IF, 12.25%, 9/25/2033 (h)	107	135
Series 2013-100, Class WB, 3.00%, 10/25/2033	7,887	8,512
Series 2003-105, Class AZ, 5.50%, 10/25/2033	4,994	5,796
Series 2003-116, Class SB, IF, IO, 7.45%, 11/25/2033 (h)	767	160
Series 2006-44, Class P, PO, 12/25/2033	609	577
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	4,087	4,843
Series 2003-130, Class CS, IF, 13.80%, 12/25/2033 (h)	3	3
Series 2004-87, Class F, 0.90%, 1/25/2034 (h)	901	915
Series 2003-130, Class SX, IF, 11.29%, 1/25/2034 (h)	21	24
Series 2003-131, Class SK, IF, 15.90%, 1/25/2034 (h)	62	72
Series 2004-46, Class EP, PO, 3/25/2034	630	623
Series 2004-28, Class PF, 0.55%, 3/25/2034 (h)	578	580
Series 2004-17, Class H, 5.50%, 4/25/2034	1,623	1,906
Series 2004-25, Class SA, IF, 19.11%, 4/25/2034 (h)	314	467
Series 2004-36, Class FA, 0.55%, 5/25/2034 (h)	1,641	1,649
Series 2004-46, Class SK, IF, 16.09%, 5/25/2034 (h)	87	119

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-36, Class SA, IF, 19.11%, 5/25/2034 (h)	701	1,073
Series 2004-46, Class QB, HB, IF, 23.40%, 5/25/2034 (h)	135	212
Series 2004-50, Class VZ, 5.50%, 7/25/2034	2,621	2,998
Series 2004-51, Class SY, IF, 13.94%, 7/25/2034 (h)	99	125
Series 2005-93, Class MF, 0.40%, 8/25/2034 (h)	286	287
Series 2004-79, Class SP, IF, 19.39%, 11/25/2034 (h)	7	8
Series 2005-25, Class PF, 0.50%, 4/25/2035 (h)	776	779
Series 2005-42, Class PS, IF, 16.62%, 5/25/2035 (h)	35	46
Series 2005-74, Class CS, IF, 19.61%, 5/25/2035 (h)	622	802
Series 2005-74, Class SK, IF, 19.72%, 5/25/2035 (h)	427	554
Series 2005-74, Class CP, HB, IF, 24.20%, 5/25/2035 (h)	143	189
Series 2005-59, Class SU, HB, IF, 24.75%, 6/25/2035 (h)	211	357
Series 2005-56, Class S, IF, IO, 6.56%, 7/25/2035 (h)	484	110
Series 2005-66, Class SG, IF, 17.00%, 7/25/2035 (h)	212	312
Series 2005-68, Class PG, 5.50%, 8/25/2035	668	762
Series 2005-73, Class ZB, 5.50%, 8/25/2035	4,403	5,120
Series 2005-73, Class PS, IF, 16.32%, 8/25/2035 (h)	255	351
Series 2005-72, Class SB, IF, 16.50%, 8/25/2035 (h)	213	296
Series 2005-90, PO, 9/25/2035	70	70
Series 2005-75, Class SV, HB, IF, 23.60%, 9/25/2035 (h)	58	88
Series 2010-39, Class OT, PO, 10/25/2035	160	156
Series 2005-84, Class XM, 5.75%, 10/25/2035	551	625
Series 2005-90, Class ES, IF, 16.50%, 10/25/2035 (h)	263	373
Series 2005-106, Class US, HB, IF, 24.02%, 11/25/2035 (h)	1,198	1,814
Series 2005-110, Class GL, 5.50%, 12/25/2035	3,439	3,906
Series 2006-46, Class UC, 5.50%, 12/25/2035	282	304
Series 2005-109, Class PC, 6.00%, 12/25/2035	95	106
Series 2006-39, Class WC, 5.50%, 1/25/2036	191	207
Series 2006-16, Class OA, PO, 3/25/2036	123	116
Series 2006-8, Class WQ, PO, 3/25/2036	1,299	1,188
Series 2006-12, Class BZ, 5.50%, 3/25/2036	1,502	1,718
Series 2006-16, Class HZ, 5.50%, 3/25/2036	388	449
Series 2006-8, Class JZ, 5.50%, 3/25/2036	1,707	2,010
Series 2006-8, Class WN, IF, IO, 6.55%, 3/25/2036 (h)	4,764	1,120
Series 2006-11, Class PS, HB, IF, 24.02%, 3/25/2036 (h)	122	200
Series 2006-22, Class AO, PO, 4/25/2036	430	408
Series 2006-23, Class KO, PO, 4/25/2036	145	142
Series 2006-27, Class OH, PO, 4/25/2036	291	276
Series 2006-23, Class FK, 0.40%, 4/25/2036 (h)	632	631
Series 2006-33, Class LS, HB, IF, 29.47%, 5/25/2036 (h)	138	233
Series 2006-43, PO, 6/25/2036	116	113
Series 2006-43, Class DO, PO, 6/25/2036	362	337
Series 2006-44, Class GO, PO, 6/25/2036	227	214
Series 2006-50, Class JO, PO, 6/25/2036	807	758
Series 2006-50, Class PS, PO, 6/25/2036	979	955
Series 2006-46, Class FW, 0.55%, 6/25/2036 (h)	245	246
Series 2006-53, Class US, IF, IO, 6.43%, 6/25/2036 (h)	964	187
Series 2006-46, Class SW, HB, IF, 23.65%, 6/25/2036 (h)	39	64
Series 2006-113, PO, 7/25/2036	28	28
Series 2006-58, PO, 7/25/2036	135	128
Series 2006-58, Class AP, PO, 7/25/2036	75	70
Series 2006-65, Class QO, PO, 7/25/2036	260	247
Series 2006-56, Class FC, 0.44%, 7/25/2036 (h)	2,177	2,180
Series 2006-58, Class FL, 0.61%, 7/25/2036 (h)	218	220
Series 2006-71, Class ZL, 6.00%, 7/25/2036	2,873	3,390
Series 2006-58, Class IG, IF, IO, 6.37%, 7/25/2036 (h)	435	79
Series 2006-63, Class ZH, 6.50%, 7/25/2036	1,325	1,577
Series 2011-19, Class ZY, 6.50%, 7/25/2036	1,756	2,109

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-60, Class AK, HB, IF, 28.20%, 7/25/2036 (h)	134	212
Series 2006-62, Class PS, HB, IF, 39.00%, 7/25/2036 (h)	99	212
Series 2006-72, Class GO, PO, 8/25/2036	464	451
Series 2006-72, Class TO, PO, 8/25/2036	90	83
Series 2006-79, Class DO, PO, 8/25/2036	184	179
Series 2006-79, Class OP, PO, 8/25/2036	274	253
Series 2006-79, Class DF, 0.50%, 8/25/2036 (h)	777	779
Series 2007-7, Class SG, IF, IO, 6.35%, 8/25/2036 (h)	810	271
Series 2006-77, Class PC, 6.50%, 8/25/2036	787	912
Series 2006-78, Class BZ, 6.50%, 8/25/2036	110	130
Series 2006-86, Class OB, PO, 9/25/2036	276	262
Series 2006-90, Class AO, PO, 9/25/2036	209	200
Series 2008-42, Class AO, PO, 9/25/2036	103	96
Series 2006-85, Class MZ, 6.50%, 9/25/2036	84	98
Series 2009-19, Class PW, 4.50%, 10/25/2036	1,169	1,317
Series 2006-95, Class SG, HB, IF, 25.60%, 10/25/2036 (h)	148	247
Series 2006-109, PO, 11/25/2036	68	64
Series 2006-110, PO, 11/25/2036	411	387
Series 2006-111, Class EO, PO, 11/25/2036	191	177
Series 2006-115, Class OK, PO, 12/25/2036	233	217
Series 2006-119, PO, 12/25/2036	100	96
Series 2006-118, Class A1, 0.21%, 12/25/2036 (h)	415	413
Series 2006-118, Class A2, 0.21%, 12/25/2036 (h)	1,807	1,790
Series 2006-117, Class GS, IF, IO, 6.50%, 12/25/2036 (h)	740	125
Series 2006-115, Class ES, HB, IF, 25.96%, 12/25/2036 (h)	32	51
Series 2006-128, PO, 1/25/2037	230	215
Series 2009-70, Class CO, PO, 1/25/2037	617	575
Series 2006-128, Class BP, 5.50%, 1/25/2037	134	146
Series 2007-10, Class FD, 0.40%, 2/25/2037 (h)	511	512
Series 2007-1, Class SD, HB, IF, 38.10%, 2/25/2037 (h)	73	252
Series 2007-14, Class OP, PO, 3/25/2037	183	175
Series 2007-77, Class FG, 0.65%, 3/25/2037 (h)	472	476
Series 2007-16, Class FC, 0.90%, 3/25/2037 (h)	288	300
Series 2009-63, Class P, 5.00%, 3/25/2037	37	42
Series 2007-22, Class SC, IF, IO, 5.93%, 3/25/2037 (h)	26	1
Series 2007-18, Class MZ, 6.00%, 3/25/2037	400	448
Series 2007-14, Class ES, IF, IO, 6.29%, 3/25/2037 (h)	1,691	316
Series 2007-28, Class EO, PO, 4/25/2037	603	561
Series 2007-35, Class SI, IF, IO, 5.95%, 4/25/2037 (h)	454	50
Series 2007-29, Class SG, HB, IF, 22.17%, 4/25/2037 (h)	303	503
Series 2007-42, Class AO, PO, 5/25/2037	58	54
Series 2007-43, Class FL, 0.45%, 5/25/2037 (h)	321	321
Series 2007-42, Class B, 6.00%, 5/25/2037	925	1,081
Series 2007-54, Class FA, 0.55%, 6/25/2037 (h)	1,622	1,637
Series 2007-98, Class FB, 0.60%, 6/25/2037 (h)	153	159
Series 2007-92, Class YS, IF, IO, 5.63%, 6/25/2037 (h)	311	61
Series 2007-53, Class SH, IF, IO, 5.95%, 6/25/2037 (h)	959	162
Series 2007-54, Class WI, IF, IO, 5.95%, 6/25/2037 (h)	336	69
Series 2007-92, Class YA, 6.50%, 6/25/2037	186	218
Series 2007-67, PO, 7/25/2037	420	393
Series 2007-97, Class FC, 0.65%, 7/25/2037 (h)	252	254
Series 2007-70, Class Z, 5.50%, 7/25/2037	958	1,095
Series 2007-72, Class EK, IF, IO, 6.25%, 7/25/2037 (h)	2,801	564
Series 2007-65, Class KI, IF, IO, 6.47%, 7/25/2037 (h)	997	181
Series 2007-60, Class AX, IF, IO, 7.00%, 7/25/2037 (h)	4,461	1,140
Series 2007-62, Class SE, IF, 16.12%, 7/25/2037 (h)	230	309
Series 2007-76, Class AZ, 5.50%, 8/25/2037	310	353

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-76, Class ZG, 6.00%, 8/25/2037	362	423
Series 2007-78, Class CB, 6.00%, 8/25/2037	100	117
Series 2007-78, Class PE, 6.00%, 8/25/2037	473	549
Series 2007-81, Class GE, 6.00%, 8/25/2037	490	561
Series 2007-79, Class SB, HB, IF, 23.47%, 8/25/2037 (h)	392	627
Series 2012-87, Class KF, 0.60%, 9/25/2037 (h)	640	641
Series 2007-88, Class VI, IF, IO, 6.39%, 9/25/2037 (h)	1,424	312
Series 2007-85, Class SL, IF, 15.77%, 9/25/2037 (h)	88	123
Series 2009-86, Class OT, PO, 10/25/2037	3,879	3,598
Series 2007-100, Class SM, IF, IO, 6.30%, 10/25/2037 (h)	1,048	213
Series 2007-91, Class ES, IF, IO, 6.31%, 10/25/2037 (h)	1,578	344
Series 2007-108, Class SA, IF, IO, 6.21%, 12/25/2037 (h)	56	8
Series 2007-109, Class AI, IF, IO, 6.25%, 12/25/2037 (h)	1,348	210
Series 2007-112, Class SA, IF, IO, 6.30%, 12/25/2037 (h)	1,421	325
Series 2007-112, Class MJ, 6.50%, 12/25/2037	1,184	1,428
Series 2007-116, Class HI, IO, 1.74%, 1/25/2038 (h)	2,343	102
Series 2008-1, Class BI, IF, IO, 5.76%, 2/25/2038 (h)	1,137	222
Series 2008-4, Class SD, IF, IO, 5.85%, 2/25/2038 (h)	2,938	534
Series 2008-18, Class FA, 1.05%, 3/25/2038 (h)	276	282
Series 2008-16, Class IS, IF, IO, 6.05%, 3/25/2038 (h)	358	57
Series 2008-10, Class XI, IF, IO, 6.08%, 3/25/2038 (h)	466	89
Series 2008-20, Class SA, IF, IO, 6.84%, 3/25/2038 (h)	636	136
Series 2008-18, Class SP, IF, 13.70%, 3/25/2038 (h)	169	212
Series 2011-22, Class MA, 6.50%, 4/25/2038	55	56
Series 2008-32, Class SA, IF, IO, 6.70%, 4/25/2038 (h)	331	60
Series 2008-27, Class SN, IF, IO, 6.75%, 4/25/2038 (h)	526	102
Series 2008-28, Class QS, HB, IF, 20.25%, 4/25/2038 (h)	199	304
Series 2008-44, PO, 5/25/2038	13	12
Series 2008-46, Class HI, IO, 2.21%, 6/25/2038 (h)	1,039	59
Series 2008-56, Class AC, 5.00%, 7/25/2038	277	313
Series 2008-60, Class JC, 5.00%, 7/25/2038	333	375
Series 2011-47, Class ZA, 5.50%, 7/25/2038	1,261	1,459
Series 2008-53, Class CI, IF, IO, 7.05%, 7/25/2038 (h)	382	70
Series 2008-80, Class SA, IF, IO, 5.70%, 9/25/2038 (h)	1,354	257
Series 2008-81, Class SB, IF, IO, 5.70%, 9/25/2038 (h)	1,094	184
Series 2010-148, Class MA, 4.00%, 2/25/2039	11	10
Series 2009-4, Class BD, 4.50%, 2/25/2039	47	52
Series 2009-6, Class GS, IF, IO, 6.40%, 2/25/2039 (h)	890	201
Series 2009-17, Class QS, IF, IO, 6.50%, 3/25/2039 (h)	351	62
Series 2012-89, Class FD, 0.60%, 4/25/2039 (h)	759	760
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	593	91
Series 2009-47, Class MT, 7.00%, 7/25/2039	18	21
Series 2009-59, Class HB, 5.00%, 8/25/2039	2,133	2,435
Series 2009-60, Class HT, 6.00%, 8/25/2039	2,691	3,176
Series 2009-65, Class MT, 5.00%, 9/25/2039	984	1,072
Series 2009-69, Class WA, 6.02%, 9/25/2039 (h)	1,023	1,170
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	1,353	237
Series 2009-84, Class WS, IF, IO, 5.75%, 10/25/2039 (h)	331	51
Series 2009-103, Class MB, 3.06%, 12/25/2039 (h)	1,169	1,216
Series 2009-99, Class SC, IF, IO, 6.03%, 12/25/2039 (h)	424	66
Series 2009-99, Class WA, 6.30%, 12/25/2039 (h)	2,232	2,571
Series 2009-113, Class AO, PO, 1/25/2040	335	301
Series 2009-112, Class ST, IF, IO, 6.10%, 1/25/2040 (h)	983	204
Series 2010-1, Class WA, 6.19%, 2/25/2040 (h)	428	488
Series 2010-16, Class WB, 6.18%, 3/25/2040 (h)	1,550	1,783
Series 2010-16, Class WA, 6.44%, 3/25/2040 (h)	1,558	1,775
Series 2010-49, Class SC, IF, 12.36%, 3/25/2040 (h)	1,934	2,510
Series 2010-40, Class FJ, 0.75%, 4/25/2040 (h)	336	339

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2010-35, Class SB, IF, IO, 6.27%, 4/25/2040 (h)	743	127
Series 2010-35, Class SJ, IF, 17.17%, 4/25/2040 (h)	960	1,337
Series 2010-43, Class FD, 0.75%, 5/25/2040 (h)	553	560
Series 2010-42, Class S, IF, IO, 6.25%, 5/25/2040 (h)	416	77
Series 2010-63, Class AP, PO, 6/25/2040	543	510
Series 2010-64, Class DM, 5.00%, 6/25/2040	3,760	4,247
Series 2010-58, Class MB, 5.50%, 6/25/2040	6,269	7,092
Series 2010-71, Class HJ, 5.50%, 7/25/2040	2,447	2,847
Series 2010-102, Class PN, 5.00%, 9/25/2040	1,794	2,088
Series 2010-111, Class AM, 5.50%, 10/25/2040	8,577	10,191
Series 2010-125, Class SA, IF, IO, 4.29%, 11/25/2040 (h)	3,559	443
Series 2011-101, Class FM, 0.70%, 1/25/2041 (h)	592	596
Series 2010-147, Class SA, IF, IO, 6.38%, 1/25/2041 (h)	4,792	1,122
Series 2011-30, Class LS, IO, 2.80%, 4/25/2041 (h)	4,419	293
Series 2011-149, Class EF, 0.65%, 7/25/2041 (h)	417	420
Series 2011-75, Class FA, 0.70%, 8/25/2041 (h)	1,009	1,016
Series 2011-149, Class MF, 0.65%, 11/25/2041 (h)	1,475	1,485
Series 2011-118, Class LB, 7.00%, 11/25/2041	7,112	8,713
Series 2011-118, Class MT, 7.00%, 11/25/2041	8,527	10,402
Series 2011-118, Class NT, 7.00%, 11/25/2041	7,339	8,795
Series 2012-99, Class FA, 0.60%, 9/25/2042 (h)	2,198	2,211
Series 2012-101, Class FC, 0.65%, 9/25/2042 (h)	1,210	1,193
Series 2012-97, Class FB, 0.65%, 9/25/2042 (h)	4,784	4,832
Series 2012-108, Class F, 0.65%, 10/25/2042 (h)	3,703	3,732
Series 2013-81, Class TA, 3.00%, 2/25/2043	6,000	6,274
Series 2013-4, Class AJ, 3.50%, 2/25/2043	2,690	2,999
Series 2013-92, PO, 9/25/2043	8,129	7,490
Series 2013-101, Class DO, PO, 10/25/2043	6,760	6,192
Series 2013-128, PO, 12/25/2043	13,425	12,426
Series 2013-135, PO, 1/25/2044	5,136	4,398
Series 2014-29, Class PS, IF, IO, 5.90%, 5/25/2044 (h)	5,279	831
Series 2018-63, Class DA, 3.50%, 9/25/2048	8,062	8,555
Series 2018-94, Class DZ, 4.00%, 1/25/2049	16,312	18,220
Series 2010-103, Class SB, IF, IO, 5.95%, 11/25/2049 (h)	671	70
Series 2011-2, Class WA, 5.85%, 2/25/2051 (h)	730	841
Series 2011-58, Class WA, 5.43%, 7/25/2051 (h)	260	302
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	3,912	4,487
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	228	257
Series 2007-W5, PO, 6/25/2037	156	147
Series 2007-W7, Class 1A4, HB, IF, 38.28%, 7/25/2037 (h)	132	249
Series 2003-W4, Class 2A, 5.76%, 10/25/2042 (h)	106	122
Series 2003-W1, Class 1A1, 5.20%, 12/25/2042 (h)	777	857
Series 2003-W1, Class 2A, 5.68%, 12/25/2042 (h)	205	229
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	605	732
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,115	1,340
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	847	963
Series 2007-W10, Class 2A, 6.31%, 8/25/2047 (h)	95	110
Series 2009-W1, Class A, 6.00%, 12/25/2049	3,639	4,209
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 0.39%, 6/27/2036 (h)	2,753	2,711
Series 2007-64, Class FB, 0.52%, 7/25/2037 (h)	428	432
Series 2007-106, Class A7, 6.21%, 10/25/2037 (h)	435	502
Series 2002-90, Class A1, 6.50%, 6/25/2042	442	520
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	3	—	(i)
Series 265, Class 2, 9.00%, 3/25/2024	2	2
Series 300, Class 1, PO, 9/25/2024	267	261
Series 329, Class 1, PO, 1/25/2033	61	58
Series 345, Class 6, IO, 5.00%, 12/25/2033 (h)	83	12

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 365, Class 8, IO, 5.50%, 5/25/2036	314	64
Series 374, Class 5, IO, 5.50%, 8/25/2036	208	38
Series 393, Class 6, IO, 5.50%, 4/25/2037	93	14
Series 383, Class 33, IO, 6.00%, 1/25/2038	206	40
Series 412, Class F2, 0.65%, 8/25/2042 (h)	4,514	4,552
Series 411, Class F1, 0.70%, 8/25/2042 (h)	10,349	10,400
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 0.41%, 11/25/2046 (h)	6,257	6,181
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.50%, 6/19/2035 (h)	469	448
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	564	564
Series 2001-35, Class SA, IF, IO, 8.11%, 8/16/2031 (h)	102	—	(i)
Series 2002-52, Class GH, 6.50%, 7/20/2032	465	465
Series 2003-114, Class SH, IF, 14.45%, 11/17/2032 (h)	76	85
Series 2002-75, Class PB, 6.00%, 11/20/2032	914	940
Series 2011-43, Class ZQ, 5.50%, 1/16/2033	2,568	2,771
Series 2003-58, Class BE, 6.50%, 1/20/2033	664	723
Series 2003-11, Class SK, IF, IO, 7.56%, 2/16/2033 (h)	218	—	(i)
Series 2008-29, PO, 2/17/2033	28	28
Series 2003-12, Class SP, IF, IO, 7.55%, 2/20/2033 (h)	152	20
Series 2003-24, PO, 3/16/2033	51	50
Series 2003-40, Class TJ, 6.50%, 3/20/2033	1,294	1,412
Series 2003-46, Class TC, 6.50%, 3/20/2033	380	420
Series 2003-25, Class PZ, 5.50%, 4/20/2033	1,408	1,511
Series 2003-46, Class MG, 6.50%, 5/20/2033	502	567
Series 2003-52, Class AP, PO, 6/16/2033	271	258
Series 2003-75, Class ZX, 6.00%, 9/16/2033	813	921
Series 2003-90, PO, 10/20/2033	41	40
Series 2010-41, Class WA, 5.83%, 10/20/2033 (h)	993	1,121
Series 2003-97, Class SA, IF, IO, 6.41%, 11/16/2033 (h)	515	55
Series 2003-112, Class SA, IF, IO, 6.41%, 12/16/2033 (h)	505	62
Series 2004-28, Class S, IF, 19.28%, 4/16/2034 (h)	272	404
Series 2005-7, Class JM, IF, 16.41%, 5/18/2034 (h)	16	21
Series 2004-46, PO, 6/20/2034	461	457
Series 2004-49, Class Z, 6.00%, 6/20/2034	1,760	2,013
Series 2004-73, Class AE, IF, 14.56%, 8/17/2034 (h)	62	66
Series 2010-103, Class WA, 5.71%, 8/20/2034 (h)	525	603
Series 2004-73, Class JL, IF, IO, 6.41%, 9/16/2034 (h)	1,853	375
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (h)	196	214
Series 2004-71, Class SB, HB, IF, 28.74%, 9/20/2034 (h)	196	318
Series 2004-83, Class AP, IF, 13.95%, 10/16/2034 (h)	13	15
Series 2004-89, Class LS, HB, IF, 23.87%, 10/16/2034 (h)	152	229
Series 2004-90, Class SI, IF, IO, 5.95%, 10/20/2034 (h)	2,673	454
Series 2004-96, Class SC, IF, IO, 5.93%, 11/20/2034 (h)	1,442	5
Series 2005-3, Class SK, IF, IO, 6.60%, 1/20/2035 (h)	1,777	425
Series 2005-68, Class DP, IF, 16.09%, 6/17/2035 (h)	590	764
Series 2008-79, Class CS, IF, 6.65%, 6/20/2035 (h)	926	1,025
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	183	32
Series 2005-66, Class SP, HB, IF, 20.36%, 8/16/2035 (h)	101	161
Series 2010-14, Class CO, PO, 8/20/2035	1,077	1,019
Series 2005-65, Class SA, HB, IF, 22.18%, 8/20/2035 (h)	27	48
Series 2005-72, Class AZ, 5.50%, 9/20/2035	1,004	1,142
Series 2005-68, Class KI, IF, IO, 6.15%, 9/20/2035 (h)	3,767	804
Series 2005-82, PO, 10/20/2035	245	223
Series 2010-14, Class BO, PO, 11/20/2035	345	327
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	365	57
Series 2006-20, Class QA, 5.75%, 2/20/2036	141	149
Series 2006-16, Class OP, PO, 3/20/2036	298	281
Series 2006-22, Class AO, PO, 5/20/2036	418	413

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-38, Class SW, IF, IO, 6.35%, 6/20/2036 (h)	39	2
Series 2006-34, PO, 7/20/2036	58	56
Series 2006-33, Class Z, 6.50%, 7/20/2036	1,788	2,084
Series 2006-38, Class ZK, 6.50%, 8/20/2036	2,360	2,675
Series 2006-57, Class PZ, 5.56%, 10/20/2036	1,052	1,159
Series 2006-59, Class SD, IF, IO, 6.55%, 10/20/2036 (h)	507	83
Series 2006-65, Class SA, IF, IO, 6.65%, 11/20/2036 (h)	941	129
Series 2011-22, Class WA, 5.85%, 2/20/2037 (h)	362	419
Series 2007-57, PO, 3/20/2037	874	846
Series 2007-9, Class CI, IF, IO, 6.05%, 3/20/2037 (h)	1,009	172
Series 2007-17, Class JO, PO, 4/16/2037	561	512
Series 2007-17, Class JI, IF, IO, 6.67%, 4/16/2037 (h)	1,445	323
Series 2010-129, Class AW, 5.94%, 4/20/2037 (h)	667	768
Series 2007-19, Class SD, IF, IO, 6.05%, 4/20/2037 (h)	553	59
Series 2007-25, Class FN, 0.44%, 5/16/2037 (h)	400	399
Series 2007-28, Class BO, PO, 5/20/2037	86	81
Series 2007-26, Class SC, IF, IO, 6.05%, 5/20/2037 (h)	1,013	176
Series 2007-27, Class SD, IF, IO, 6.05%, 5/20/2037 (h)	1,066	170
Series 2007-35, PO, 6/16/2037	1,465	1,402
Series 2007-36, Class HO, PO, 6/16/2037	154	144
Series 2007-36, Class SE, IF, IO, 6.33%, 6/16/2037 (h)	661	94
Series 2007-36, Class SJ, IF, IO, 6.10%, 6/20/2037 (h)	862	91
Series 2007-45, Class QA, IF, IO, 6.49%, 7/20/2037 (h)	1,231	190
Series 2007-40, Class SN, IF, IO, 6.53%, 7/20/2037 (h)	1,205	224
Series 2007-40, Class SD, IF, IO, 6.60%, 7/20/2037 (h)	831	146
Series 2007-50, Class AI, IF, IO, 6.63%, 8/20/2037 (h)	294	20
Series 2008-20, PO, 9/20/2037	93	92
Series 2007-53, Class ES, IF, IO, 6.40%, 9/20/2037 (h)	905	133
Series 2007-53, Class SW, IF, 19.77%, 9/20/2037 (h)	207	280
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	813	42
Series 2008-7, Class SP, IF, 13.11%, 10/20/2037 (h)	151	178
Series 2009-79, Class OK, PO, 11/16/2037	1,529	1,461
Series 2007-74, Class SL, IF, IO, 6.40%, 11/16/2037 (h)	934	141
Series 2007-73, Class MI, IF, IO, 5.85%, 11/20/2037 (h)	992	131
Series 2007-76, Class SB, IF, IO, 6.35%, 11/20/2037 (h)	1,911	211
Series 2007-67, Class SI, IF, IO, 6.36%, 11/20/2037 (h)	1,085	214
Series 2007-72, Class US, IF, IO, 6.40%, 11/20/2037 (h)	867	121
Series 2008-7, Class SK, IF, 19.51%, 11/20/2037 (h)	105	139
Series 2007-79, Class SY, IF, IO, 6.40%, 12/20/2037 (h)	1,303	195
Series 2008-1, PO, 1/20/2038	59	56
Series 2015-137, Class WA, 5.51%, 1/20/2038 (h)	3,398	4,008
Series 2008-17, IO, 5.50%, 2/20/2038	203	15
Series 2009-106, Class ST, IF, IO, 5.85%, 2/20/2038 (h)	8,322	1,455
Series 2008-33, Class XS, IF, IO, 7.56%, 4/16/2038 (h)	567	103
Series 2008-36, Class SH, IF, IO, 6.15%, 4/20/2038 (h)	1,315	4
Series 2008-40, Class SA, IF, IO, 6.26%, 5/16/2038 (h)	4,336	826
Series 2008-50, Class KB, 6.00%, 6/20/2038	673	779
Series 2008-55, Class SA, IF, IO, 6.05%, 6/20/2038 (h)	317	54
Series 2008-69, Class QD, 5.75%, 7/20/2038	880	946
Series 2008-60, Class CS, IF, IO, 6.00%, 7/20/2038 (h)	1,111	145
Series 2012-59, Class WA, 5.58%, 8/20/2038 (h)	1,616	1,871
Series 2008-71, Class SC, IF, IO, 5.85%, 8/20/2038 (h)	397	57
Series 2008-76, Class US, IF, IO, 5.75%, 9/20/2038 (h)	1,348	240
Series 2008-81, Class S, IF, IO, 6.05%, 9/20/2038 (h)	2,778	277
Series 2009-25, Class SE, IF, IO, 7.45%, 9/20/2038 (h)	584	97
Series 2011-97, Class WA, 6.12%, 11/20/2038 (h)	1,089	1,275
Series 2008-93, Class AS, IF, IO, 5.55%, 12/20/2038 (h)	1,398	198
Series 2008-96, Class SL, IF, IO, 5.85%, 12/20/2038 (h)	803	76
Series 2011-163, Class WA, 5.87%, 12/20/2038 (h)	3,823	4,467

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	193	9
Series 2008-95, Class DS, IF, IO, 7.15%, 12/20/2038 (h)	2,510	466
Series 2014-6, Class W, 5.40%, 1/20/2039 (h)	2,825	3,248
Series 2009-6, Class SA, IF, IO, 5.96%, 2/16/2039 (h)	596	76
Series 2009-11, Class SC, IF, IO, 6.01%, 2/16/2039 (h)	864	84
Series 2009-10, Class SA, IF, IO, 5.80%, 2/20/2039 (h)	1,101	167
Series 2009-6, Class SH, IF, IO, 5.89%, 2/20/2039 (h)	679	77
Series 2009-31, Class TS, IF, IO, 6.15%, 3/20/2039 (h)	959	74
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	373	65
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	817	175
Series 2009-22, Class SA, IF, IO, 6.12%, 4/20/2039 (h)	1,973	325
Series 2009-35, Class ZB, 5.50%, 5/16/2039	14,945	17,044
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	240	34
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	322	59
Series 2009-102, Class SM, IF, IO, 6.26%, 6/16/2039 (h)	16	—	(i)
Series 2009-43, Class SA, IF, IO, 5.80%, 6/20/2039 (h)	1,068	152
Series 2009-42, Class SC, IF, IO, 5.93%, 6/20/2039 (h)	1,506	224
Series 2009-64, Class SN, IF, IO, 5.96%, 7/16/2039 (h)	1,684	246
Series 2009-72, Class SM, IF, IO, 6.11%, 8/16/2039 (h)	1,647	290
Series 2009-104, Class AB, 7.00%, 8/16/2039	738	810
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,753	3,359
Series 2009-81, Class SB, IF, IO, 5.94%, 9/20/2039 (h)	2,783	567
Series 2009-106, Class AS, IF, IO, 6.26%, 11/16/2039 (h)	2,197	410
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	4,479
Series 2015-91, Class W, 5.25%, 5/20/2040 (h)	3,006	3,479
Series 2013-75, Class WA, 5.15%, 6/20/2040 (h)	871	1,000
Series 2011-137, Class WA, 5.57%, 7/20/2040 (h)	1,676	1,971
Series 2010-130, Class CP, 7.00%, 10/16/2040	2,977	3,573
Series 2010-157, Class OP, PO, 12/20/2040	3,724	3,532
Series 2011-75, Class SM, IF, IO, 6.45%, 5/20/2041 (h)	1,959	300
Series 2013-26, Class AK, 4.70%, 9/20/2041 (h)	2,294	2,626
Series 2014-188, Class W, 4.61%, 10/20/2041 (h)	2,293	2,555
Series 2012-141, Class WA, 4.54%, 11/16/2041 (h)	2,504	2,795
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,638
Series 2012-141, Class WC, 3.70%, 1/20/2042 (h)	2,323	2,557
Series 2012-141, Class WB, 3.99%, 9/16/2042 (h)	1,401	1,579
Series 2014-41, Class W, 4.69%, 10/20/2042 (h)	2,402	2,707
Series 2013-54, Class WA, 4.84%, 11/20/2042 (h)	1,404	1,602
Series 2013-91, Class WA, 4.48%, 4/20/2043 (h)	1,582	1,751
Series 2019-78, Class SW, IF, IO, 5.95%, 6/20/2049 (h)	31,576	4,698
Series 2020-134, Class ST, IF, IO, 3.55%, 9/20/2050 (h)	59,537	7,817
Series 2012-H24, Class FA, 0.59%, 3/20/2060 (h)	164	164
Series 2012-H24, Class FG, 0.57%, 4/20/2060 (h)	89	89
Series 2013-H03, Class FA, 0.44%, 8/20/2060 (h)	8	8
Series 2011-H05, Class FB, 0.64%, 12/20/2060 (h)	1,579	1,583
Series 2011-H06, Class FA, 0.59%, 2/20/2061 (h)	2,023	2,025
Series 2012-H21, Class CF, 0.84%, 5/20/2061 (h)	204	205
Series 2011-H19, Class FA, 0.61%, 8/20/2061 (h)	2,161	2,164
Series 2012-H26, Class JA, 0.69%, 10/20/2061 (h)	51	51
Series 2012-H10, Class FA, 0.69%, 12/20/2061 (h)	19,492	19,547
Series 2012-H08, Class FB, 0.74%, 3/20/2062 (h)	5,686	5,707
Series 2013-H07, Class MA, 0.69%, 4/20/2062 (h)	10	10
Series 2012-H08, Class FS, 0.84%, 4/20/2062 (h)	5,486	5,535
Series 2012-H15, Class FA, 0.59%, 5/20/2062 (h)	3	3
Series 2012-H26, Class MA, 0.69%, 7/20/2062 (h)	81	81
Series 2012-H18, Class NA, 0.66%, 8/20/2062 (h)	1,285	1,288
Series 2012-H28, Class FA, 0.72%, 9/20/2062 (h)	269	269
Series 2012-H29, Class FA, 0.65%, 10/20/2062 (h)	14,543	14,572

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2012-H24, Class FE, 0.74%, 10/20/2062 (h)	85	86
Series 2013-H02, Class HF, 0.44%, 11/20/2062 (h)	39	39
Series 2013-H01, Class JA, 0.46%, 1/20/2063 (h)	7,667	7,653
Series 2013-H01, Class FA, 1.65%, 1/20/2063	2,131	2,134
Series 2013-H04, Class SA, 0.56%, 2/20/2063 (h)	1,753	1,753
Series 2013-H08, Class FC, 0.59%, 2/20/2063 (h)	3,564	3,567
Series 2013-H07, Class HA, 0.55%, 3/20/2063 (h)	6,476	6,476
Series 2013-H09, Class HA, 1.65%, 4/20/2063	1,296	1,300
Series 2013-H14, Class FG, 0.61%, 5/20/2063 (h)	1,655	1,657
Series 2013-H14, Class FC, 0.61%, 6/20/2063 (h)	1,746	1,748
Series 2014-H01, Class FD, 0.79%, 1/20/2064 (h)	14,685	14,765
Series 2014-H05, Class FA, 0.83%, 2/20/2064 (h)	10,377	10,482
Series 2014-H06, Class HB, 0.79%, 3/20/2064 (h)	2,742	2,757
Series 2014-H09, Class TA, 0.74%, 4/20/2064 (h)	10,757	10,802
Series 2014-H10, Class TA, 0.74%, 4/20/2064 (h)	15,524	15,630
Series 2014-H11, Class VA, 0.64%, 6/20/2064 (h)	18,253	18,314
Series 2014-H15, Class FA, 0.64%, 7/20/2064 (h)	17,335	17,391
Series 2014-H17, Class FC, 0.64%, 7/20/2064 (h)	12,471	12,512
Series 2014-H19, Class FE, 0.61%, 9/20/2064 (h)	17,124	17,158
Series 2014-H20, Class LF, 0.74%, 10/20/2064 (h)	7,449	7,488
Series 2015-H02, Class FB, 0.64%, 12/20/2064 (h)	7,209	7,225
Series 2015-H03, Class FA, 0.64%, 12/20/2064 (h)	6,679	6,692
Series 2015-H05, Class FC, 0.62%, 2/20/2065 (h)	28,745	28,693
Series 2015-H06, Class FA, 0.62%, 2/20/2065 (h)	14,797	14,827
Series 2015-H07, Class ES, 0.63%, 2/20/2065 (h)	10,119	10,124
Series 2015-H08, Class FC, 0.62%, 3/20/2065 (h)	40,744	40,840
Series 2015-H10, Class FC, 0.62%, 4/20/2065 (h)	33,911	33,995
Series 2015-H12, Class FA, 0.62%, 5/20/2065 (h)	20,716	20,589
Series 2015-H15, Class FD, 0.58%, 6/20/2065 (h)	9,571	9,581
Series 2015-H15, Class FJ, 0.58%, 6/20/2065 (h)	14,663	14,678
Series 2015-H18, Class FA, 0.59%, 6/20/2065 (h)	12,116	12,129
Series 2015-H16, Class FG, 0.58%, 7/20/2065 (h)	16,280	16,297
Series 2015-H16, Class FL, 0.58%, 7/20/2065 (h)	22,693	22,718
Series 2015-H20, Class FA, 0.61%, 8/20/2065 (h)	14,814	14,846
Series 2015-H26, Class FG, 0.66%, 10/20/2065 (h)	4,383	4,401
Series 2015-H32, Class FH, 0.80%, 12/20/2065 (h)	9,859	9,950
Series 2016-H07, Class FA, 0.89%, 3/20/2066 (h)	42,480	43,001
Series 2016-H07, Class FB, 0.89%, 3/20/2066 (h)	10,718	10,850
Series 2016-H11, Class FD, 1.40%, 5/20/2066 (h)	21,977	22,114
Series 2016-H26, Class FC, 1.14%, 12/20/2066 (h)	15,349	15,658
Series 2017-H08, Class XI, IO, 2.32%, 3/20/2067 (h)	70,710	7,290
Series 2017-H14, Class XI, IO, 1.80%, 6/20/2067 (h)	54,877	4,494
Series 2018-H09, Class FE, 0.90%, 6/20/2068 (h)	4,105	4,072
Series 2019-H20, Class ID, IO, 2.69%, 12/20/2069 (h)	32,271	3,008
Series 2020-H02, Class MI, IO, 2.72%, 1/20/2070 (h)	74,815	4,716
Series 2020-H05, IO, 2.56%, 3/20/2070 (h)	66,159	5,299
Series 2020-H09, IO, 1.92%, 5/20/2070 (h)	70,282	5,278
Series 2020-H09, Class IC, IO, 1.99%, 5/20/2070 (h)	70,978	6,906
Series 2020-H09, Class CI, IO, 2.32%, 5/20/2070 (h)	66,722	6,160
Series 2020-H11, IO, 1.61%, 6/20/2070 (h)	40,439	3,255
Series 2020-H12, Class IJ, IO, 1.56%, 7/20/2070 (h)	54,093	5,106
Series 2020-H12, Class HI, IO, 2.18%, 7/20/2070 (h)	45,964	5,917
Series 2020-H15, IO, 1.56%, 8/20/2070 (h)	70,204	6,831
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	28,600	27,742
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 0.55%, 6/25/2034 (a) (h)	424	358
Series 2005-RP2, Class 1AF, 0.50%, 3/25/2035 (a) (h)	733	664
Series 2005-RP3, Class 1AF, 0.50%, 9/25/2035 (a) (h)	4,760	3,950
Series 2005-RP3, Class 1AS, IO, 4.25%, 9/25/2035 ‡ (a) (h)	3,509	481

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
GSR Mortgage Loan Trust
Series 2003-6F, Class A2, 0.55%, 9/25/2032 (h)	4		4
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	135		140
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	542		563
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	384		414
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	406		426
Series 2005-5F, Class 8A3, 0.65%, 6/25/2035 (h)	143		133
Series 2005-AR6, Class 3A1, 3.64%, 9/25/2035 (h)	43		44
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	706		733
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	330		443
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	2,258		1,675
Headlands Residential LLC
Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (d)	38,990		39,178
Series 2018-RPL1, Class A, 3.88%, 8/25/2024 (a) (d)	18,838		19,267
Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (a) (d)	38,825		39,769
Homeward Opportunities Fund Trust Series 2020-BPL1, Class A1, 3.23%, 8/25/2025 (a) (d)	30,000		30,000
Impac CMB Trust Series 2005-4, Class 2A1, 0.75%, 5/25/2035 (h)	791		762
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	522		529
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 0.50%, 5/25/2036 (h)	1,771		1,714
Series 2006-2, Class 2A1, 0.50%, 8/25/2036 (h)	778		779
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 2.53%, 11/25/2033 (h)	1,659		1,703
Series 2004-A3, Class 4A1, 3.26%, 7/25/2034 (h)	36		37
Series 2006-A3, Class 6A1, 3.02%, 8/25/2034 (h)	409		400
Series 2006-A2, Class 4A1, 3.08%, 8/25/2034 (h)	2,920		3,006
Series 2004-A4, Class 1A1, 2.88%, 9/25/2034 (h)	155		151
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	36		37
Series 2005-A1, Class 3A4, 3.29%, 2/25/2035 (h)	520		505
Series 2007-A1, Class 5A1, 3.20%, 7/25/2035 (h)	365		361
Series 2007-A1, Class 5A2, 3.20%, 7/25/2035 (h)	146		145
Legacy Mortgage Asset Trust
Series 2020-GS1, Class A1, 2.88%, 10/25/2059 (a) (d)	9,442		9,470
Series 2020-GS5, Class A1, 3.25%, 6/25/2060 (a)	13,030		13,117
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.96%, 4/25/2036 (h)	413		360
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	206		205
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	2,362		1,367
LHOME Mortgage Trust
Series 2019-RTL2, Class A1, 3.84%, 3/25/2024 (a)	27,015		27,256
Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (a)	18,550		18,685
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.11%, 4/21/2034 (h)	781		782
Series 2004-3, Class 4A2, 2.71%, 4/25/2034 (h)	214		196
Series 2004-15, Class 3A1, 3.64%, 12/25/2034 (h)	226		212
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	7		8
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	3		3
Series 2003-9, Class 2A1, 6.00%, 12/25/2033	211		220
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	160		166
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	1,484		1,516
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	294		301
Series 2004-6, Class 30, PO, 7/25/2034 ‡	208		175
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	142		150
Series 2004-7, Class 30, PO, 8/25/2034 ‡	138		117
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(i)	—	(i)
Series 2003-12, Class 30, PO, 12/25/2033 ‡	15		14
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	84		86
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	361		365
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	126		126
Series 2004-1, Class 30, PO, 2/25/2034 ‡	14		11

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 0.50%, 5/25/2035 (a) (h)	6,834		3,723
Series 2006-2, Class 1A1, 4.33%, 5/25/2036 (a) (h)	794		752
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	159		133
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 0.77%, 10/25/2028 (h)	507		505
Series 2003-F, Class A1, 0.79%, 10/25/2028 (h)	1,026		1,018
Series 2004-A, Class A1, 0.61%, 4/25/2029 (h)	203		198
Series 2004-C, Class A2, 0.98%, 7/25/2029 (h)	363		356
Series 2003-A5, Class 2A6, 2.73%, 8/25/2033 (h)	238		236
Series 2004-A4, Class A2, 3.19%, 8/25/2034 (h)	461		469
Series 2004-1, Class 2A1, 2.63%, 12/25/2034 (h)	498		499
Series 2005-A2, Class A1, 3.79%, 2/25/2035 (h)	789		817
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 1.30%, 6/25/2037 (h)	513		479
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.43%, 10/25/2019 (h)	70		69
Series 2004-3, Class 4A, 5.63%, 4/25/2034 (h)	1,226		1,314
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 0.62%, 6/15/2030 (h)	1,301		1,289
Series 2000-TBC3, Class A1, 0.58%, 12/15/2030 (h)	288		280
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (h)	414		413
NCUA Guaranteed Notes Trust Series 2010-R3, Class 1A, 0.70%, 12/8/2020 (h)	8,347		8,340
New Residential Mortgage Loan Trust
Series 2020-RPL2, Class A1, 3.58%, 8/25/2025 (a) (h)	19,551		19,567
Series 2020-NPL2, Class A1, 3.23%, 8/25/2060 (a) (d)	17,018		17,029
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	69		71
Series 2003-A1, Class A1, 5.50%, 5/25/2033	74		76
Series 2003-A1, Class A2, 6.00%, 5/25/2033	120		122
P -stla 7.25%, 10/11/2026 ‡	40,900		40,900
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	462		494
Progress Residential Trust 6.38%, 10/20/2025 ‡	45,000		44,550
PRPM LLC
Series 2020-2, Class A1, 3.67%, 8/25/2025 (a) (d)	22,281		22,461
Series 2020-5, Class A1, 3.10%, 11/25/2025 (a) (d)	41,556		41,641
RALI Trust
Series 2002-QS16, Class A3, IF, 16.31%, 10/25/2017 (h)	1		1
Series 2003-QS9, Class A3, IF, IO, 7.40%, 5/25/2018 ‡ (h)	6		—	(i)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(i)	—
Series 2003-QS12, Class A2A, IF, IO, 7.45%, 6/25/2018 ‡ (h)	—	(i)	—	(i)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	9		8
Series 2005-QA6, Class A32, 4.41%, 5/25/2035 (h)	874		617
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	113		110
RBSSP Resecuritization Trust
Series 2009-12, Class 1A1, 5.35%, 11/25/2033 (a) (h)	733		732
Series 2009-1, Class 1A1, 6.50%, 2/26/2036 (a) (h)	745		763
RCO V Mortgage LLC Series 2020-1, Class A1, 3.10%, 9/25/2025 (a) (d)	14,707		14,725
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 ‡ (a)	50		35
Repo Buyer 8.32%, 5/14/2022 ‡	20,502		20,502
Residential Asset Securitization Trust
Series 2003-A8, Class A5, 4.25%, 10/25/2018	12		13
Series 2005-A2, Class A4, IF, IO, 4.90%, 3/25/2035 ‡ (h)	5,159		1,035
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	425		417
RFMSI Trust Series 2005-SA4, Class 1A1, 2.89%, 9/25/2035 (h)	201		182
RMIP 5.60%, 8/25/2021 ‡	25,314		24,845
SART
4.75%, 7/15/2024	33,789		33,958
3.25%, 10/15/2024 ‡	7,716		7,616
4.76%, 6/15/2025	39,782		40,379

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SART CRR
Series 4, 2.51%, 10/15/2024 ‡	16,243	16,029
2.75%, 4/15/2026 ‡	11,746	11,600
4.25%, 7/15/2027 ‡	16,927	16,702
Seasoned Credit Risk Transfer Trust
Series 2018-4, Class MA, 3.50%, 3/25/2058 ‡	22,874	24,832
Series 2018-4, Class MZ, 3.50%, 3/25/2058 ‡	12,906	15,458
Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	58,612	65,438
Series 2019-1, Class M55D, 4.00%, 7/25/2058	36,950	40,618
Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	26,450	31,079
Series 2020-1, Class M55G, 3.00%, 8/25/2059	53,708	57,263
Series 2020-3, Class MT, 2.00%, 5/25/2060	74,368	76,435
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	14,835	15,625
Sequoia Mortgage Trust
Series 2004-8, Class A1, 0.85%, 9/20/2034 (h)	664	649
Series 2004-8, Class A2, 1.06%, 9/20/2034 (h)	831	825
Series 2004-10, Class A1A, 0.77%, 11/20/2034 (h)	291	280
Series 2004-11, Class A1, 0.75%, 12/20/2034 (h)	875	872
Series 2004-12, Class A3, 0.74%, 1/20/2035 (h)	709	670
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 0.81%, 10/19/2034 (h)	839	843
Series 2005-AR5, Class A3, 0.40%, 7/19/2035 (h)	2,808	2,777
Structured Asset Securities Corp.
Series 2003-37A, Class 2A, 2.50%, 12/25/2033 (h)	919	902
Series 2004-4XS, Class 1A5, 5.16%, 2/25/2034 (d)	1,383	1,422
Series 2005-RF3, Class 1A, 0.50%, 6/25/2035 (a) (h)	540	468
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3, 2.89%, 11/25/2033 (h)	198	198
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 0.79%, 9/25/2043 (h)	1,794	1,790
Series 2004-4, Class 3A, 2.75%, 12/25/2044 (h)	1,121	1,111
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	726	766
Series 1994-1, Class 1, 5.24%, 2/15/2024 (h)	269	284
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	784	838
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	590	668
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	266	299
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	904	1,030
Series 1998-1, Class 2E, 7.00%, 3/15/2028	605	680
vMobo, Inc. 7.50%, 5/31/2024	40,000	39,293
VOLT PT 0.00% 7/27/2023 ‡	61,354	60,158
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 17.05%, 6/25/2033 (h)	164	204
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	280	290
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	414	427
Series 2003-AR7, Class A7, 2.71%, 8/25/2033 (h)	408	404
Series 2003-AR9, Class 2A, 2.78%, 9/25/2033 (h)	387	371
Series 2003-AR9, Class 1A6, 2.80%, 9/25/2033 (h)	2,419	2,407
Series 2003-S9, Class P, PO, 10/25/2033 ‡	26	22
Series 2003-AR11, Class A6, 2.75%, 10/25/2033 (h)	1,394	1,404
Series 2003-S9, Class A8, 5.25%, 10/25/2033	1,680	1,730
Series 2004-AR3, Class A1, 3.65%, 6/25/2034 (h)	567	577
Series 2004-AR3, Class A2, 3.65%, 6/25/2034 (h)	729	739
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	1,580	1,630
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	128	129
Series 2006-AR10, Class 2P, 3.07%, 9/25/2036 ‡ (h)	55	44
Series 2006-AR8, Class 1A2, 3.12%, 8/25/2046 (h)	367	350
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035 ‡	71	56
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	622	626
Series 2005-2, Class 2A3, IF, IO, 4.85%, 4/25/2035 ‡ (h)	1,392	226
Series 2005-2, Class 1A4, IF, IO, 4.90%, 4/25/2035 ‡ (h)	4,723	695
Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,672	1,598

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	1,639	289
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	262	259
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	124	115
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	1	1
Wells Fargo Alternative Loan Trust
Series 2003-1, Class A, PO, 9/25/2033 ‡	35	30
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	147	140
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	109	108

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,859,262)		2,952,263

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.4%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035 ‡ (a) (h)	21,000	20,323
Series 2018-20TS, Class E, 3.20%, 5/15/2035 ‡ (a) (h)	13,399	12,665
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (a)	7,026	7,340
Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (a) (h)	7,700	8,276
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.87%, 5/27/2021 (a) (h)	27,564	27,462
Series 2014-FRR5, Class AK30, PO, 6/27/2045 (a)	3,200	2,969
Series 2016-FR13, Class A, 1.57%, 8/27/2045 (a) (h)	9,619	9,374
Series 2015-FR11, Class AK25, 2.50%, 9/27/2045 (a) (h)	7,484	7,479
Banc of America Commercial Mortgage Trust Series 2006-5, Class XC, IO, 0.88%, 9/10/2047 ‡ (a) (h)	1,004	6
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 2.49%, 3/15/2036 ‡ (a) (h)	6,700	6,230
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (a)	4,949	4,941
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	46,923	47,892
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class X1, IO, 0.75%, 12/11/2038 ‡ (a) (h)	2,703	—	(i)
Series 2007-T26, Class X1, IO, 0.01%, 1/12/2045 ‡ (a) (h)	92,274	24
BXMT Ltd. Series 2017-FL1, Class D, 2.84%, 6/15/2035 ‡ (a) (h)	20,740	20,637
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.38%, 12/11/2049 ‡ (a) (h)	135	—	(i)
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.86%, 10/15/2048 ‡ (a) (h)	17,898	54
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, IO, 1.10%, 8/15/2048 ‡ (h)	3,824	12
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (a)	4,484	4,774
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (h)	53,745	59,570
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (a) (h)	6,150	6,097
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	7,550	7,518
Series 2020-CBM, Class B, 3.10%, 2/10/2037 ‡ (a)	14,250	14,050
Series 2012-CR2, Class XA, IO, 1.78%, 8/15/2045 ‡ (h)	22,825	441
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	13,800	15,174
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	10,308
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	19,609
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.04%, 1/15/2049 ‡ (a) (h)	16,595	—	(i)
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESA, 4.03%, 10/15/2032 (a)	29,490	30,731
Series 2017-CX10, Class UESC, 4.38%, 10/15/2032 ‡ (a) (h)	4,929	4,722
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (a)	2,600	2,652
Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	16,830	13,070
DBUBS Mortgage Trust Series 2011-LC2A, Class XA, IO, 1.14%, 7/10/2044 ‡ (a) (h)	17,303	12
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.54%, 6/10/2034 (a) (h)	4,000	3,883

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ09, Class A2, 2.84%, 9/25/2022	8,921	9,212
Series KS01, Class A2, 2.52%, 1/25/2023	12,503	12,865
Series KSMC, Class A2, 2.62%, 1/25/2023	36,500	38,214
Series K038, Class A2, 3.39%, 3/25/2024	20,914	22,775
Series K731, Class AM, 3.60%, 2/25/2025 (h)	32,000	35,680
Series KPLB, Class A, 2.77%, 5/25/2025	2,314	2,499
Series KLU2, Class A7, 2.23%, 9/25/2025 (h)	21,900	23,166
Series KJ17, Class A2, 2.98%, 11/25/2025	29,801	32,424
Series K052, Class A2, 3.15%, 11/25/2025	23,597	26,237
Series K737, Class AM, 2.10%, 10/25/2026	24,520	26,197
Series K061, Class AM, 3.44%, 11/25/2026 (h)	20,000	22,873
Series K065, Class A2, 3.24%, 4/25/2027	21,719	24,748
Series K065, Class AM, 3.33%, 5/25/2027	11,657	13,314
Series K066, Class A2, 3.12%, 6/25/2027	8,171	9,261
Series K069, Class A2, 3.19%, 9/25/2027 (h)	48,115	55,094
Series K070, Class A2, 3.30%, 11/25/2027 (h)	17,323	20,000
Series K072, Class A2, 3.44%, 12/25/2027	14,689	17,083
Series K072, Class AM, 3.50%, 12/25/2027 (h)	19,000	22,116
Series K073, Class A2, 3.35%, 1/25/2028	33,492	38,674
Series W5FX, Class AFX, 3.34%, 4/25/2028 (h)	21,769	24,436
Series K077, Class A2, 3.85%, 5/25/2028 (h)	33,800	40,307
Series K081, Class A2, 3.90%, 8/25/2028 (h)	36,095	43,170
Series K082, Class A2, 3.92%, 9/25/2028 (h)	29,701	35,539
Series K082, Class AM, 3.92%, 9/25/2028 (h)	12,035	14,361
Series K087, Class A2, 3.77%, 12/25/2028	8,150	9,687
Series K088, Class A2, 3.69%, 1/25/2029	355	421
Series K115, Class XAM, IO, 1.65%, 7/25/2030 (h)	44,581	5,858
Series K118, Class XAM, IO, 1.26%, 9/25/2030 (h)	21,865	2,238
Series Q013, Class APT2, 1.29%, 5/25/2050 (h)	21,243	21,397
FNMA ACES
Series 2011-M1, Class A3, 3.76%, 6/25/2021	2,309	2,331
Series 2011-M8, Class A2, 2.92%, 8/25/2021	2,485	2,515
Series 2013-M9, Class A2, 2.39%, 1/25/2023 (h)	4,954	5,120
Series 2013-M13, Class A2, 2.64%, 4/25/2023 (h)	1,462	1,521
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (h)	11,907	12,702
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (h)	16,134	17,437
Series 2014-M9, Class A2, 3.10%, 7/25/2024 (h)	3,109	3,361
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (h)	10,879	11,667
Series 2015-M1, Class A2, 2.53%, 9/25/2024	11,394	12,049
Series 2015-M3, Class A2, 2.72%, 10/25/2024	13,778	14,688
Series 2015-M7, Class A2, 2.59%, 12/25/2024	6,254	6,644
Series 2015-M2, Class A3, 3.13%, 12/25/2024 (h)	9,620	10,321
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (h)	10,000	10,751
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (h)	64,822	70,826
Series 2016-M11, Class A2, 2.37%, 7/25/2026 (h)	96,850	104,276
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (h)	10,891	11,864
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	57,555	64,272
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	33,600	37,668
Series 2017-M12, Class A2, 3.18%, 6/25/2027 (h)	44,413	50,120
Series 2017-M15, Class A2, 3.06%, 9/25/2027 (h)	10,000	11,184
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (h)	22,000	24,723
Series 2018-M4, Class A2, 3.15%, 3/25/2028 (h)	25,707	29,138
Series 2018-M9, Class APT2, 3.23%, 4/25/2028 (h)	96,014	106,887
Series 2018-M8, Class A2, 3.44%, 6/25/2028 (h)	35,260	40,702
Series 2018-M10, Class A2, 3.48%, 7/25/2028 (h)	45,168	52,069
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (h)	34,615	40,585
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	12,720	13,135
Series 2020-M38, Class X2, IO, 2.11%, 11/25/2028 (h)	54,000	7,201

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-M7, Class A2, 3.14%, 4/25/2029	41,965	48,035
Series 2017-M5, Class A2, 3.29%, 4/25/2029 (h)	8,018	9,127
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (h)	75,085	84,677
Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,669	16,660
Series 2020-M5, Class A2, 2.21%, 1/25/2030	46,000	49,195
Series 2018-M3, Class A2, 3.19%, 2/25/2030 (h)	17,874	20,383
Series 2020-M50, Class A1, 0.67%, 10/25/2030	48,725	48,337
Series 2020-M50, Class A2, 1.20%, 10/25/2030	12,140	12,317
Series 2020-M50, Class X1, IO, 2.05%, 10/25/2030 (h)	220,263	26,640
FREMF Mortgage Trust
Series 2017-K727, Class B, 3.87%, 7/25/2024 (a) (h)	27,500	29,617
Series 2018-KSL1, Class B, 3.96%, 11/25/2025 (a) (h)	10,011	10,254
Series 2015-K44, Class B, 3.81%, 1/25/2048 (a) (h)	769	834
Series 2015-K45, Class B, 3.71%, 4/25/2048 (a) (h)	11,025	11,911
Series 2015-K47, Class B, 3.71%, 6/25/2048 (a) (h)	5,000	5,422
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (h)	10,000	10,993
Series 2016-K56, Class B, 4.07%, 6/25/2049 (a) (h)	8,451	9,320
Series 2016-K722, Class B, 3.98%, 7/25/2049 (a) (h)	21,565	22,859
Series 2017-K67, Class B, 4.08%, 9/25/2049 (a) (h)	8,500	9,498
Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (h)	8,000	8,596
Series 2017-K63, Class B, 4.00%, 2/25/2050 (a) (h)	20,000	22,147
Series 2019-K102, Class B, 3.65%, 12/25/2051 (a) (h)	6,000	6,544
Series 2019-K90, Class B, 4.46%, 2/25/2052 (a) (h)	8,500	9,766
Series 2020-K737, Class B, 3.41%, 1/25/2053 (a) (h)	10,000	10,819
GS Mortgage Securities Trust Series 2006-GG8, Class X, IO, 1.27%, 11/10/2039 ‡ (a) (h)	10,432	18
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	36,250	38,646
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.19%, 8/12/2037 ‡ (a) (h)	8,295	1
Series 2006-CB15, Class X1, IO, 0.39%, 6/12/2043 ‡ (h)	15,712	12
Series 2007-LD12, Class X, IO, 2/15/2051 ‡ (h)	7,963	—	(i)
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.17%, 12/27/2046 (a) (h)	14,000	13,202
Series 2014-FRR1, Class BK10, 0.46%, 11/27/2049 (a) (h)	1,449	1,449
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (a)	8,924	10,048
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class XW, IO, 0.35%, 2/15/2040 ‡ (h)	2,562	—	(i)
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.74%, 12/12/2049 ‡ (a) (h)	4,893	—	(i)
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class X1, IO, 0.29%, 12/15/2043 ‡ (a) (h)	1,692	—	(i)
Series 2007-HQ11, Class X, IO, 0.36%, 2/12/2044 (a) (h)	1,869	—	(i)
Series 2007-IQ13, Class X, IO, 0.65%, 3/15/2044 ‡ (a) (h)	3,832	11
Series 2007-HQ13, Class X1, IO, 12/15/2044 ‡ (a) (h)	1,407	—	(i)
Series 2012-C4, Class A3, 2.99%, 3/15/2045	502	503
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	38,560	40,305
Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (a)	81,600	79,667
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (a)	4,450	4,427
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	24,215	24,768
Series RR Trust Series 2014-1, Class B, PO, 5/25/2047 (a)	8,260	6,451
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.25%, 5/10/2045 (a) (h)	12,468	218
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	15,527	15,226
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	2,357	2,464
Series 2012-C2, Class XA, IO, 1.45%, 5/10/2063 ‡ (a) (h)	44,252	722
Series 2012-C2, Class A4, 3.53%, 5/10/2063	9,327	9,606
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	11,148	11,473

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 ‡ (a) (h)	3,035	—	(i)
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	9,766
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK20, PO, 5/27/2045 (a)	8,000	7,540
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (a)	7,586	7,610
Series 2013-C11, Class D, 4.40%, 3/15/2045 ‡ (a) (h)	2,500	2,282
Series 2012-C6, Class A4, 3.44%, 4/15/2045	8,831	8,939

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,368,921)		2,573,203

FOREIGN GOVERNMENT SECURITIES — 0.5%
Republic of Colombia (Colombia)
4.00%, 2/26/2024	6,987	7,498
4.50%, 1/28/2026	3,811	4,265
3.13%, 4/15/2031	7,000	7,343
7.38%, 9/18/2037	1,400	2,013
5.63%, 2/26/2044	941	1,199
5.00%, 6/15/2045	3,979	4,777
5.20%, 5/15/2049	10,179	12,724
4.13%, 5/15/2051	4,960	5,411
Republic of Panama (Panama)
3.16%, 1/23/2030	8,850	9,699
4.50%, 4/16/2050	5,100	6,450
Republic of Peru (Peru) 5.63%, 11/18/2050	737	1,127
Republic of South Africa (South Africa) 5.88%, 9/16/2025	3,502	3,911
United Mexican States (Mexico)
3.60%, 1/30/2025	7,166	7,851
4.13%, 1/21/2026	5,155	5,828
3.75%, 1/11/2028	22,959	25,370
2.66%, 5/24/2031	20,674	20,705
4.75%, 3/8/2044	3,906	4,502
4.60%, 1/23/2046	15,089	17,116
4.35%, 1/15/2047	4,228	4,664
4.60%, 2/10/2048	1,928	2,191
4.50%, 1/31/2050	14,225	16,110
3.77%, 5/24/2061	11,682	11,641
5.75%, 10/12/2110	5,118	6,405

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $173,505)		188,800

MUNICIPAL BONDS — 0.5% (l)
California — 0.1%
City of Los Angeles, Department of Airports Series 2009C, Rev., 6.58%, 5/15/2039	3,060	4,105
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	21,806
State of California, Various Purpose GO, 7.30%, 10/1/2039	2,400	3,949

Total California		29,860

New York — 0.2%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	2,240	3,089
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	15,573
Series 165, Rev., 5.65%, 11/1/2040	3,780	5,369
Series 174, Rev., 4.46%, 10/1/2062	17,925	23,353

Total New York		47,384

Ohio — 0.2%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,725	19,403
County of Franklin, Hospital Facilities, Nationwide Children’s Hospital Project Rev., 2.88%, 11/1/2050	4,675	4,789
County of Hamilton, The Christ Hospital Rev., AGM, 3.76%, 6/1/2042	16,870	18,913
Ohio State University (The), General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	3,478	4,490
Series 2011-A, Rev., 4.80%, 6/1/2111	9,576	13,795
Rev., 5.59%, 12/1/2114	5,822	8,226

Total Ohio		69,616

Pennsylvania — 0.0% (b)
Chester County Health and Education Facilities Authority, Main Line Health System Rev., 3.31%, 6/1/2051	11,130	11,479

TOTAL MUNICIPAL BONDS (Cost $127,558)		158,339

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FNMA DN, 4.27%, 5/15/2030 (g)	8,071	7,103
Israel Government AID Bond (Israel)
5.50%, 12/4/2023	7,240	8,370
2.06%, 11/1/2024 (g)	5,000	4,860
5.50%, 9/18/2033	6,771	9,957
Resolution Funding Corp. STRIPS
DN, 3.08%, 1/15/2030 (g)	30,700	27,305
DN, 3.35%, 4/15/2030 (g)	18,250	16,183
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	48,879
5.50%, 6/15/2038	493	751
4.63%, 9/15/2060	4,157	6,457
4.25%, 9/15/2065	2,604	3,896
Tennessee Valley Authority STRIPS
DN, 4.14%, 11/1/2025 (g)	17,495	16,772
DN, 5.51%, 7/15/2028 (g)	3,119	2,848
DN, 3.70%, 12/15/2028 (g)	3,500	3,163
DN, 5.00%, 6/15/2035 (g)	2,242	1,707

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $134,287)		158,251

	Shares (000)
SHORT-TERM INVESTMENTS — 6.5%
INVESTMENT COMPANIES — 6.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (m) (n) (Cost $2,257,827)	2,257,058	2,258,413

Total Investments — 103.5% (Cost $33,678,562)		36,027,352
Liabilities in Excess of Other Assets — (3.5)%		(1,206,937)

Net Assets — 100.0%		34,820,415

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2020.
CMBS	Commercial Mortgage-Backed Security
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2020.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	The rate shown is the effective yield as of November 30, 2020.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(i)	Amount rounds to less than one thousand.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Defaulted security.
(l)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of November 30, 2020.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,449,294	$1,003,346	$3,452,640
Collateralized Mortgage Obligations	—	2,410,416	541,847	2,952,263
Commercial Mortgage-Backed Securities	—	2,389,968	183,235	2,573,203
Corporate Bonds	—	10,435,936	—	10,435,936
Foreign Government Securities	—	188,800	—	188,800
Mortgage-Backed Securities	—	6,300,889	—	6,300,889
Municipal Bonds	—	158,339	—	158,339
U.S. Government Agency Securities	—	158,251	—	158,251
U.S. Treasury Obligations	—	7,548,618	—	7,548,618
Short-Term Investments
Investment Companies	2,258,413	—	—	2,258,413

Total Investments in Securities	$2,258,413	$32,040,511	$1,728,428	$36,027,352

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020
Investments in Securities:
Asset-Backed Securities	$971,469	$—	(a)	$(3,276)	$(803)	$360,110	$(291,362)	$73,326	$(106,118)	$1,003,346
Collateralized Mortgage Obligations	406,977	7		1,222	(1,859)	141,228	(186,836)	181,108	—	541,847
Commercial Mortgage-Backed Securities	160,021	—		(9,548)	(871)	254	(13)	36,276	(2,884)	183,235

Total	$1,538,467	$7		$(11,602)	$(3,533)	$501,592	$(478,211)	$290,710	$(109,002)	$1,728,428

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $(11,213,000).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at Novemebr 30, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$720,284	Discounted Cash Flow	Constant Prepayment Rate	0.00% -100.00% (14.39%)
			Constant Default Rate	0.00% -4.92% (6.60%)
			Yield (Discount Rate of Cash Flows)	1.26% -7.41% (3.16%)
Asset-Backed Securities	720,284

	147,921	Discounted Cash Flow	PSA Prepayment Model
			Constant Prepayment Rate	0.00% -100.00% (93.09%)
			Constant Default Rate	0.00% -4.92% (0.17%)
			Yield (Discount Rate of Cash Flows)	1.13% -199.00% (2.60%)

Collateralized Mortgage Obligations	147,921

	162,586	Discounted Cash Flow	Constant Prepayment Rate	0.00% -100.00% (0.77%)
			Yield (Discount Rate of Cash Flows)	(1.01)% -42.51% (4.48%)

Commercial Mortgage-Backed Securities	162,586

Total	$1,030,790

# The table above does not include certain level 3 securities that are valued by brokers and pricing services. At November 30, 2020, the value of these securities was approximately $697,638,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$1,345,081	$10,247,874	$9,334,315	$(544)	$317	$2,258,413	2,257,058	$4,051	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares (a)	164,034	15,000	178,942	(81)	(11)	—	—	117	—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	18,769	61,888	80,657	—	—	—	—	22	—

Total	$1,527,884	$10,324,762	$9,593,914	$(625)	$306	$2,258,413		$4,190	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.